UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22468
Ashmore Funds
(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE
England
(Address of principal executive offices)

(Zip code)
Corporation Service Company
84 State Street
Boston, MA 20109
(Name and address of agent for service)
Registrant's telephone number, including area code:
011-44-20-3077-6000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
(b) Not Applicable.

Ashmore Emerging Markets Total Return Fund
Class A/EMKAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX)	$ 141	1.32%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) delivered a total return of 13.38% net of fees, versus a (50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified) benchmark return of 12.81%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position, as well as the current account, swung into surplus and the sovereign bond prices more than doubled during the period.
In China, growth has continued to disappoint in the context of slow private consumption and investment. The sovereign credit risk is low in the context of rising trade surpluses, but the country’s sovereign external debt securities screen as expensive relative to the investable universe, so an underweight position has been appropriate.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some under-performance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market under-performed as the government’s primary balanced target was increased, and inflation expectations rose back up, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance, as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds spurred by easier financial conditions.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary.
The gr
aph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (load-waived)	13.38%	-3.35%	-0.09%
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (unadjusted)	8.83%	-4.12%	-0.49%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	12.81%	0.17%	1.59%
The Fund's primary benchmark changed from the 50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of
October
31, 2024
Fund net assets	$ 93,449,878
Total number of portfolio holdings	407
Total advisory fees paid (after reimbursements)	$ 1,308,280
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage
of the total
exposure
of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at
866-876-8294
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Total Return Fund
Class C/EMKCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX)	$ 220	2.07%
Management’s Discussion of
Fun
d Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) delivered a total return of 12.34% net of fees, versus a (50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified) benchmark return of 12.81%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position, as well as the current account, swung into surplus and the sovereign bond prices more than doubled during the period.
In China, growth has continued to disappoint in the context of slow private consumption and investment. The sovereign credit risk is low in the context of rising trade surpluses, but the country’s sovereign external debt securities screen as expensive relative to the investable universe, so an underweight position has been appropriate.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some under-performance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market under-performed as the government’s primary balanced target was increased, and inflation expectations rose back up, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance, as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds spurred by easier financial conditions.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (load-waived)	12.34%	-4.08%	-0.71%
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (unadjusted)	11.34%	-4.08%	-0.71%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	12.81%	0.17%	1.59%
The Fund's primary benchmark changed from the 50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 93,449,878
Total number of portfolio holdings	407
Total advisory fees paid (after reimbursements)	$ 1,308,280
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Total Return Fund
Institutional Class/EMKIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	$ 113	1.06%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX) delivered a total
return of 13.52% net of fees, versus a (50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local
Markets
Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified) benchmark return of 12.81%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position, as well as the current account, swung into surplus and the sovereign bond prices more than doubled during the period.
In China, growth has continued to disappoint in the context of slow private consumption and investment. The sovereign credit risk is low in the context of rising trade surpluses, but the country’s sovereign external debt securities screen as expensive relative to the investable universe, so an underweight position has been appropriate.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some under-performance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market under-performed as the government’s primary balanced target was increased, and inflation expectations rose back up, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance, as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds spurred by easier financial conditions.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	13.52%	-3.14%	0.14%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	12.81%	0.17%	1.59%
The Fund's primary benchmark changed from the 50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 93,449,878
Total number of portfolio holdings	407
Total advisory fees paid (after reimbursements)	$ 1,308,280
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Local Currency Bond Fund
Class A/ELBAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX)	$ 106	1.02%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) underperformed the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes benchmark by 30 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 8.31% (net) compared to a return for the index of 8.61%.
Top Contributors
After a devaluation in March 2024, the Egyptian pound (EGP) traded in a stable range. Policy rates were raised to 27.25%, offering high carry for this off-benchmark position, which contributed to the Fund’s performance.
The Peruvian Sol gained 1.7% over the last 12 months. Index yields fell to 6.7% from 7.4%, having reached a low around 6%. We believe that our duration management contributed to the Fund’s performance. The Turkish Lira lost 17.3% over the last year in the spot market. Rates remained range-bound. We believe that our duration management (and high FX income investments) contributed to the Fund’s performance.
Top Detractors
The Thai Baht gained 7.0% in the spot market over the last year. Index yields fell 79 bps to 2.5%. Our underweight to FX and duration positioning detracted over the period.
The Polish Zloty gained 5.7% in the spot market over the year. Index yields rose 24 bps to 5.6%. Our duration positioning (and to a lesser extent our FX stance) detracted over the period.
The Malaysian Ringgit gained 9.0% in the spot market last year. Index yields fell 22 bps to 4.0% over the period. Our duration positioning detracted
over the period.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (load-waived)	8.31%	-0.98%	-0.33%
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (unadjusted)	3.89%	-1.79%	-0.73%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	8.61%	-0.95%	-0.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	8.76%	-0.92%	-0.06%
The Fund's primary benchmark changed from the JP Morgan Global Bond Index - Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements. The secondary benchmark was replaced by the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes effective June 13, 2024 because Ashmore believes this index more closely reflects the market segments in which the Fund invests.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31,
2024
Fund net assets	$ 9,349,140
Total number of portfolio holdings	231
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Local Currency Bond Fund
Class C/ELBCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX)	$ 184	1.77%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) underperformed the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes benchmark by 125 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 7.36% (net) compared to a return for the index of 8.61%.
Top Contributors
After a devaluation in March 2024, the Egyptian pound (EGP) traded in a stable range. Policy rates were raised to 27.25%, offering high carry for this off-benchmark position, which contributed to the Fund’s performance.
The Peruvian Sol gained 1.7% over the last 12 months. Index yields fell to 6.7% from 7.4%, having reached a low around 6%. We believe that our duration management contributed to the Fund’s performance. The Turkish Lira lost 17.3% over the last year in the spot market. Rates remained range-bound. We believe that our duration management (and high FX income investments) contributed to the Fund’s performance.
Top Detractors
The Thai Baht gained 7.0% in the spot market over the last year. Index yields fell 79 bps to 2.5%. Our underweight to FX and duration positioning detracted over the period.
The Polish Zloty gained 5.7% in the spot market over the year. Index yields rose 24 bps to 5.6%. Our duration positioning (and to a lesser extent our FX stance) detracted over the period.
The Malaysian Ringgit gained 9.0% in the spot market last year. Index yields fell 22 bps to 4.0% over the period. Our duration positioning detracted over the period.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (load-waived)	7.36%	-1.74%	-0.91%
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (unadjusted)	6.36%	-1.74%	-0.91%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	8.61%	-0.95%	-0.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	8.76%	-0.92%	-0.06%
The Fund's primary benchmark changed from the JP Morgan Global Bond Index - Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements. The secondary benchmark was replaced by the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes effective June 13, 2024 because Ashmore believes this index more closely reflects the market segments in which the Fund invests.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 9,349,140
Total number of portfolio holdings	231
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy
voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Local Currency Bond Fund
Institutional Class/ELBIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	$ 80	0.77%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX) underperformed the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes benchmark by 10 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 8.51% (net) compared to a return for the index of 8.61%.
Top Contributors
After a devaluation in March 2024, the Egyptian pound (EGP) traded in a stable range. Policy rates were raised to 27.25%, offering high carry for this off-benchmark position, which contributed to the Fund’s performance.
The Peruvian Sol gained 1.7% over the last 12 months. Index yields fell to 6.7% from 7.4%, having reached a low around 6%. We believe that our duration management contributed to the Fund’s performance. The Turkish Lira lost 17.3% over the last year in the spot market. Rates remained range-bound. We believe that our duration management (and high FX income investments) contributed to the Fund’s performance.
Top Detractors
The Thai Baht gained 7.0% in the spot market over the last year. Index yields fell 79 bps to 2.5%. Our underweight to FX and duration positioning detracted over the period.
The Polish Zloty gained 5.7% in the spot market over the year. Index yields rose 24 bps to 5.6%. Our duration positioning (and to a lesser extent our FX stance) detracted over the period.
The Malaysian Ringgit gained 9.0% in the spot market last year. Index yields fell 22 bps to 4.0% over the period. Our duration positioning detracted over the period.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	8.51%	-0.77%	-0.09%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	8.61%	-0.95%	-0.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	8.76%	-0.92%	-0.06%
The Fund's primary benchmark changed from the JP Morgan Global Bond Index - Emerging Markets Global Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements. The secondary benchmark was replaced by the JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes effective June 13, 2024 because Ashmore believes this index more closely reflects the market segments in which the Fund invests.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 9,349,140
Total number of portfolio holdings	231
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of
October
31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Corporate Income Fund
Class A/ECDAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX)	$ 124	1.16%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) underperformed the JP Morgan CEMBI Broad Diversified benchmark by 166 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 13.24% compared to a return for the index of 14.90%.
Top Contributors
Brazil was a contributor to performance during the past year, owing to exposure to credits in the Telecom and Petrochemicals sectors. The largest alpha contributor was a telecom credit which has undergone a successful debt restructuring, with the bonds previously trading at distressed levels.
Chile was another contributor to performance over the period, with the positive contribution coming from exposure to a credit from the Telecom sector.

This credit was boosted by a change of control at parent company level, which resulted in a positive repricing of the issuer.
Credits from China had a weak start of during the Fund’s year but performed well in the last Fund performance quarter with the Chinese government announcing the largest stimulus package since the COVID-19 pandemic. The government unleashed a swath of monetary measures and followed that with some long-awaited hints of upcoming fiscal action at the earlier than usual Q3 2024 Politburo meeting.
Top Detractors
Niger was the top detracting position for the period, owing to exposure to the Oil and Gas sector. This underperformance is the result of the stock being suspended and as such it has underperformed the index during the period.
Venezuela was the second top detractor during the period, owing to our off-benchmark exposure there. PDVSA bonds have traded up during the period, especially the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo. Nevertheless, the positive performance here was below that of the index over the same period, resulting in underperformance.
Peru was the third top detractor, owing to a combination of country underweight and security selection. The main source of negative alpha was our underweight exposure in the Mining sector.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (load-waived)	13.24%	-1.11%	2.07%
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (unadjusted)	8.79%	-1.91%	1.66%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified	14.90%	2.44%	3.81%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 27,247,374
Total number of portfolio holdings	157
Total advisory fees paid (after reimbursements)	$ 201,657
Portfolio turnover rate	95%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Corporate Income Fund
Class C/ECDCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX)	$ 203	1.91%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) underperformed the JP Morgan CEMBI Broad Diversified benchmark by 245 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 12.45% compared to a return for the index of 14.90%.
Top Contributors
Brazil was a contributor to performance during the past year, owing to exposure to credits in the Telecom and Petrochemicals sectors. The largest alpha contributor was a telecom credit which has undergone a successful debt restructuring, with the bonds previously trading at distressed levels.
Chile was another contributor to performance over the period, with the positive contribution coming from exposure to a credit from the Telecom sector.

This credit was boosted by a change of control at parent company level, which resulted in a positive repricing of the issuer.
Credits from China had a weak start of during the Fund’s year but performed well in the last Fund performance quarter with the Chinese government announcing the largest stimulus package since the COVID-19 pandemic. The government unleashed a swath of monetary measures and followed that with some long-awaited hints of upcoming fiscal action at the earlier than usual Q3 2024 Politburo meeting.
Top Detractors
Niger was the top detracting position for the period, owing to exposure to the Oil and Gas sector. This underperformance is the result of the stock being suspended and as such it has underperformed the index during the period.
Venezuela was the second top detractor during the period, owing to our off-benchmark exposure there. PDVSA bonds have traded up during the period, especially the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo. Nevertheless, the positive performance here was below that of the index over the same period, resulting in underperformance.
Peru was the third top detractor, owing to a combination of country underweight and security selection. The main source of negative alpha was our underweight exposure in the Mining sector.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (load-waived)	12.45%	-1.86%	1.46%
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (unadjusted)	11.45%	-1.86%	1.46%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified	14.90%	2.44%	3.81%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 27,247,374
Total number of portfolio holdings	157
Total advisory fees paid (after reimbursements)	$ 201,657
Portfolio turnover rate	95%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial
information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Corporate Income Fund
Institutional Class/EMCIX
ANNUAL SHAREHOLDER REPORT | October 31,
2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	$ 97	0.91%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX) underperformed the JP Morgan CEMBI Broad Diversified benchmark by 151 basis points (bps) over the one-year period ended October 31, 2024. The Fund returned 13.39% compared to a return for the index of 14.90%.
Top Contributors
Brazil was a contributor to performance during the past year, owing to exposure to credits in the Telecom and Petrochemicals sectors. The largest alpha contributor was a telecom credit which has undergone a successful debt restructuring, with the bonds previously trading at distressed levels.
Chile was another contributor to performance over the period, with the positive contribution coming from exposure to a credit from the Telecom sector.

This credit was boosted by a change of control at parent company level, which resulted in a positive repricing of the issuer.
Credits from China had a weak start of during the Fund’s year but performed well in the last Fund performance quarter with the Chinese government announcing the largest stimulus package since the COVID-19 pandemic. The government unleashed a swath of monetary measures and followed that with some long-awaited hints of upcoming fiscal action at the earlier than usual Q3 2024 Politburo meeting.
Top Detractors
Niger was the top detracting position for the period, owing to exposure to the Oil and Gas sector. This underperformance is the result of the stock being suspended and as such it has underperformed the index during the period.
Venezuela was the second top detractor during the period, owing to our off-benchmark exposure there. PDVSA bonds have traded up during the period, especially the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo. Nevertheless, the positive performance here was below that of the index over the same period, resulting in underperformance.
Peru was the third top detractor, owing to a combination of country underweight and security selection. The main source of negative alpha was our underweight exposure in the Mining sector.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	13.39%	-0.87%	2.31%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified	14.90%	2.44%	3.81%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 27,247,374
Total number of portfolio holdings	157
Total advisory fees paid (after reimbursements)	$ 201,657
Portfolio turnover rate	95%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Short Duration Fund
Class A/ESFAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX)	$ 112	1.08%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark by 200 bps over the one year period ended October 31, 2024. The Fund returned 8.24% compared to a return for the index of 11.24%.
Top contributors
Venezuela was the top contributor to performance during the past year, owing to our large overweight position in the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo.
Mexico was another significant contributor to performance over the period, with the positive contribution coming from exposure to the oil and gas sector, via Pemex bonds. The referenced bonds have rallied on the back of news of recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
India was also a contributor during the period. The Fund’s overweight position in Indian credits, specifically credits from the renewable sector, have contributed positively to performance.
Top detractors
Credits from Brazil underperformed during the past year, with our overweight exposure resulting in underperformance relative to the benchmark. The negative impact of credit selection was the result of exposure to two companies that have gone through distress and default. One was a telecom company while the other was a construction materials company. The telecom company was successfully restructured in Q3 2024 and Ashmore exited exposure to the construction materials company after the default, as the recovery value prospects were not attractive.
Türkiye was the second top detractor to performance, which is mostly the result of our underweight exposure to the country. Turkey has been on an improving path, following strong action from the Central Bank which has seen interest rates go to 45% and inflation slowing down. The fiscal reform program championed by the government also helped investor sentiment turn positive this year.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (load-waived)	8.24%	-5.05%	0.52%
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (unadjusted)	5.81%	-5.48%	0.10%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified 1-3 Year	11.24%	2.97%	3.44%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 32,146,884
Total number of portfolio holdings	80
Total advisory fees paid (after reimbursements)	$ 46,163
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus
, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders
with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Short Duration Fund
Class C/ESFCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX)	$ 191	1.84%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark by 364 bps over the one year period ended October 31, 2024. The Fund returned 7.60% compared to a return for the index of 11.24%.
Top contributors
Venezuela was the top contributor to performance during the past year, owing to our large overweight position in the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo.
Mexico was another significant contributor to performance over the period, with the positive contribution coming from exposure to the oil and gas sector, via Pemex bonds. The referenced bonds have rallied on the back of news of recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
India was also a contributor during the period. The Fund’s overweight position in Indian credits, specifically credits from the renewable sector, have contributed positively to performance.
Top detractors
Credits from Brazil underperformed during the past year, with our overweight exposure resulting in underperformance relative to the benchmark. The negative impact of credit selection was the result of exposure to two companies that have gone through distress and default. One was a telecom company while the other was a construction materials company. The telecom company was successfully restructured in Q3 2024 and Ashmore exited exposure to the construction materials company after the default, as the recovery value prospects were not attractive.
Türkiye was the second top detractor to performance, which is mostly the result of our underweight exposure to the country. Turkey has been on an improving path, following strong action from the Central Bank which has seen interest rates go to 45% and inflation slowing down. The fiscal reform program championed by the government also helped investor sentiment turn positive this year.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on June 13, 2017, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (load-waived)	7.60%	-5.80%	-3.74%
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (unadjusted)	6.60%	-5.80%	-3.74%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	1.86%
JP Morgan CEMBI Broad Diversified 1-3 Year	11.24%	2.97%	3.32%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 32,146,884
Total number of portfolio holdings	80
Total advisory fees paid (after reimbursements)	$ 46,163
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy
voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Short Duration Fund
Institutional Class/ESFIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	$ 89	0.85%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX) underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark by 249 bps over the one year period ended October 31, 2024. The Fund returned 8.75% compared to a return for the index of 11.24%.
Top contributors
Venezuela was the top contributor to performance during the past year, owing to our large overweight position in the PDVSA 2020 collateralised bonds. The strong performance in those bonds is linked to progress in the auction for the US holding company that owns CitGo.
Mexico was another significant contributor to performance over the period, with the positive contribution coming from exposure to the oil and gas sector, via Pemex bonds. The referenced bonds have rallied on the back of news of recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
India was also a contributor during the period. The Fund’s overweight position in Indian credits, specifically credits from the renewable sector, have contributed positively to performance.
Top detractors
Credits from Brazil underperformed during the past year, with our overweight exposure resulting in underperformance relative to the benchmark. The negative impact of credit selection was the result of exposure to two companies that have gone through distress and default. One was a telecom company while the other was a construction materials company. The telecom company was successfully restructured in Q3 2024 and Ashmore exited exposure to the construction materials company after the default, as the recovery value prospects were not attractive.
Türkiye was the second top detractor to performance, which is mostly the result of our underweight exposure to the country. Turkey has been on an improving path, following strong action from the Central Bank which has seen interest rates go to 45% and inflation slowing down. The fiscal reform program championed by the government also helped investor sentiment turn positive this year.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	8.75%	-4.78%	0.78%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	0.47%	2.92%
JP Morgan CEMBI Broad Diversified 1-3 Year	11.24%	2.97%	3.44%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 32,146,884
Total number of portfolio holdings	80
Total advisory fees paid (after reimbursements)	$ 46,163
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication
to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Active Equity Fund
Class A/EMQAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX)	$ 144	1.27%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) returned 27.22% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
China was the top performing Emerging Market (EM) equity market in 2024 with a vast majority
of the positive
performance
concentrated in September after authorities announced a large liquidity and monetary support plan for their economy.

This included a cut in the prime interest rate, the reserve requirement ratio and existing mortgages.

The PBoC also announced re-lending program to fund share buybacks. In all, this marked a decisive shift in tone by Chinese authorities and supported the +23.5% return in the equity market. The strongest performing segments of the market include Consumer Discretionary & Retail (JD.com, PDD), and Consumer Services (Meituan).
Taiwan and South Korea Semiconductors (TSMC, SK Hynix, Samsung) performed well on strong export data and improved demand dynamics. TSMC has guided revenue above consensus due to? higher AI related data centre demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Specific to Samsung, we held a significant underweight position relative to the MSCI EM Index and preferred to gain exposure to the memory segment of the market through SK Hynix, which contributed to the Fund’s relative performance.
Other areas of the market that performed well include Argentina Energy (Vista Energy) and Banks (Grupo Financiero Galicia). From a macro perspective, the severe austerity measures pursued by President Javier Milei and declining inflation continue to be well received by the market.
Top Detractors
Saudi Arabia Energy (Saudi Arabian Oil Co.) detracted from relative performance. The price of oil declined over the period as the market remains focused on future global economic activity. Investors are also closely monitoring the conflict between Israel and Gaza and if it will expand to other countries in the region.
Other areas of the market that performed poorly include Brazilian Materials (Vale) and Consumer Staples (Raia Drogasil). In the former, the company has hurt by concerns surrounding the outlook of the Chinese economy. In the latter, domestic equity returns were hurt by the country’s medium-term inflation expectations which increased after the market became concerned about political interference with the country’s central bank.
Indian Automobiles (Maruti Suzuki) also saw poor performance over the period as car sales slowed, and inventory levels remain high.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (load-waived)	27.22%	2.07%	4.59%
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (unadjusted)	20.53%	0.97%	3.90%
MSCI Emerging Markets Net	25.32%	3.93%	5.24%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 22,638,557
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ 4,768
Portfolio turnover rate	237%
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing the percentage of the total net assets of the Fund as of
October
31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Active Equity Fund
Class C/EMQCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX)	$ 229	2.02%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore
Emerging
Markets Active Equity Fund (Class C/EMQCX) returned 26.43% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
China was the top performing Emerging Market (EM) equity market in 2024 with a vast majority of the positive performance concentrated in September after authorities announced a large liquidity and monetary support plan for their economy.

This included a cut in the prime interest rate, the reserve requirement ratio and existing mortgages.

The PBoC also announced re-lending program to fund share buybacks. In all, this marked a decisive shift in tone by Chinese authorities and supported the +23.5% return in the equity market. The strongest performing segments of the market include Consumer Discretionary & Retail (JD.com, PDD), and Consumer Services (Meituan).
Taiwan and South Korea Semiconductors (TSMC, SK Hynix, Samsung) performed well on strong export data and improved demand dynamics. TSMC has guided revenue above consensus due to? higher AI related data centre demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Specific to Samsung, we held a significant underweight position relative to the MSCI EM Index and preferred to gain exposure to the memory segment of the market through SK Hynix, which contributed to the Fund’s relative performance.
Other areas of the market that performed well include Argentina Energy (Vista Energy) and Banks (Grupo Financiero Galicia). From a macro perspective, the severe austerity measures pursued by President Javier Milei and declining inflation continue to be well received by the market.
Top Detractors
Saudi Arabia Energy (Saudi Arabian Oil Co.) detracted from relative performance. The price of oil declined over the period as the market remains focused on future global economic activity. Investors are also closely monitoring the conflict between Israel and Gaza and if it will expand to other countries in the region.
Other areas of the market that performed poorly include
Brazilian
Materials (Vale) and Consumer Staples (Raia Drogasil). In the former, the company has hurt by concerns surrounding the outlook of the Chinese economy. In the latter, domestic equity returns were hurt by the country’s medium-term inflation expectations which increased after the market became concerned about political interference with the country’s central bank.
Indian Automobiles (Maruti Suzuki) also saw poor performance over the period as car sales slowed, and inventory levels remain high.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (load-waived)	26.43%	1.34%	3.84%
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (unadjusted)	25.43%	1.34%	3.84%
MSCI Emerging Markets Net	25.32%	3.93%	5.24%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 22,638,557
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ 4,768
Portfolio turnover rate	237%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets
of the
Fund
as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Active Equity Fund
Institutional Class/EMQIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	$ 116	1.02%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Active
Equity
Fund (Institutional Class/EMQIX) returned 27.62% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
China was the top performing Emerging Market (EM) equity market in 2024 with a vast majority of the positive performance concentrated in September after authorities announced a large liquidity and monetary support plan for their economy.

This included a cut in the prime interest rate, the reserve requirement ratio and existing mortgages.

The PBoC also announced re-lending program to fund share buybacks. In all, this marked a decisive shift in tone by Chinese authorities and supported the +23.5% return in the equity market. The strongest performing segments of the market include Consumer Discretionary & Retail (JD.com, PDD), and Consumer Services (Meituan).
Taiwan and South Korea Semiconductors (TSMC, SK Hynix, Samsung) performed well on strong export data and improved demand dynamics. TSMC has guided revenue above consensus due to? higher AI related data centre demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Specific to Samsung, we held a significant underweight position relative to the MSCI EM Index and preferred to gain exposure to the memory segment of the market through SK Hynix, which contributed to the Fund’s relative performance.
Other areas of the market that performed well include Argentina Energy (Vista Energy) and Banks (Grupo Financiero Galicia). From a macro perspective, the severe austerity measures pursued by President Javier Milei and declining inflation continue to be well received by the market.
Top Detractors
Saudi Arabia Energy (Saudi Arabian Oil Co.) detracted from
relative
performance. The price of oil declined over the period as the market remains focused on future global economic activity. Investors are also closely monitoring the conflict between Israel and Gaza and if it will expand to other countries in the region.
Other areas of the market that performed poorly include Brazilian Materials (Vale) and Consumer Staples (Raia Drogasil). In the former, the company has hurt by concerns surrounding the outlook of the Chinese economy. In the latter, domestic equity returns were hurt by the country’s medium-term inflation expectations which increased after the market became concerned about political interference with the country’s central bank.
Indian Automobiles (
Maruti
Suzuki) also saw poor performance over the period as car sales slowed, and inventory levels remain high.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	27.62%	2.33%	4.85%
MSCI Emerging Markets Net	25.32%	3.93%	5.24%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 22,638,557
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ 4,768
Portfolio turnover rate	237%
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing the percentage of
the
total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.9%
ICICI Bank Ltd. ADR	4.3%
JD.com, Inc., Class A	4.1%
HDFC Bank Ltd. ADR	3.8%
SK Hynix, Inc.	3.7%
Meituan, Class B	3.3%
Samsung Electronics Co. Ltd.	3.1%
Tata Consultancy Services Ltd.	3.1%
Vale S.A.	3.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Small-Cap Equity Fund
Class A/ESSAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX)	$ 172	1.52%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Small Cap Equity fund (Class A/ESSAX) returned 26.83% net of fees, versus the MSCI Emerging Markets Small Cap Net benchmark return of 23.95%.
Top contributors
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line growth with a large contribution from its health insurance vertical. MakeMyTrip, an Indian tourism company, also performed well based on
improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
WinWay Technology, a Taiwanese company that manufactures and sells semiconductor test equipment, saw strong performance driven by market expansion and positive industry trends.

Kaori Heat Treatment, another company based in Taiwan that specializes in the research, development, and manufacture of heat exchanger solutions, benefitted from improved margins and we believe future growth will but supported by the global energy transition.
Top detractors
In Brazil, headwinds to performance came from Oncoclinicas do Brasil, a healthcare company focused on cancer treatment that was hurt by broader
weakness in the healthcare industry.
Dentium, a South Korean manufacturer and supplier of dental implants, prosthetics, biologics, and surgical instruments declined over the past year, primarily due to slower earnings growth and market challenges in the medical equipment sector.
Other performance detractors include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (load-waived)	26.83%	9.91%	5.49%
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (unadjusted)	20.19%	8.73%	4.92%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Emerging Markets Small Cap Net	23.95%	10.43%	5.60%
The Fund's primary benchmark changed from the MSCI

Emerging Markets Small Cap Net to the MSCI

Emerging Markets Net in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund
St
atistics as of October 31, 2024
Fund net assets	$ 10,210,096
Total number of portfolio holdings	50
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	78%
Graphical Representation of Holdings
The tables below s
how
the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP
TEN
HOLDINGS
My EG Services Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Small-Cap Equity Fund
Class C/ESSCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX)	$ 256	2.27%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Small Cap Equity fund (Class C/ESSCX) returned 25.93% net of fees, versus the MSCI Emerging Markets Small Cap Net benchmark return of 23.95%.
Top contributors
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line growth with a large contribution from its health insurance vertical. MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
WinWay Technology, a Taiwanese company that manufactures and sells semiconductor test equipment, saw strong performance driven
by
market
expansion and positive industry trends.

Kaori Heat Treatment, another company based in Taiwan that specializes in the research, development, and manufacture of heat exchanger solutions, benefitted from improved margins and we believe future growth will but supported by the global energy transition.
Top detractors
In Brazil, headwinds to performance came from Oncoclinicas do Brasil, a healthcare company focused on cancer treatment that was hurt by broader weakness in the healthcare industry.
Dentium, a South Korean manufacturer and supplier of dental implants, prosthetics, biologics, and surgical instruments declined over the past year, primarily due to slower earnings growth and market challenges in the medical equipment sector.
Other performance detractors include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (load-waived)	25.93%	9.16%	4.88%
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (unadjusted)	24.93%	9.16%	4.88%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Emerging Markets Small Cap Net	23.95%	10.43%	5.60%
The Fund's primary benchmark changed from the MSCI

Emerging Markets Small Cap Net to the MSCI

Emerging Markets Net in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fu
nd St
atistics as of October 31, 2024
Fund net assets	$ 10,210,096
Total number of portfolio holdings	50
Total advisory fees paid (af ter reimbursements)	$ —
Portfolio turnover rate	78%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
My EG Services Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Small-Cap Equity Fund
Institutional Class/ESCIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	$ 144	1.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Small Cap Equity fund (Institutional Class/ESCIX) returned 27.09% net of fees, versus the MSCI Emerging Markets Small Cap Net benchmark return of 23.95%.
Top contributors
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line growth with a large contribution from its health insurance vertical. MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
WinWay Technology, a Taiwanese company that manufactures and sells semiconductor test equipment, saw strong performance driven by market
expansion and positive industry trends.

Kaori Heat Treatment, another company based in Taiwan that specializes in the research, development, and manufacture of heat exchanger solutions, benefitted from improved margins and we believe future growth will but supported by the global energy transition.

.
Top detractors
In Brazil, headwinds to performance came from Oncoclinicas do Brasil, a healthcare company focused on cancer treatment that was hurt by broader weakness in the healthcare industry.
Dentium, a South Korean manufacturer and supplier of dental implants, prosthetics, biologics, and surgical instruments declined over the past year, primarily due to slower earnings growth and market challenges in the medical equipment sector.
Other performance detractors include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	27.09%	10.17%	5.76%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Emerging Markets Small Cap Net	23.95%	10.43%	5.60%
The Fund's primary benchmark changed from the MSCI

Emerging Markets Small Cap Net to the MSCI

Emerging Markets Net in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 10,210,096
Total number of portfolio holdings	50
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	78%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
M y EG Service s Bhd.	4.9%
Sunresin New Materials Co. Ltd., Class A	3.9%
KoMiCo Ltd.	3.5%
Alchip Technologies Ltd.	3.2%
JNBY Design Ltd.	3.2%
WinWay Technology Co. Ltd.	3.2%
Gudeng Precision Industrial Co. Ltd.	3.0%
Medi Assist Healthcare Services Ltd.	2.9%
Andes Technology Corp.	2.5%
Ciputra Development Tbk PT	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Frontier Equity Fund
Class A/EFEAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX)	$ 208	1.77%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) returned

34.75% net of fees, versus the MSCI Frontier Markets + Select EM Countries Capped Index Net TR benchmark return of 20.35%.
TOP CONTRIBUTORS
Our investments in the Philippines and Vietnam were the largest contributor to relative performance.

Digiplus, a Filipino company focused on online gaming saw a significant increase in profit. FPT is a leading Vietnamese conglomerate with business operations in the telecommunication, cloud services, and technology / IT sectors.

The company continues to make progress in their private education business as well.

Mobile World, a large conglomerate with e-commerce and grocery businesses, saw strong returns driven by higher-than-expected guidance.

In Kazakhstan, Kaspi continued to produce strong growth across business lines. The company has three primary verticals all of which saw significant growth. The company’s payment platform also saw a large increase in active customers. Overall, the business continues to perform well and was publicly listed in the United States over the period. Halyk Savings Bank also saw strong performance driven by better-than-expected profit.
Other notable performance came from Riyadh Cables. The Saudi Arabian company is the leader in the Middle Eastern wire and cable industry and reported strong bottom-line growth.
TOP DETRACTORS
From a stock perspective, the largest contributor to negative performance was our lack of exposure to Southern Copper. The mining company benefitted from a rise in copper prices over the year.
In Cambodia, resort operator Nagacorp performed poorly. The resort caters to Chinese tourists and has seen demand wane as consumer sentiment in China remains muted.
Vietnamese Iron Ore producer Hoa Phat saw negative returns after the company was hurt by concerns surrounding the outlook for Chinese economic activity and competitive pressure from China’s domestic steel industry.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (load-waived)	34.75%	7.51%	3.95%
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (unadjusted)	27.68%	6.36%	3.39%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	20.35%	3.76%	1.75%
The Fund's primary benchmark changed from the MSCI Frontier Markets + Select EM Countries Capped Index Net TR to the MSCI

Emerging Markets Net in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key F
und Statisti
cs as of October 31, 2024
Fund net assets	$ 89,012,878
Total number of portfolio holdings	57
Total advisory fees paid (after reimbursements)	$ 753,411
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Frontier Equity Fund
Class C/EFECX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX)	$ 295	2.52%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) returned

33.73% net of fees, versus the MSCI Frontier Markets + Select EM Countries Capped Index Net TR

benchmark return of 20.35%.
TOP CONTRIBUTORS
Our investments in the Philippines and Vietnam were the largest contributor to relative performance.

Digiplus, a Filipino company focused on online gaming saw a significant increase in profit. FPT is a leading Vietnamese conglomerate with business operations in the telecommunication, cloud services, and technology / IT sectors.

The company continues to make progress in their private education business as well.

Mobile World, a large conglomerate with e-commerce and grocery businesses, saw strong returns driven by higher-than-expected guidance.
In Kazakhstan, Kaspi continued to produce strong growth across business lines. The company has three primary verticals all of which saw significant growth. The company’s payment platform also saw a large increase in active customers. Overall, the business continues to perform well and was publicly listed in the United States over the period. Halyk Savings Bank also saw strong performance driven by better-than-expected profit.
Other notable performance came from Riyadh Cables. The Saudi Arabian company is the leader in the Middle Eastern wire and cable industry and reported strong bottom-line growth.
TOP DETRACTORS
From a stock perspective, the largest contributor to negative performance was our lack of exposure to Southern Copper. The mining company benefitted from a rise in copper prices over the year.
In Cambodia, resort operator Nagacorp performed poorly. The resort caters to Chinese tourists and has seen demand wane as consumer sentiment in China remains muted.
Vietnamese Iron Ore producer Hoa Phat saw negative returns after the company was hurt by concerns surrounding the outlook for Chinese economic activity and competitive pressure from China’s domestic steel industry.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (load-waived)	33.73%	6.68%	3.28%
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (unadjusted)	32.73%	6.68%	3.28%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	20.35%	3.76%	1.75%
The Fund's primary benchmark changed from the MSCI Frontier Markets + Select EM Countries Capped Index Net TR to the MSCI

Emerging Markets Net in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund
Statistics
as of October 31, 2024
Fund net assets	$ 89,012,878
Total number of portfolio holdings	57
Total advisory fees paid (after reimbursements)	$ 753,411
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Frontier Equity Fund
Institutional Class/EFEIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	$ 179	1.52%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX) returned

35.11% net of fees, versus the MSCI Frontier Markets + Select EM Countries Capped Index Net TR

benchmark return of 20.35%.
TOP CONTRIBUTORS
Our investments in the Philippines and Vietnam were the largest contributor to relative performance.

Digiplus, a Filipino company focused on online gaming saw a significant increase in profit. FPT is a leading Vietnamese conglomerate with business operations in the telecommunication, cloud services, and technology / IT sectors.

The company continues to make progress in their private education business as well.

Mobile World, a large conglomerate with e-commerce and grocery businesses, saw strong returns driven by higher-than-expected guidance.
In Kazakhstan, Kaspi continued to produce strong growth across business lines. The company has three primary verticals all of which saw significant growth. The company’s payment platform also saw a large increase in active customers. Overall, the business continues to perform well and was publicly listed in the United States over the period. Halyk Savings Bank also saw strong performance driven by better-than-expected profit.
Other notable performance came from Riyadh Cables. The Saudi Arabian company is the leader in the Middle Eastern wire and cable industry and reported strong bottom-line growth.
TOP DETRACTORS
From a stock perspective, the largest contributor to negative performance was our lack of exposure to Southern Copper. The mining company benefitted from a rise in copper prices over the year.
In Cambodia, resort operator Nagacorp performed poorly. The resort caters to Chinese tourists and has seen demand wane as consumer sentiment in China remains muted.
Vietnamese Iron Ore producer Hoa Phat saw negative returns after the company was hurt by concerns surrounding the outlook for Chinese economic activity and competitive pressure from China’s domestic steel industry.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary.
The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	35.11%	7.78%	4.25%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	20.35%	3.76%	1.75%
The Fund's primary benchmark changed from the MSCI Frontier Markets + Select EM Countries Capped Index Net TR to the MSCI

Emerging Markets Net in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 89,012,878
Total number of portfolio holdings	57
Total advisory fees paid (after reimbursements)	$ 753,411
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN
HOLDINGS
Kaspi.KZ JSC ADR (Registered)	6.0%
Banca Transilvania S.A.	4.9%
BDO Unibank, Inc.	3.8%
Emaar Properties PJSC	3.4%
FPT Corp.	3.2%
National Bank of Kuwait S.A.K.P.	3.2%
Qatar National Bank QPSC	3.0%
OMV Petrom S.A.	2.9%
Gulf Bank K.S.C.P.	2.9%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity Fund
Class A/EMEAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class A/EMEAX)	$ 143	1.27%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity Fund (Class A/EMEAX) returned 25.91% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundries TSMC and SK Hynix were two of the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen top-line results with a large contribution from their health insurance vertical.

MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.

Elsewhere in Asia, Tencent saw returns driven by strong cost discipline which was reflected by higher than anticipated margins.
Top Detractors
The Fund’s overweight position in Brazil was unfavorable to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption.

Poor performers in our fund include Anta Sports, Wuxi AppTec, Netease, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (load-waived)	25.91%	5.94%	5.68%
Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (unadjusted)	19.35%	4.80%	5.11%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key
Fund
Statistics as of October 31, 2024
Fund net assets	$ 162,556,046
Total number of portfolio holdings	64
Total advisory fees paid (after reimbursements)	$ 664,665
Portfolio turnover rate	103%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Ava
ilab
ility of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity Fund
Class C/EMECX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class C/EMECX)	$ 227	2.02%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity Fund (Class C/EMECX) returned 24.90% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundries TSMC and SK Hynix were two of the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen top-line results with a large contribution from their health insurance vertical.

MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.

Elsewhere in Asia, Tencent saw returns driven by strong cost discipline which was reflected by higher than anticipated margins.
Top Detractors
The Fund’s overweight position in Brazil was unfavorable to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption.

Poor performers in our fund include Anta Sports, Wuxi AppTec, Netease, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-
speed
interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Class C/EMECX) (load-waived)	24.90%	5.20%	5.07%
Ashmore Emerging Markets Equity Fund (Class C/EMECX) (unadjusted)	23.90%	5.20%	5.07%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 162,556,046
Total number of portfolio holdings	64
Total advisory fees paid (after reimbursements)	$ 664,665
Portfolio turnover rate	103%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, re
presenti
ng the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial
information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity Fund
Institutional Class/EMFIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	$ 115	1.02%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX) returned 26.19% net of fees, versus the MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundries TSMC and SK Hynix were two of the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. SK Hynix, on the other hand, has benefited from its high bandwidth memory (‘HBM’) product, which has a technological advantage and therefore is in high demand from AI companies. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen top-line results with a large contribution from their health insurance vertical.

MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.

Elsewhere in Asia, Tencent saw returns driven by strong cost discipline which was reflected by higher than anticipated margins.
Top Detractors
The Fund’s overweight position in Brazil was unfavorable to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption.

Poor performers in our fund include Anta Sports, Wuxi AppTec, Netease, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	26.19%	6.21%	5.95%
MSCI Emerging Markets Net	25.32%	3.93%	3.43%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 162,556,046
Total number of portfolio holdings	64
Total advisory fees paid (after reimbursements)	$ 664,665
Portfolio turnover rate	103%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	8.0%
Meituan, Class B	3.4%
AIA Group Ltd.	3.4%
SK Hynix, Inc.	3.3%
HDFC Bank Ltd. ADR	3.1%
MediaTek, Inc.	2.4%
E Ink Holdings, Inc.	2.3%
Kaspi.KZ JSC ADR (Registered)	2.3%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will
begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity ESG Fund
Class A/ESAGX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)	$ 144	1.27%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)
returned
26.09% net of fees, versus a

MSCI Emerging Markets Net benchmark return of 25.32%.
Top contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundry TSMC was the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
E-Ink, a Taiwanese, e-paper display technology was the second-best performer over the period, and benefitted from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line results with a large contribution from their health insurance vertical.
Top detractors
The Fund’s overweight position in Brazil was detrimental to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption.

Poor performers in our fund include Wuxi AppTec, Anta Sports, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (load-waived)	26.09%	5.60%
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (unadjusted)	19.46%	4.40%
MSCI Emerging Markets Net	25.32%	4.08%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 12,838,467
Total number of portfolio holdings	47
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net
assets
of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity ESG Fund
Class C/ESCGX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)	$ 228	2.02%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)
returned
25.33% net of fees, versus a

MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundry TSMC was the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
E-Ink, a Taiwanese, e-paper display technology was the second-best performer over the period, and benefitted from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line results with a large contribution from their health insurance vertical.
Top Detractors
The Fund’s overweight position in Brazil was detrimental to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic econom
y.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption. Poor performers in our fund include Wuxi AppTec, Anta Sports, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (load-waived)	25.33%	4.88%
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (unadjusted)	24.33%	4.88%
MSCI Emerging Markets Net	25.32%	4.08%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 12,838,467
Total number of portfolio holdings	47
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity ESG Fund
Institutional Class/ESIGX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	$ 116	1.02%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX) returned 26.54% net of fees, versus a

MSCI Emerging Markets Net benchmark return of 25.32%.
Top Contributors
The largest contribution to the Fund’s relative performance came from the broader Artificial Intelligence (AI) industry. While US AI companies have received significant global attention, we expect that the semiconductor value chain, which is primarily located in Eastern Asia, also will enable the AI transition. Over the period, leading edge foundry TSMC was the top performing companies. TSMC has guided revenue above consensus due to higher AI related data center demand. Lotes, a Taiwanese supplier of sockets and connecter components, also performed well. The company’s revenue is protected by highly complex products with architecture designed in tandem with fabless design houses and growth driven by increased server demand.
E-Ink, a Taiwanese, e-paper display technology was the second-best performer over the period, and benefitted from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
In India, PB Fintech was the top performing company. The online insurance aggregator and digital lending marketplace has seen strong top-line results with a large contribution from their health insurance vertical.
Top Detractors
The Fund’s overweight position in Brazil was detrimental to relative performance. The country’s medium-term inflation expectations increased after the market became concerned about political interference with the country’s central bank. This weighed on the domestic economy.
From a stock perspective, negative performance was tied to Chinese companies.

The country’s stock market has been hurt by weakness in the property sector which has weighed on economic activity and consumption. Poor performers in our fund include Wuxi AppTec, Anta Sports, AIA Group and Hongfa.
Other weak performers include Parade Technology, a fabless Taiwanese supplier of mixed signal ICs for display and high-speed interfaces.

The company is very correlated to personal computer demand and saw returns hurt by the failure of a replacement cycle to materialize over the summer of 2024.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-esg-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	26.54%	5.87%
MSCI Emerging Markets Net	25.32%	4.08%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 12,838,467
Total number of portfolio holdings	47
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	8.1%
E Ink Holdings, Inc.	4.3%
HDFC Bank Ltd. ADR	4.1%
AIA Group Ltd.	3.9%
SK Hynix, Inc.	3.8%
Meituan, Class B	3.3%
Contemporary Amperex Technology Co. Ltd., Class A	3.1%
MediaTek, Inc.	3.0%
Sungrow Power Supply Co. Ltd., Class A	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Low Duration Fund
Class A/ESDAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Low Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX)	$ 96	0.92%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) outperformed the JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year benchmark by 40 bps (basis points) over the one year period ended October 31, 2024. The Fund returned 8.11% (net) compared to a return for the index of 7.71%.
Top Contributors
Mexico contributed to the performance over the period primarily, from exposure to the oil and gas sector via Pemex bonds. The referenced bonds have rallied on the back of news and recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
Brazil was another contributor during the period, owing to a combination of country overweight and security selection. Exposure to the Food sector was the main source of outperformance in Brazil, owing to strong food price inflation in the country.
Kazakhstan also contributed to performance during the period, owing to a combination of country overweight (this is an off-benchmark exposure) and security selection. Exposure to the Oil and Gas sector was the main source of outperformance in the country.
Top Detractors
Macau and Nigeria were both detractors during the period, owing entirely to our underweight country positioning. The Fund had no exposures in either country, and therefor did not benefit from the performance in either.
Indonesia was a detractor to performance over the period, owing to exposure to a large aluminium producer. The weak demand from
China resulted in weaker aluminium prices in Asia, leading to the sector underperforming.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on June 15, 2020, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) (load-waived)	8.11%	1.05%
Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) (unadjusted)	5.63%	0.52%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	1.17%
JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year	7.71%	1.12%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified Investment Grade 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31,
2024
Fund net assets	$ 10,149,110
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Low Duration Fund
Class C/ESDCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Low Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX)	$ 173	1.67%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) underperformed the JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year

benchmark by 29 bps (basis points) over the one year period ended October 31, 2024. The Fund returned 7.42% (net) compared to a return for the index of 7.71%.

Top Contributors
Mexico contributed to the performance over the period primarily, from exposure to the oil and gas sector via Pemex bonds. The referenced bonds have rallied on the back of news and recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
Brazil was another contributor during the period, owing to a combination of country overweight and security selection. Exposure to the Food sector was the main source of outperformance in Brazil, owing to strong food price inflation in the country.
Kazakhstan also contributed to performance during the period, owing to a combination of country overweight (this is an off-benchmark exposure) and security selection. Exposure to the Oil and Gas sector was the main source of outperformance in the country.
Top Detractors
Macau and Nigeria were both detractors during the period, owing entirely to our underweight country positioning. The Fund had no exposures in either country, and therefor did not benefit from the performance in either.
Indonesia was a detractor to performance over the period, owing to exposure to a large aluminium producer. The weak demand from China resulted in weaker aluminium prices in Asia, leading to the sector underperform ing.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on June 15, 2020, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) (load-waived)	7.42%	0.28%
Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) (unadjusted)	6.42%	0.28%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	1.17%
JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year	7.71%	1.12%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified Investment Grade 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 10,149,110
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information
, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Low Duration Fund
Institutional Class/ESDIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Low Duration Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Low Duration Fund (Institutional Class/ESDIX)	$ 70	0.67%
Management’s Discussion of Fund Performance
The Ashmore Emerging Markets Low Duration Fund (InstitutionalClass/ESDIX) outperformed the JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year benchmark by 60 bps (basis points) over the one year period ended October 31, 2024. The Fund returned 8.31% (net) compared to a return for the index of 7.71%.
Top Contributors
Mexico contributed to the performance over the period primarily, from exposure to the oil and gas sector via Pemex bonds. The referenced bonds have rallied on the back of news and recent government efforts to redesignate Pemex as a “public company”, which has signalled an increased government support in the future which was taken as a positive by investors.
Brazil was another contributor during the period, owing to a combination of country overweight and security selection. Exposure to the Food sector was the main source of outperformance in Brazil, owing to strong food price inflation in the country.
Kazakhstan also contributed to performance during the period, owing to a combination of country overweight (this is an off-benchmark exposure) and security selection. Exposure to the Oil and Gas sector was the main source of outperformance in the country.
Top Detractors
Macau and Nigeria were both detractors during the period, owing entirely to our underweight country positioning. The Fund had no exposures in either country, and therefor did not benefit from the performance in either.
Indonesia was a detractor to performance over the period, owing to exposure to a large aluminium producer. The weak demand from China resulted in weaker aluminium prices in Asia, leading to the sector underperforming.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on June 15, 2020, as compared to the performance of a broad based index and a narrower index reflecting the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-low-duration-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Low Duration Fund (Institutional Class/ESDIX)	8.31%	1.25%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	1.17%
JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year	7.71%	1.12%
The Fund's primary benchmark changed from the JP Morgan

CEMBI

Broad Diversified Investment Grade 1-3 Year to the JP Morgan Emerging Market Bond Index Global Diversified in response to new regulatory disclosure requirements.
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 10,149,110
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION

GEOGRAPHICAL ALLOCATION

Availability of Additional Information
You can find additional information about the
Fund
such as the prospectus, financial information, fund
holdings
and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Debt Fund
Class A/IGAEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class A/IGAEX)	$ 102	0.92%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Debt Fund (Class A/IGAEX) delivered a total return of 20.72% net of fees, versus the JP

Morgan Emerging Market Bond Index Global Diversified benchmark return of 18.16%.

Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position of Argentina swung into surplus and the sovereign bond prices more than doubled during the period.
Over the year, Egypt performed strongly on the back of a large USD 25bn investment project from the United Arab Emirates, which catalysed further financial support from bilateral (e.g. Saudi Arabia) and multilateral donors. The country also re-aligned its currency and tightened public spending, which attracted foreign capital and helped build FX reserves to USD 45bn.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection, with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some underperformance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market underperformed as the government’s primary balanced target was increased, and inflation expectations rose, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment
of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (load-waived)	20.72%	0.18%
Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (unadjusted)	15.83%	-0.82%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	-0.17%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 19,415,706
Total number of portfolio holdings	147
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the
percentage of the total exposure of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Debt Fund
Class C/IGCEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class C/IGCEX)	$ 184	1.67%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Debt Fund (Class C/IGCEX) delivered a total return of 19.82% net of fees, versus the JP

Morgan Emerging Market Bond Index Global Diversified

benchmark return of 18.16%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position of Argentina swung into surplus and the sovereign bond prices more than doubled during the period.
Over the year, Egypt performed strongly on the back of a large USD 25bn investment project from the United Arab Emirates, which catalysed further financial support from bilateral (e.g. Saudi Arabia) and multilateral donors. The country also re-aligned its currency and tightened public spending, which attracted foreign capital and helped build FX reserves to USD 45bn.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection, with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some underperformance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market underperformed as the government’s primary balanced target was increased, and inflation expectations rose, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment
in Class C since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (load-waived)	19.82%	-0.54%
Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (unadjusted)	18.82%	-0.54%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	-0.17%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 19,415,706
Total number of portfolio holdings	147
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
the percentage of the total exposure of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Debt Fund
Institutional Class/IGIEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	$ 75	0.68%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Debt Fund (Institutional
Class
/IGIEX) delivered a total return of 20.93% net of fees, versus the JP

Morgan Emerging Market Bond Index Global Diversified benchmark return of 18.16%.
Top Contributors
In Argentina, the election of President Javier Milei in 2023 led to economic “shock therapy” as the government devalued the official exchange rate by 54% and cut public spending by 2.9% of Gross Domestic Product (GDP). The fiscal position of Argentina swung into surplus and the sovereign bond prices more than doubled during the period.
Over the year, Egypt performed strongly on the back of a large USD 25bn investment project from the United Arab Emirates, which catalysed further financial support from bilateral (e.g. Saudi Arabia) and multilateral donors. The country also re-aligned its currency and tightened public spending, which attracted foreign capital and helped build FX reserves to USD 45bn.
In Mexico, the sovereign bond index has performed in line with the representative index, but the Fund outperformed thanks to security selection, with notable contributions from Petroleos Mexicanos (Pemex).
Top Detractors
In Venezuela, the sovereign bonds were included again in the representative index at their prevailing market value, which led to an increase in benchmark weight. Our overweight position relative to the benchmark led to some underperformance owing to income drag and some volatility in bond prices following last summer’s election.
In Brazil, the local currency debt market underperformed as the government’s primary balanced target was increased, and inflation expectations rose, pushing the central bank to increase interest rates.
Finally, the Fund’s underweight position in Ecuadorian sovereign bonds detracted from performance as the country’s bonds rallied over the year in sympathy with the strong performance of lower-rated bonds.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-debt-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	1 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	20.93%	0.37%
JP Morgan Emerging Market Bond Index Global Diversified	18.16%	-0.17%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 19,415,706
Total number of portfolio holdings	147
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2024.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity ex China Fund
Class A/EMXAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of June 11, 2024 (Commencement of Operations) to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX)	$ 49	1.27%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ex

China Fund (Class A/EMXAX) returned -0.60% net of fees, versus the MSCI Emerging Markets Net ex China benchmark return of 3.21%.
Top Contributors
Companies that performed well over the period include Mercadolibre (Latin America, E-commerce) and E-Ink (Taiwan, e-paper display technology). In the former, the gross market value of goods sold and the company’s fintech business grew significantly. Management also reported better than expected net-income. In the latter, the company has benefited from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
Top Detractors
Relative underperformance was driven by a reduction in ‘crowded’ positions that hurt our exposure to the South Korean semiconductor complex in the summer of 2024. As is typical in periods of heightened volatility, the sell-off occurred in an undifferentiated manner. Further weakness came after the AI-driven smartphone and PC replacement cycle failed to materialise. Specific companies that performed poorly include SK Square, KoMiCo and Hansol Chemical.
Other notable weak performance includes Kaspi where negative returns were driven by a short-seller report that questioned the company’s connections to Russia. Kaspi responded forcefully in September, which was also supported by central bank statements.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (load-waived)	-0.60%
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (unadjusted)	-5.78%
MSCI Emerging Markets Net ex China	3.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2024
Fund net assets	$ 7,441,483
Total number of portfolio holdings	51
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, fi na
ncial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity ex China Fund
Class C/EMXCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of June 11, 2024 (Commencement of Operations) to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX)	$ 78	2.02%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets
Equity
ex

China Fund (Class C/EMXCX) returned -0.87% net of fees, versus the MSCI Emerging Markets Net ex China benchmark return of 3.21%.
Top Contributors
Companies that performed well over the period include Mercadolibre (Latin America, E-commerce) and E-Ink (Taiwan, e-paper display technology). In the former, the gross market value of goods sold and the company’s fintech business grew significantly. Management also reported better than expected net-income. In the latter, the company has benefited from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
Top Detractors
Relative underperformance was driven by a reduction in ‘crowded’ positions that hurt our exposure to the South Korean semiconductor complex in the summer of 2024. As is typical in periods of heightened volatility, the sell-off occurred in an undifferentiated manner. Further weakness came after the AI-driven smartphone and PC replacement cycle failed to materialise. Specific companies that performed poorly include SK Square, KoMiCo and Hansol Chemical.
Other notable weak performance includes Kaspi where negative returns were driven by a short-seller report that questioned the company’s connections to Russia. Kaspi responded forcefully in September, which was also supported by central bank statements.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (load-waived)	-0.87%
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (unadjusted)	-1.86%
MSCI Emerging Markets Net ex China	3.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of
October
31, 2024
Fund net assets	$ 7,441,483
Total number of portfolio holdings	51
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Ashmore Emerging Markets Equity ex China Fund
Institutional Class/EMXIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of June 11, 2024 (Commencement of Operations) to October 31, 2024. You can find additional information about the Fund at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	$ 39	1.02%
Management’s Discussion of Fund Performance
Over the one-year period ended October 31, 2024, the Ashmore Emerging Markets Equity ex

China Fund (Institutional Class/EMXIX) returned -0.47% net of fees, versus the MSCI EM Net ex China benchmark return of 3.21%.
Top Contributors
Companies that performed well over the period include Mercadolibre (Latin America, E-commerce) and E-Ink (Taiwan, e-paper display technology). In the former, the gross market value of goods sold and the company’s fintech business grew significantly. Management also reported better than expected net-income. In the latter, the company has benefited from an announcement in June 2024 that Walmart will utilise digital shelf displays in 2,300 stores.
MakeMyTrip, an Indian tourism company, also performed well based on improved product mix and structural growth in tourism demand as India’s population obtains higher disposable income.
Top Detractors
Relative underperformance was driven by a reduction in ‘crowded’ positions that hurt our exposure to the South Korean semiconductor complex in the summer of 2024. As is typical in periods of heightened volatility, the sell-off occurred in an undifferentiated manner. Further weakness came after the AI-driven smartphone and PC replacement cycle failed to materialise. Specific companies that performed poorly include SK Square, KoMiCo and Hansol Chemical.
Other notable weak performance includes Kaspi where negative returns were driven by a short-seller report that questioned the company’s connections to Russia. Kaspi responded forcefully in September, which was also supported by central bank statements.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit
www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-ex-china-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2024	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	-0.47%
MSCI Emerging Markets Net ex China	3.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October
31, 2024
Fund net assets	$ 7,441,483
Total number of portfolio holdings	51
Total advisory fees paid (after reimbursements)	$ —
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2024.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8%
SK Hynix, Inc.	4.1%
E Ink Holdings, Inc.	4.0%
HDFC Bank Ltd. ADR	4.0%
Axis Bank Ltd. GDR (Registered)	2.9%
SK Square Co. Ltd.	2.8%
MercadoLibre, Inc.	2.7%
Rede D'Or Sao Luiz S.A.	2.7%
Kaspi.KZ JSC ADR (Registered)	2.6%
Bank Mandiri Persero Tbk PT	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Ashmore
. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to
be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within
30
days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Ashmore
.

Item 2. Code of Ethics.

(a) As of October 31, 2024, the registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").

(b) Not Applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by this report.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e) Not Applicable.

(f) Attached herto as Exhibit (a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Joseph Grainger is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Item 4(a): Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), independent registered public accounting firm, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $377,969 in 2024 and $360,950 in 2023.

Item 4(b): Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are NONE.

Item 4(c): Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax return preparation fees are GBP 10,000 in 2024 and GBP 0 in 2023.

Item 4(d): All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG and its affiliates, other than the services reported in paragraphs (a) through (c) of this Item, are GBP 23,500 in 2024 and GBP 103,000 in 2023.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter adopted on November 17, 2010, as revised on December 9, 2022, the Audit Committee shall, to the extent required by applicable regulations, pre-approve (i) all audit and permitted non-audit services rendered by the independent auditors to a Fund and (ii) all non-audit services rendered by the independent auditors to a Fund’s investment adviser(s) (including any sub-advisers) and to certain of the investment adviser’s affiliates, as applicable. The Audit Committee may implement policies and procedures by which such services are pre-approved other than by the full Committee (for example, by the Committee chair).

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accoutnant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by KPMG and its affiliates for services rendered to the registrant and service affiliates for the last two fiscal years are GBP 33,500 in 2024 and GBP 103,000 in 2023.

Item 4(h) Non-Audit Services and Independent Accountant's Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 4(i): Not applicable.

Item 4(j): Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

ASHMORE FUNDS
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
October 31, 2024

ASHMORE FUNDS

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees
Ashmore Funds:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Low Duration Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Equity ex China Fund (collectively, the Funds), including the schedule of investments, as of October 31, 2024, the related statements of operations for the year or period then ended (period from June 11, 2024 [commencement of operations] to October 31, 2024 for Ashmore Emerging Markets Equity ex China Fund), the statements of changes in net assets for each of the years in the two-year period then ended (period from June 11, 2024 [commencement of operations] to October 31, 2024 for Ashmore Emerging Markets Equity ex China Fund), and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended (periods from February 26, 2020, June 15, 2020, September 17, 2020, and June 11, 2024 [commencement of operations] to October 31, 2024 for Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Low Duration Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Equity ex China Fund, respectively). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Ashmore Funds investment companies since 2010.
Chicago, Illinois
December 18, 2024

ASHMORE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2024
	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
ASSETS:
Investments in securities, at value	$93,570,361	$8,569,383	$26,601,214	$31,990,271
Deposits with broker for forward foreign currency exchange contracts	—	20	—	—
Deposits with broker for futures contracts	—	—	106,446	—
Cash	657,444	609,230	277,869	112,794
Foreign currency, at value	127,173	15,477	4,327	2,321
Unrealized appreciation on forward foreign currency exchange contracts	339,967	71,013	1,479	1,088
Unrealized appreciation on interest rate swap contracts	—	1,613	—	—
Due from broker	90,366	55,274	—	—
Receivable for securities and currencies sold	775,581	128,932	—	—
Receivable for fund shares sold	9,053	—	—	—
Receivable from Investment Manager	18,585	19,464	23,628	16,904
Interest and dividends receivable	1,250,409	134,506	340,169	312,441
Other assets	15,978	10,829	14,609	9,326
Total Assets	96,854,917	9,615,741	27,369,741	32,445,145
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	290,827	46,471	16,496	2,675
Variation margin payable on futures contracts	—	—	703	—
Variation margin payable on centrally cleared swap contracts	5,679	1,968	—	—
Payable for securities and currencies purchased	759,047	155,749	—	209,174
Payable for fund shares redeemed	2,033,014	—	4,301	3
Distributions payable	54,451	—	15,936	9,620
Due to broker	48,235	23,568	—	—
Investment Manager fee payable	81,934	6,143	24,085	18,023
Trustees’ fees payable	12,484	1,252	4,996	4,005
Deferred foreign capital gains taxes payable	—	—	—	—
Administration fees payable	1,600	162	520	537
Custody fees payable	17,535	8,810	4,447	1,645
Professional fees payable	95,055	21,066	42,330	48,905
Regulatory fees payable	2,111	1,412	1,742	1,503
Other liabilities	3,067	—	6,811	2,171
Total Liabilities	3,405,039	266,601	122,367	298,261
Net Assets	$93,449,878	$9,349,140	$27,247,374	$32,146,884
NET ASSETS:
Paid in capital	$567,367,193	$10,630,021	$191,787,885	$441,942,881
Distributable earnings/(Accumulated loss)	(473,917,315)	(1,280,881)	(164,540,511)	(409,795,997)
Net Assets	$93,449,878	$9,349,140	$27,247,374	$32,146,884
Net Assets:
Class A	$1,467,567	$246,429	$3,023,804	$1,727,482
Class C	592,718	4,685	1,195,570	117,419
Institutional Class	91,389,593	9,098,026	23,028,000	30,301,983
Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	300,396	39,371	548,223	354,381
Class C	121,796	776	217,457	25,233
Institutional Class	18,425,768	1,376,162	4,004,728	6,330,564
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$4.89	$6.26	$5.52	$4.87
Class C	4.87	6.04	5.50	4.65
Institutional Class	4.96	6.61	5.75	4.79
Cost of Investments in securities	$121,260,936	$8,840,167	$47,561,874	$55,691,408
Cost of foreign currency held	$(64,326)	$15,513	$4,311	$2,310
See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Low Duration Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Equity ex China Fund

$20,595,653	$10,145,539	$86,704,968	$159,416,429	$12,604,174	$9,820,457	$19,087,799	$7,259,299
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,944,653	79,801	741,019	2,032,051	200,801	333,650	74,969	81,032
77,951	305	1,655,989	787,752	62,554	2,056	8,448	—
—	—	—	—	—	1,112	11,544	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
343,504	—	—	671,613	—	—	—	49,383
—	—	144,220	122,730	—	—	—	—
31,750	20,022	45,542	100,406	15,932	9,666	17,693	22,380
19,057	25,150	6,121	85,610	1,958	109,558	278,085	8,188
8,782	8,352	13,431	25,561	2,794	2,899	3,887	63,423
23,021,350	10,279,169	89,311,290	163,242,152	12,888,213	10,279,398	19,482,425	7,483,705

—	—	—	—	—	—	17,031	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
273,277	—	—	360,525	—	98,199	—	15,460
—	5	91,023	74,686	—	—	—	—
—	—	—	—	—	4,957	12,721	—
—	—	—	—	—	—	—	—
19,735	11,138	113,228	142,647	11,290	5,588	10,772	6,483
2,720	1,299	10,911	19,862	1,562	1,250	2,436	952
45,063	26,008	24,612	—	11,479	—	—	—
391	173	1,477	2,982	222	170	328	126
8,637	4,314	16,201	19,898	2,617	457	2,122	1,656
31,096	24,444	39,562	63,455	20,928	17,814	19,507	14,167
1,340	1,191	1,398	2,051	1,197	1,402	1,351	3,063
534	501	—	—	451	451	451	315
382,793	69,073	298,412	686,106	49,746	130,288	66,719	42,222
$22,638,557	$10,210,096	$89,012,878	$162,556,046	$12,838,467	$10,149,110	$19,415,706	$7,441,483

$42,191,827	$13,015,824	$78,819,178	$162,534,085	$11,937,110	$11,386,074	$22,665,336	$7,501,179
(19,553,270)	(2,805,728)	10,193,700	21,961	901,357	(1,236,964)	(3,249,630)	(59,696)
$22,638,557	$10,210,096	$89,012,878	$162,556,046	$12,838,467	$10,149,110	$19,415,706	$7,441,483

$40,864	$423,424	$2,337,400	$36,316,720	$1,270	$1,008	$965	$740
1,433	17,285	266,986	66,778	1,231	982	942	723
22,596,260	9,769,387	86,408,492	126,172,548	12,835,966	10,147,120	19,413,799	7,440,020

5,002	30,458	219,670	3,112,111	117	115	116	74
181	1,219	26,295	6,209	116	112	113	73
2,734,645	537,637	6,915,020	11,228,534	1,168,204	1,150,913	2,319,603	750,002

$8.17	$13.90	$10.64	$11.67	$10.89	$8.80	$8.35	$9.91
7.93	14.18	10.15	10.75	10.59	8.80	8.35	9.89
8.26	18.17	12.50	11.24	10.99	8.82	8.37	9.92
$18,554,069	$10,124,356	$75,155,556	$146,086,868	$10,862,971	$9,795,437	$18,866,719	$7,255,372
$78,206	$305	$1,649,533	$787,750	$62,554	$2,068	$8,408	$—
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2024
	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$12,379,184	$770,331	$3,595,067	$2,190,845
Dividends, net of foreign tax withholdings*	4,158	—	3,913	2,132
Total Income	12,383,342	770,331	3,598,980	2,192,977
EXPENSES:
Investment Manager fees	1,826,157	79,857	478,405	234,377
Administration fees	38,329	2,123	11,489	7,402
Custody fees	106,574	41,818	19,005	9,498
Professional fees	269,741	65,931	159,929	143,488
Trustees’ fees	62,044	4,679	23,194	15,138
Offering expenses and registration fees	50,707	46,390	46,804	46,902
Insurance fees	39,975	1,561	9,962	6,426
Printing fees	14,109	9,236	19,223	11,579
Distribution and servicing fees - Class A	3,588	2,131	8,759	11,957
Distribution and servicing fees - Class C	7,508	42	13,798	1,610
Regulatory fees	27,987	16,224	19,115	17,498
Total Expenses	2,446,719	269,992	809,683	505,875
Less expenses reimbursed by the Investment Manager	(517,877)	(185,864)	(276,748)	(188,214)
Net Expenses	1,928,842	84,128	532,935	317,661
Net Investment Income	10,454,500	686,203	3,066,045	1,875,316
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $584, $-, $-, $-, $38,445, $56,905, $12,019, $611,017, $29,956, $-, $-, and $-, respectively)	(107,597,705)	(13,712)	(18,224,043)	(35,106,641)
Futures contracts	—	—	69,566	—
Forward foreign currency exchange contracts	543,730	91,710	(40,556)	(13,114)
Interest rate swap contracts	(290,679)	4,385	—	—
Foreign exchange transactions	(4,157,251)	(191,293)	10,585	14,621
Net Realized Gain (Loss)	(111,501,905)	(108,910)	(18,184,448)	(35,105,134)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $9,588, $(2,664), $24,612, $(174,298), $4,653, $-, $-, and $-, respectively)	144,932,782	211,420	22,866,591	35,739,420
Futures contracts	—	—	(15,075)	—
Forward foreign currency exchange contracts	1,186,481	37,696	(50,382)	(1,979)
Interest rate swap contracts	(12,586)	2,017	—	—
Foreign exchange translations	16,402	2,041	555	71
Change in Net Unrealized Appreciation (Depreciation)	146,123,079	253,174	22,801,689	35,737,512
Net Realized and Unrealized Gains (Losses)	34,621,174	144,264	4,617,241	632,378
Net Increase (Decrease) in Net Assets Resulting from Operations	$45,075,674	$830,467	$7,683,286	$2,507,694
* Foreign Tax Withholdings	$33,676	$13,989	$—	$2,484
See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Low Duration Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Equity ex China Fund[1]

$59,592	$5,754	$87,264	$101,598	$10,087	$504,841	$1,264,257	$163
494,209	141,301	2,792,825	2,188,953	155,426	—	—	54,640
553,801	147,055	2,880,089	2,290,551	165,513	504,841	1,264,257	54,803

236,712	125,977	1,145,754	1,260,264	118,104	64,203	121,008	29,541
4,762	2,004	15,066	25,146	2,333	1,966	3,702	597
37,880	16,445	132,899	146,740	12,415	3,176	10,485	4,007
108,091	78,924	136,562	274,769	52,307	49,503	103,599	30,877
10,305	4,534	34,872	60,119	5,309	4,384	8,362	1,788
49,980	47,515	48,239	61,799	46,183	21,136	21,511	55,960
3,530	1,390	10,560	17,772	1,627	1,403	2,611	570
9,073	9,336	12,805	12,873	8,938	8,938	8,938	830
104	1,137	5,135	61,044	4	4	4	1
13	168	2,360	642	11	11	9	3
12,898	13,148	16,889	22,971	13,237	16,095	16,672	4,928
473,348	300,578	1,561,141	1,944,139	260,468	170,819	296,901	129,102
(231,944)	(171,299)	(392,343)	(595,599)	(139,987)	(104,623)	(170,055)	(98,966)
241,404	129,279	1,168,798	1,348,540	120,481	66,196	126,846	30,136
312,397	17,776	1,711,291	942,011	45,032	438,645	1,137,411	24,667

(588,153)	1,466,479	7,231,581	4,401,694	670,734	(20,723)	206,137	(68,997)
—	—	—	—	—	—	—	—
923	—	(326)	(4,390)	6	(6,159)	11,978	—
—	—	—	—	—	—	—	—
(55,649)	(3,897)	(19,370)	(152,561)	(7,098)	3,031	(15,032)	6,002
(642,879)	1,462,582	7,211,885	4,244,743	663,642	(23,851)	203,083	(62,995)

6,048,489	790,676	12,752,520	21,498,993	1,980,798	370,572	2,062,604	3,927
—	—	—	—	—	—	—	—
—	—	—	—	—	975	(5,714)	—
—	—	—	—	—	—	—	—
(1,914)	(859)	7,988	(7,748)	(301)	29	315	(188)
6,046,575	789,817	12,760,508	21,491,245	1,980,497	371,576	2,057,205	3,739
5,403,696	2,252,399	19,972,393	25,735,988	2,644,139	347,725	2,260,288	(59,256)
$5,716,093	$2,270,175	$21,683,684	$26,677,999	$2,689,171	$786,370	$3,397,699	$(34,589)
$41,050	$15,814	$162,816	$262,717	$22,756	$453	$159	$8,892

[1]	The Fund commenced investment operations on June 11, 2024.
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Years Ended October 31, 2024
	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2024	2023	2024	2023	2024	2023
OPERATIONS:
Net investment income (loss)	$10,454,500	$29,658,901	$686,203	$604,550	$3,066,045	$5,022,874
Net realized gain (loss)	(111,501,905)	(72,936,807)	(108,910)	(388,171)	(18,184,448)	(19,862,063)
Net change in unrealized appreciation (depreciation)	146,123,079	98,481,399	253,174	581,397	22,801,689	24,969,525
Net Increase in Net Assets Resulting from Operations	45,075,674	55,203,493	830,467	797,776	7,683,286	10,130,336
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(34,240)	(123,510)	(48,297)	(35,119)	(186,248)	(331,612)
Class C	(16,404)	(50,117)	(197)	(19)	(63,203)	(114,377)
Institutional Class	(7,221,276)	(29,018,557)	(536,052)	(257,574)	(2,847,338)	(6,381,041)
Total Distributions to Shareholders	(7,271,920)	(29,192,184)	(584,546)	(292,712)	(3,096,789)	(6,827,030)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(42,965)	(1,789)	—	—	—	—
Class C	(18,196)	(899)	—	—	—	—
Institutional Class	(3,034,604)	(605,079)	—	—	—	—
Total Tax Return of Capital Distributions to Shareholders	(3,095,765)	(607,767)	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(87,850)	(523,848)	(967,955)	(172,954)	(1,016,606)	(1,152,404)
Net increase (decrease) in net assets resulting from Class C share transactions	(281,388)	(336,451)	3,858	(1,610)	(397,672)	(361,460)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(393,489,305)	(63,807,005)	(239,135)	4,595,131	(48,885,035)	(21,700,083)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(393,858,543)	(64,667,304)	(1,203,232)	4,420,567	(50,299,313)	(23,213,947)
Total Increase (Decrease) in Net Assets	(359,150,554)	(39,263,762)	(957,311)	4,925,631	(45,712,816)	(19,910,641)
NET ASSETS:
Net Assets at the Beginning of year	452,600,432	491,864,194	10,306,451	5,380,820	72,960,190	92,870,831
Net Assets at the End of year	$93,449,878	$452,600,432	$9,349,140	$10,306,451	$27,247,374	$72,960,190
See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund
2024	2023	2024	2023	2024	2023

$1,875,316	$4,671,568	$312,397	$447,855	$17,776	$43,879
(35,105,134)	(14,178,542)	(642,879)	3,009,153	1,462,582	(877,705)
35,737,512	21,058,900	6,046,575	12,164,662	789,817	1,509,565
2,507,694	11,551,926	5,716,093	15,621,670	2,270,175	675,739

(356,213)	(659,086)	(362)	(1,508)	(3,193)	—
(8,799)	(21,214)	(6)	(14)	—	—
(1,964,405)	(4,965,284)	(238,520)	(526,876)	(52,905)	—
(2,329,417)	(5,645,584)	(238,888)	(528,398)	(56,098)	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(6,708,051)	5,102,313	(8,505)	(876,851)	(125,014)	(2,456)
(56,205)	(140,916)	4	10	—	(32,766)
(21,659,966)	(5,814,038)	(5,719,882)	(67,395,911)	(377,141)	1,186,826
(28,424,222)	(852,641)	(5,728,383)	(68,272,752)	(502,155)	1,151,604
(28,245,945)	5,053,701	(251,178)	(53,179,480)	1,711,922	1,827,343

60,392,829	55,339,128	22,889,735	76,069,215	8,498,174	6,670,831
$32,146,884	$60,392,829	$22,638,557	$22,889,735	$10,210,096	$8,498,174
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Years Ended October 31, 2024
	Ashmore Emerging Markets Frontier Equity Fund		Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Equity ESG Fund
	2024	2023	2024	2023	2024	2023
OPERATIONS:
Net investment income (loss)	$1,711,291	$1,545,648	$942,011	$1,329,232	$45,032	$53,058
Net realized gain (loss)	7,211,885	(3,898,275)	4,244,743	(11,305,187)	663,642	(1,151,724)
Net change in unrealized appreciation (depreciation)	12,760,508	2,251,132	21,491,245	22,982,224	1,980,497	2,388,840
Net Increase (Decrease) in Net Assets Resulting from Operations	21,683,684	(101,495)	26,677,999	13,006,269	2,689,171	1,290,174
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(57,618)	(37,283)	(11,979)	(53,244)	—	(6)
Class C	(5,909)	(3,513)	(21)	(414)	—	(2)
Institutional Class	(1,889,415)	(1,244,000)	(253,711)	(1,526,332)	(6,273)	(81,878)
Total Distributions to Shareholders	(1,952,942)	(1,284,796)	(265,711)	(1,579,990)	(6,273)	(81,886)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,502)	—	—	—	—	—
Class C	(164)	—	—	—	—	—
Institutional Class	(90,065)	—	—	—	—	—
Total Tax Return of Capital Distributions to Shareholders	(92,731)	—	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	234,730	(1,402,870)	27,854,799	999,830	—	4
Net increase (decrease) in net assets resulting from Class C share transactions	3,656	(83,940)	(17,065)	(50,648)	—	1
Net increase (decrease) in net assets resulting from Institutional Class share transactions	6,309,158	(6,930,954)	15,723,050	(13,899,497)	4,411	57,295
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	6,547,544	(8,417,764)	43,560,784	(12,950,315)	4,411	57,300
Total Increase (Decrease) in Net Assets	26,185,555	(9,804,055)	69,973,072	(1,524,036)	2,687,309	1,265,588
NET ASSETS:
Net Assets at the Beginning of year	62,827,323	72,631,378	92,582,974	94,107,010	10,151,158	8,885,570
Net Assets at the End of year	$89,012,878	$62,827,323	$162,556,046	$92,582,974	$12,838,467	$10,151,158
See accompanying notes to the financial statements.

Ashmore Emerging Markets Low Duration Fund		Ashmore Emerging Markets Debt Fund		Ashmore Emerging Markets Equity ex China Fund[1]
2024	2023	2024	2023	2024

$438,645	$383,585	$1,137,411	$853,158	$24,667
(23,851)	(381,587)	203,083	(1,873,622)	(62,995)
371,576	606,130	2,057,205	1,599,454	3,739
786,370	608,128	3,397,699	578,990	(34,589)

(43)	(39)	(55)	(45)	(2)
(34)	(31)	(48)	(39)	(2)
(435,837)	(399,404)	(1,126,327)	(923,023)	(26,139)
(435,914)	(399,474)	(1,126,430)	(923,107)	(26,143)

—	(1)	—	(4)	—
—	(1)	—	(3)	—
—	(16,038)	—	(71,993)	—
—	(16,040)	—	(72,000)	—

30	29	39	35	747
24	25	33	31	731
306,792	300,749	795,345	720,925	7,500,737
306,846	300,803	795,417	720,991	7,502,215
657,302	493,417	3,066,686	304,874	7,441,483

9,491,808	8,998,391	16,349,020	16,044,146	—
$10,149,110	$9,491,808	$19,415,706	$16,349,020	$7,441,483

[1]	The Fund commenced investment operations on June 11, 2024.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$4.55	$4.32	$6.60	$6.80	$7.54
Income (loss) from investment operations:
Net investment income	0.27[1]	0.27[1]	0.32[1]	0.33[1]	0.34
Net realized and unrealized gain (loss)	0.33	0.23	(2.30)	(0.20)	(0.74)
Total from investment operations	0.60	0.50	(1.98)	0.13	(0.40)
Less distributions:
From net investment income	(0.11)	(0.26)	(0.05)	(0.31)	(0.12)
From net realized gain	—	—	—	—	—
Tax return of capital	(0.15)	(0.01)	(0.25)	(0.02)	(0.22)
Total distributions	(0.26)	(0.27)	(0.30)	(0.33)	(0.34)
Net asset value at end of year	$4.89	$4.55	$4.32	$6.60	$6.80
Total return[2]	13.38%	11.65%	(30.79)%	1.68%	(5.31)%
Portfolio turnover rate[3]	42%	56%	32%	54%	67%
Net assets, end of year (in thousands)	$1,467	$1,446	$1,920	$5,917	$10,377
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.65%[4]	1.48%[4]	1.42%	1.37%[4]	1.42%[4]
Expenses after reimbursements	1.32%[4]	1.28%[4]	1.27%	1.28%[4]	1.32%[4]
Net investment income to average net assets:
Net investment income before reimbursements	5.21%[4]	5.61%[4]	5.50%	4.53%[4]	4.72%[4]
Net investment income after reimbursements	5.54%[4]	5.81%[4]	5.65%	4.62%[4]	4.82%[4]
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$4.54	$4.30	$6.58	$6.78	$7.53
Income (loss) from investment operations:
Net investment income	0.23[1]	0.24[1]	0.27[1]	0.27[1]	0.30
Net realized and unrealized gain (loss)	0.33	0.24	(2.29)	(0.19)	(0.76)
Total from investment operations	0.56	0.48	(2.02)	0.08	(0.46)
Less distributions:
From net investment income	(0.10)	(0.23)	(0.04)	(0.26)	(0.11)
From net realized gain	—	—	—	—	—
Tax return of capital	(0.13)	(0.01)	(0.22)	(0.02)	(0.18)
Total distributions	(0.23)	(0.24)	(0.26)	(0.28)	(0.29)
Net asset value at end of year	$4.87	$4.54	$4.30	$6.58	$6.78
Total return[2]	12.34%	11.14%	(31.39)%	0.93%	(6.09)%
Portfolio turnover rate[3]	42%	56%	32%	54%	67%
Net assets, end of year (in thousands)	$593	$815	$1,080	$2,386	$3,905
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.40%[5]	2.24%[5]	2.17%	2.12%[5]	2.17%[5]
Expenses after reimbursements	2.07%[5]	2.03%[5]	2.02%	2.03%[5]	2.06%[5]
Net investment income to average net assets:
Net investment income before reimbursements	4.43%[5]	4.85%[5]	4.74%	3.76%[5]	4.01%[5]
Net investment income after reimbursements	4.76%[5]	5.06%[5]	4.89%	3.85%[5]	4.12%[5]
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$4.62	$4.38	$6.70	$6.90	$7.65
Income (loss) from investment operations:
Net investment income	0.28[1]	0.29[1]	0.33[1]	0.35[1]	0.36
Net realized and unrealized gain (loss)	0.34	0.24	(2.34)	(0.20)	(0.75)
Total from investment operations	0.62	0.53	(2.01)	0.15	(0.39)
Less distributions:
From net investment income	(0.12)	(0.28)	(0.05)	(0.33)	(0.13)
From net realized gain	—	—	—	—	—
Tax return of capital	(0.16)	(0.01)	(0.26)	(0.02)	(0.23)
Total distributions	(0.28)	(0.29)	(0.31)	(0.35)	(0.36)
Net asset value at end of year	$4.96	$4.62	$4.38	$6.70	$6.90
Total return[2]	13.52%	12.06%	(30.74)%	1.94%	(5.09)%
Portfolio turnover rate[3]	42%	56%	32%	54%	67%
Net assets, end of year (in thousands)	$91,390	$450,339	$488,864	$1,216,666	$1,229,181
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.34%[6]	1.24%[6]	1.17%	1.12%[6]	1.17%[6]
Expenses after reimbursements	1.06%[6]	1.03%[6]	1.02%	1.03%[6]	1.07%[6]
Net investment income to average net assets:
Net investment income before reimbursements	5.49%[6]	5.84%[6]	5.79%	4.78%[6]	4.99%[6]
Net investment income after reimbursements	5.77%[6]	6.05%[6]	5.94%	4.87%[6]	5.09%[6]

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.
[4]	Ratios include legal expenses of $740, $229, $3,181 and $5,146 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2024, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.05%, 0.01%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.06%, 0.01%, 0.01% and 0.05% excluding these expenses.
[5]	Ratios include legal expenses of $357, $111, $1,113 and $1,990 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2024, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.05%, 0.01%, 0.01% and 0.04% and Net investment income ratios would have been higher by 0.05%, 0.01%, 0.01% and 0.04% excluding these expenses.
[6]	Ratios include legal expenses of $64,931, $59,051, $433,533 and $640,665 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2024, 2023, 2021 and 2020, respectively. Expense ratios would have been lower by 0.04%, 0.01%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.04%, 0.01%, 0.01% and 0.05% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$6.12	$5.62	$6.92	$6.86	$7.35
Income (loss) from investment operations:
Net investment income[1]	0.40	0.38	0.32	0.28	0.35
Net realized and unrealized gain (loss)	0.10	0.30	(1.53)	(0.22)	(0.75)
Total from investment operations	0.50	0.68	(1.21)	0.06	(0.40)
Less distributions:
From net investment income	(0.36)	(0.18)	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.09)	—	(0.09)
Total distributions	(0.36)	(0.18)	(0.09)	—	(0.09)
Net asset value at end of year	$6.26	$6.12	$5.62	$6.92	$6.86
Total return[2]	8.31%	12.11%	(17.75)%	0.87%	(5.51)%
Portfolio turnover rate[3]	59%	79%	53%	34%	47%
Net assets, end of year (in thousands)	$246	$1,197	$1,248	$1,592	$1,755
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.62%	2.89%	3.10%	2.97%	1.75%
Expenses after reimbursements	1.02%	1.07%	1.22%	1.22%	1.22%
Net investment income to average net assets:
Net investment income before reimbursements	4.57%	4.23%	3.16%	2.11%	4.45%
Net investment income after reimbursements	6.17%	6.05%	5.04%	3.86%	4.98%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$5.95	$5.44	$6.75	$6.74	$7.27
Income (loss) from investment operations:
Net investment income[1]	0.34	0.32	0.30	0.22	0.29
Net realized and unrealized gain (loss)	0.10	0.30	(1.53)	(0.21)	(0.74)
Total from investment operations	0.44	0.62	(1.23)	0.01	(0.45)
Less distributions:
From net investment income	(0.35)	(0.11)	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.08)	—	(0.08)
Total distributions	(0.35)	(0.11)	(0.08)	—	(0.08)
Net asset value at end of year	$6.04	$5.95	$5.44	$6.75	$6.74
Total return[2]	7.36%	11.41%	(18.30)%	0.15%	(6.25)%
Portfolio turnover rate[3]	59%	79%	53%	34%	47%
Net assets, end of year (in thousands)	$5	$1	$2	$25	$30
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.57%	3.59%	3.74%	3.75%	2.50%
Expenses after reimbursements	1.77%	1.82%	1.97%	1.97%	1.97%
Net investment income to average net assets:
Net investment income before reimbursements	3.72%	3.52%	2.85%	1.35%	3.77%
Net investment income after reimbursements	5.52%	5.29%	4.62%	3.13%	4.30%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$6.44	$5.90	$7.24	$7.16	$7.66
Income (loss) from investment operations:
Net investment income[1]	0.44	0.43	0.35	0.31	0.38
Net realized and unrealized gain (loss)	0.10	0.30	(1.60)	(0.23)	(0.78)
Total from investment operations	0.54	0.73	(1.25)	0.08	(0.40)
Less distributions:
From net investment income	(0.37)	(0.19)	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.09)	—	(0.10)
Total distributions	(0.37)	(0.19)	(0.09)	—	(0.10)
Net asset value at end of year	$6.61	$6.44	$5.90	$7.24	$7.16
Total return[2]	8.51%	12.33%	(17.49)%	1.12%	(5.38)%
Portfolio turnover rate[3]	59%	79%	53%	34%	47%
Net assets, end of year (in thousands)	$9,098	$9,108	$4,131	$6,310	$28,257
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.53%	2.57%	2.83%	2.61%	1.50%
Expenses after reimbursements	0.77%	0.82%	0.97%	0.97%	0.97%
Net investment income to average net assets:
Net investment income before reimbursements	4.71%	4.60%	3.43%	2.46%	4.75%
Net investment income after reimbursements	6.47%	6.35%	5.29%	4.10%	5.28%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$5.14	$4.96	$7.53	$7.53	$7.92
Income (loss) from investment operations:
Net investment income	0.29[1]	0.27	0.40	0.37	0.44
Net realized and unrealized gain (loss)	0.38	0.31	(2.54)	—	(0.39)
Total from investment operations	0.67	0.58	(2.14)	0.37	0.05
Less distributions:
From net investment income	(0.29)	(0.40)	(0.42)	(0.37)	(0.44)
From net realized gain	—	—	(0.01)	—	—
Tax return of capital	—	—	—	—	(—)[2]
Total distributions	(0.29)	(0.40)	(0.43)	(0.37)	(0.44)
Net asset value at end of year	$5.52	$5.14	$4.96	$7.53	$7.53
Total return[3]	13.24%	11.75%	(29.30)%	4.85%	0.85%
Portfolio turnover rate[4]	95%	56%	55%	73%	117%
Net assets, end of year (in thousands)	$3,024	$3,779	$4,742	$11,153	$11,198
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[5]	1.69%	1.47%	1.44%	1.55%	1.58%
Expenses after reimbursements[5]	1.16%	1.14%	1.24%	1.43%	1.47%
Net investment income to average net assets:
Net investment income before reimbursements[5]	4.76%	5.40%	6.62%	4.61%	5.76%
Net investment income after reimbursements[5]	5.29%	5.73%	6.82%	4.73%	5.87%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$5.12	$4.95	$7.52	$7.51	$7.91
Income (loss) from investment operations:
Net investment income	0.24[1]	0.24	0.35	0.31	0.39
Net realized and unrealized gain (loss)	0.39	0.29	(2.53)	0.02	(0.40)
Total from investment operations	0.63	0.53	(2.18)	0.33	(0.01)
Less distributions:
From net investment income	(0.25)	(0.36)	(0.38)	(0.32)	(0.39)
From net realized gain	—	—	(0.01)	—	—
Tax return of capital	—	—	—	—	(—)[2]
Total distributions	(0.25)	(0.36)	(0.39)	(0.32)	(0.39)
Net asset value at end of year	$5.50	$5.12	$4.95	$7.52	$7.51
Total return[3]	12.45%	10.75%	(29.86)%	4.25%	(0.01)%
Portfolio turnover rate[4]	95%	56%	55%	73%	117%
Net assets, end of year (in thousands)	$1,195	$1,492	$1,782	$5,762	$7,466
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[6]	2.43%	2.22%	2.20%	2.30%	2.33%
Expenses after reimbursements[6]	1.91%	1.89%	2.01%	2.18%	2.22%
Net investment income to average net assets:
Net investment income before reimbursements[6]	4.01%	4.65%	5.89%	3.88%	5.01%
Net investment income after reimbursements[6]	4.53%	4.98%	6.08%	4.00%	5.12%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$5.36	$5.17	$7.85	$7.84	$8.25
Income (loss) from investment operations:
Net investment income	0.31[1]	0.31	0.45	0.41	0.48
Net realized and unrealized gain (loss)	0.40	0.31	(2.66)	0.01	(0.41)
Total from investment operations	0.71	0.62	(2.21)	0.42	0.07
Less distributions:
From net investment income	(0.32)	(0.43)	(0.46)	(0.41)	(0.48)
From net realized gain	—	—	(0.01)	—	—
Tax return of capital	—	—	—	—	(—)[2]
Total distributions	(0.32)	(0.43)	(0.47)	(0.41)	(0.48)
Net asset value at end of year	$5.75	$5.36	$5.17	$7.85	$7.84
Total return[3]	13.39%	12.06%	(29.15)%	5.24%	1.04%
Portfolio turnover rate[4]	95%	56%	55%	73%	117%
Net assets, end of year (in thousands)	$23,028	$67,689	$86,347	$277,188	$261,307
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[7]	1.40%	1.22%	1.20%	1.30%	1.32%
Expenses after reimbursements[7]	0.91%	0.89%	1.01%	1.18%	1.21%
Net investment income to average net assets:
Net investment income before reimbursements[7]	5.01%	5.65%	6.90%	4.86%	6.00%
Net investment income after reimbursements[7]	5.50%	5.98%	7.09%	4.98%	6.11%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Amount is less than $0.005 per share.
[3]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.
[5]	Ratios include legal expenses of $1,526, $770, $63, $1,438 and $6,538 that are outside of the expense cap under the expense limitation agreement for the years October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.04%, 0.02%, 0.12%, 0.01% and 0.05% and Net Investment Income ratios would have been higher by 0.04%, 0.02%, 0.07%, 0.01% and 0.05% excluding these expenses.
[6]	Ratios include legal expenses of $600, $298, $79, $756 and $4,394 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.04%, 0.02%, 0.14%, and 0.01% and Net Investment Income ratios would have been higher by 0.04%, 0.02%, 0.07%, 0.01% and 0.05% excluding these expenses.
[7]	Ratios include legal expenses of $19,803, $13,964, $3,742, $34,379 and $153,663 that are outside of the expense cap under the expense limitation agreement for the years October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.04%, 0.02%, 0.14%, 0.01% and 0.04% and and Net Investment Income ratios would have been higher by 0.04%, 0.02%, 0.07%, 0.01% and 0.04% excluding these expenses.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$4.78	$4.28	$6.80	$7.52	$9.00
Income (loss) from investment operations:
Net investment income	0.26[1]	0.34[1]	0.32	0.44	0.46
Net realized and unrealized gain (loss)	0.12	0.57	(2.39)	(0.69)	(1.46)
Total from investment operations	0.38	0.91	(2.07)	(0.25)	(1.00)
Less distributions:
From net investment income	(0.29)	(0.41)	(0.34)	(0.47)	(0.48)
From net realized gain	—	—	(0.11)	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.29)	(0.41)	(0.45)	(0.47)	(0.48)
Net asset value at end of year	$4.87	$4.78	$4.28	$6.80	$7.52
Total return[2]	8.24%	22.36%	(31.54)%	(4.07)%	(11.25)%
Portfolio turnover rate[3]	47%	49%	41%	32%	80%
Net assets, end of year (in thousands)	$1,728	$8,499	$2,975	$6,834	$19,865
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[4]	1.58%	1.37%	1.14%	1.10%	1.13%
Expenses after reimbursements[4]	1.08%	0.99%	0.89%	1.00%	0.99%
Net investment income to average net assets:
Net investment income before reimbursements[4]	4.99%	7.19%	6.06%	6.17%	7.07%
Net investment income after reimbursements[4]	5.49%	7.57%	6.31%	6.27%	7.21%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$4.56	$4.09	$6.53	$7.22	$8.66
Income (loss) from investment operations:
Net investment income	0.19[1]	0.30[1]	0.29	0.40	0.42
Net realized and unrealized gain (loss)	0.15	0.54	(2.33)	(0.69)	(1.45)
Total from investment operations	0.34	0.84	(2.04)	(0.29)	(1.03)
Less distributions:
From net investment income	(0.25)	(0.37)	(0.29)	(0.40)	(0.41)
From net realized gain	—	—	(0.11)	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.25)	(0.37)	(0.40)	(0.40)	(0.41)
Net asset value at end of year	$4.65	$4.56	$4.09	$6.53	$7.22
Total return[2]	7.60%	21.32%	(32.29)%	(4.56)%	(12.05)%
Portfolio turnover rate[3]	47%	49%	41%	32%	80%
Net assets, end of year (in thousands)	$117	$171	$291	$1,219	$1,572
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[5]	2.37%	2.11%	1.91%	1.84%	1.96%
Expenses after reimbursements[5]	1.84%	1.74%	1.66%	1.76%	1.83%
Net investment income to average net assets:
Net investment income before reimbursements[5]	3.68%	6.57%	5.09%	5.36%	5.20%
Net investment income after reimbursements[5]	4.21%	6.94%	5.34%	5.44%	5.33%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$4.69	$4.20	$6.69	$7.40	$8.83
Income (loss) from investment operations:
Net investment income	0.24[1]	0.34[1]	0.37	0.50	0.49
Net realized and unrealized gain (loss)	0.16	0.57	(2.40)	(0.73)	(1.44)
Total from investment operations	0.40	0.91	(2.03)	(0.23)	(0.95)
Less distributions:
From net investment income	(0.30)	(0.42)	(0.35)	(0.48)	(0.48)
From net realized gain	—	—	(0.11)	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.30)	(0.42)	(0.46)	(0.48)	(0.48)
Net asset value at end of year	$4.79	$4.69	$4.20	$6.69	$7.40
Total return[2]	8.75%	22.63%	(31.54)%	(3.75)%	(10.94)%
Portfolio turnover rate[3]	47%	49%	41%	32%	80%
Net assets, end of year (in thousands)	$30,302	$51,723	$52,073	$124,954	$441,467
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[6]	1.37%	1.12%	0.90%	0.84%	0.91%
Expenses after reimbursements[6]	0.85%	0.74%	0.65%	0.75%	0.79%
Net investment income to average net assets:
Net investment income before reimbursements[6]	4.65%	7.47%	6.22%	6.38%	6.98%
Net investment income after reimbursements[6]	5.17%	7.85%	6.47%	6.47%	7.10%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.
[4]	Ratios include legal expenses of $7,502, 5,360, $(1,101), $10,827 and $37,676 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.16% and 0.07%, higher by 0.03% and lower by 0.08% and 0.07% and Net Investment Income ratios would have been higher by 0.16% and 0.07%, lower by 0.03% and higher by 0.08% and 0.07% excluding these expenses.
[5]	Ratios include legal expenses of $276, $141, $(46), $1,388 and $2,841 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.17% and 0.07%, higher by 0.01% and lower by 0.09% and 0.16% and Net Investment Income ratios would have been higher by 0.17% and 0.07%, lower by 0.01% and higher by 0.09% and 0.16% excluding these expenses.
[6]	Ratios include legal expenses of $55,297, $34,017, $(12,847), $182,441 and $835,457 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively. Expense ratios would have been lower by 0.18% and 0.07%, higher by 0.02% and lower by 0.08% and 0.12% and Net Investment Income ratios would have been higher by 0.18% and 0.07%, lower by 0.02% and higher by 0.08% and 0.12% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$6.48	$6.11	$12.55	$11.08	$10.46
Income (loss) from investment operations:
Net investment income	0.08[1]	0.01[1]	0.08[1]	0.15	0.11[1]
Net realized and unrealized gain (loss)	1.68	0.47	(3.26)	1.44	0.56
Total from investment operations	1.76	0.48	(3.18)	1.59	0.67
Less distributions:
From net investment income	(0.07)	(0.11)	(0.18)	(0.12)	(0.05)
From net realized gain	—	—	(3.07)	—	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	(0.07)	(0.11)	(3.26)	(0.12)	(0.05)
Net asset value at end of year	$8.17	$6.48	$6.11	$12.55	$11.08
Total return[2]	27.22%	7.68%	(33.53)%	14.23%	6.49%
Portfolio turnover rate[3]	237%	189%	264%	206%	228%
Net assets, end of year (in thousands)	$41	$40	$804	$1,611	$1,616
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.25%	1.69%	1.52%	1.49%	1.55%
Expenses after reimbursements	1.27%	1.27%	1.27%	1.27%	1.27%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.08%	(0.25)%	0.68%	0.91%	0.73%
Net investment income after reimbursements	1.06%	0.17%	0.93%	1.13%	1.01%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$6.30	$5.96	$12.33	$10.90	$10.32
Income (loss) from investment operations:
Net investment income	0.02[1]	0.01[1]	0.01[1]	0.05	—[1,4]
Net realized and unrealized gain (loss)	1.64	0.41	(3.18)	1.42	0.58
Total from investment operations	1.66	0.42	(3.17)	1.47	0.58
Less distributions:
From net investment income	(0.03)	(0.08)	(0.13)	(0.04)	(—)[4]
From net realized gain	—	—	(3.07)	—	—
Tax return of capital	—	—	(—)[4]	—	—
Total distributions	(0.03)	(0.08)	(3.20)	(0.04)	—
Net asset value at end of year	$7.93	$6.30	$5.96	$12.33	$10.90
Total return[2]	26.43%	6.89%	(34.05)%	13.41%	5.76%
Portfolio turnover rate[3]	237%	189%	264%	206%	228%
Net assets, end of year (in thousands)	$2	$1	$1	$2	$2
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.02%	2.79%	2.30%	2.25%	2.31%
Expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.02%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.69)%	(0.65)%	(0.10)%	0.14%	(0.30)%
Net investment income (loss) after reimbursements	0.31%	0.12%	0.18%	0.37%	(0.01)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$6.54	$6.16	$12.63	$11.15	$10.51
Income (loss) from investment operations:
Net investment income	0.10[1]	0.07[1]	0.09[1]	0.18	0.10[1]
Net realized and unrealized gain (loss)	1.70	0.43	(3.28)	1.45	0.60
Total from investment operations	1.80	0.50	(3.19)	1.63	0.70
Less distributions:
From net investment income	(0.08)	(0.12)	(0.20)	(0.15)	(0.06)
From net realized gain	—	—	(3.07)	—	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	(0.08)	(0.12)	(3.28)	(0.15)	(0.06)
Net asset value at end of year	$8.26	$6.54	$6.16	$12.63	$11.15
Total return[2]	27.62%	7.95%	(33.40)%	14.50%	6.79%
Portfolio turnover rate[3]	237%	189%	264%	206%	228%
Net assets, end of year (in thousands)	$22,596	$22,849	$75,264	$96,417	$80,474
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.00%	1.61%	1.27%	1.24%	1.29%
Expenses after reimbursements	1.02%	1.02%	1.02%	1.02%	1.02%
Net investment income to average net assets:
Net investment income before reimbursements	0.34%	0.41%	0.87%	1.15%	0.67%
Net investment income after reimbursements	1.32%	1.00%	1.12%	1.37%	0.94%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.
[4]	Amount is less than $0.005 per share.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$11.03	$10.07	$15.32	$10.99	$8.84
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	0.03[1]	0.06[1]	(0.18)	(0.20)
Net realized and unrealized gain (loss)	3.02	0.93	(5.15)	4.51	2.35
Total from investment operations	2.95	0.96	(5.09)	4.33	2.15
Less distributions:
From net investment income	(0.08)	—	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.16)	—	—
Total distributions	(0.08)	—	(0.16)	—	—
Net asset value at end of year	$13.90	$11.03	$10.07	$15.32	$10.99
Total return[2]	26.83%	9.53%	(33.37)%	39.40%	24.32%
Portfolio turnover rate[3]	78%	79%	50%	77%	62%
Net assets, end of year (in thousands)	$424	$441	$393	$321	$388
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.19%	3.29%	3.08%	2.75%	2.78%
Expenses after reimbursements	1.52%	1.59%	1.77%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.81)%	(1.41)%	(0.78)%	(1.48)%	(1.74)%
Net investment income (loss) after reimbursements	(0.14)%	0.29%	0.53%	(0.50)%	(0.73)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$11.26	$10.36	$15.79	$11.40	$9.22
Income (loss) from investment operations:
Net investment loss	(0.11)	(0.09)[1]	(0.06)[1]	(0.32)	(0.34)
Net realized and unrealized gain (loss)	3.03	0.99	(5.28)	4.71	2.52
Total from investment operations	2.92	0.90	(5.34)	4.39	2.18
Less distributions:
From net investment income	—	—	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.09)	—	—
Total distributions	—	—	(0.09)	—	—
Net asset value at end of year	$14.18	$11.26	$10.36	$15.79	$11.40
Total return[2]	25.93%	8.69%	(33.91)%	38.51%	23.64%
Portfolio turnover rate[3]	78%	79%	50%	77%	62%
Net assets, end of year (in thousands)	$17	$14	$41	$162	$135
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.97%	3.96%	3.72%	3.47%	3.91%
Expenses after reimbursements	2.27%	2.34%	2.52%	2.52%	2.52%
Net investment loss to average net assets:
Net investment loss before reimbursements	(2.50)%	(2.35)%	(1.67)%	(2.09)%	(2.70)%
Net investment loss after reimbursements	(0.80)%	(0.73)%	(0.47)%	(1.14)%	(1.31)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$14.38	$13.09	$19.82	$14.19	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.08[1]	0.09[1]	(0.02)	(0.10)
Net realized and unrealized gain (loss)	3.85	1.21	(6.65)	5.65	2.90
Total from investment operations	3.89	1.29	(6.56)	5.63	2.80
Less distributions:
From net investment income	(0.10)	—	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.17)	—	—
Total distributions	(0.10)	—	(0.17)	—	—
Net asset value at end of year	$18.17	$14.38	$13.09	$19.82	$14.19
Total return[2]	27.09%	9.85%	(33.21)%	39.68%	24.58%
Portfolio turnover rate[3]	78%	79%	50%	77%	62%
Net assets, end of year (in thousands)	$9,769	$8,043	$6,237	$10,994	$7,419
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.97%	3.03%	2.77%	2.45%	2.56%
Expenses after reimbursements	1.27%	1.34%	1.52%	1.52%	1.52%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.51)%	(1.18)%	(0.66)%	(1.02)%	(1.51)%
Net investment income (loss) after reimbursements	0.19%	0.51%	0.59%	(0.09)%	(0.47)%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$8.13	$8.36	$10.13	$7.07	$8.02
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.09	0.08[1]	0.02[1]	(0.01)[1]
Net realized and unrealized gain (loss)	2.58	(0.14)	(1.67)	3.10	(0.91)
Total from investment operations	2.80	(0.05)	(1.59)	3.12	(0.92)
Less distributions:
From net investment income	(0.28)	(0.18)	(0.18)	(0.06)	(0.03)
From net realized gain	—	—	—	—	—
Tax return of capital	(0.01)	—	—	—	—
Total distributions	(0.29)	(0.18)	(0.18)	(0.06)	(0.03)
Net asset value at end of year	$10.64	$8.13	$8.36	$10.13	$7.07
Total return[2]	34.75%	(0.72)%	(15.92)%	44.20%	(11.47)%
Portfolio turnover rate[3]	80%	94%	95%	87%	108%
Net assets, end of year (in thousands)	$2,337	$1,597	$3,018	$2,561	$656
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.28%	2.27%	2.24%	2.11%	2.18%
Expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	1.50%	1.57%	0.49%	(0.09)%	(0.59)%
Net investment income (loss) after reimbursements	2.01%	2.07%	0.96%	0.25%	(0.18)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$7.78	$8.03	$9.75	$6.82	$7.80
Income (loss) from investment operations:
Net investment income (loss)	0.11	(0.02)	0.02[1]	(0.03)[1]	0.01[1]
Net realized and unrealized gain (loss)	2.50	(0.10)	(1.62)	2.97	(0.96)
Total from investment operations	2.61	(0.12)	(1.60)	2.94	(0.95)
Less distributions:
From net investment income	(0.23)	(0.13)	(0.12)	(0.01)	(0.03)
From net realized gain	—	—	—	—	—
Tax return of capital	(0.01)	—	—	—	—
Total distributions	(0.24)	(0.13)	(0.12)	(0.01)	(0.03)
Net asset value at end of year	$10.15	$7.78	$8.03	$9.75	$6.82
Total return[2]	33.73%	(1.51)%	(16.58)%	43.13%	(12.13)%
Portfolio turnover rate[3]	80%	94%	95%	87%	108%
Net assets, end of year (in thousands)	$267	$204	$293	$209	$286
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.03%	3.04%	3.00%	2.89%	3.01%
Expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.76%	0.77%	(0.21)%	(0.77)%	(0.41)%
Net investment income (loss) after reimbursements	1.27%	1.29%	0.27%	(0.40)%	0.08%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$9.50	$9.73	$11.77	$8.20	$9.32
Income (loss) from investment operations:
Net investment income	0.25	0.24	0.11[1]	0.06[1]	0.09[1]
Net realized and unrealized gain (loss)	3.06	(0.27)	(1.95)	3.58	(1.13)
Total from investment operations	3.31	(0.03)	(1.84)	3.64	(1.04)
Less distributions:
From net investment income	(0.30)	(0.20)	(0.20)	(0.07)	(0.08)
From net realized gain	—	—	—	—	—
Tax return of capital	(0.01)	—	—	—	—
Total distributions	(0.31)	(0.20)	(0.20)	(0.07)	(0.08)
Net asset value at end of year	$12.50	$9.50	$9.73	$11.77	$8.20
Total return[2]	35.11%	(0.42)%	(15.78)%	44.50%	(11.17)%
Portfolio turnover rate[3]	80%	94%	95%	87%	108%
Net assets, end of year (in thousands)	$86,409	$61,026	$69,320	$77,540	$53,053
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.03%	2.03%	1.98%	1.88%	2.00%
Expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income to average net assets:
Net investment income before reimbursements	1.74%	1.73%	0.64%	0.23%	0.58%
Net investment income after reimbursements	2.25%	2.24%	1.10%	0.59%	1.06%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.
See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$9.28	$8.29	$16.77	$13.08	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.08[1]	0.10[1]	0.13	(0.06)[1]	0.08
Net realized and unrealized gain (loss)	2.32	1.01	(5.67)	4.07	1.84
Total from investment operations	2.40	1.11	(5.54)	4.01	1.92
Less distributions:
From net investment income	(0.01)	(0.12)	(0.09)	(0.10)	(0.02)
From net realized gain	—	—	(2.83)	(0.22)	—
Tax return of capital	—	—	(0.02)	—	—
Total distributions	(0.01)	(0.12)	(2.94)	(0.32)	(0.02)
Net asset value at end of year	$11.67	$9.28	$8.29	$16.77	$13.08
Total return[2]	25.91%	13.26%	(39.01)%	30.92%	17.21%
Portfolio turnover rate[3]	103%	79%	85%	77%	76%
Net assets, end of year (in thousands)	$36,317	$4,469	$3,081	$3,872	$1,394
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.76%	1.69%	1.65%	1.56%	1.81%
Expenses after reimbursements	1.27%	1.32%	1.42%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.22%	0.59%	0.75%	(0.48)%	(0.42)%
Net investment income (loss) after reimbursements	0.71%	0.96%	0.98%	(0.34)%	(0.03)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$8.61	$7.70	$15.80	$12.39	$10.64
Income (loss) from investment operations:
Net investment income (loss)	(0.03)[1]	0.03[1]	0.02	(0.16)[1]	(0.10)
Net realized and unrealized gain (loss)	2.17	0.93	(5.25)	3.86	1.85
Total from investment operations	2.14	0.96	(5.23)	3.70	1.75
Less distributions:
From net investment income	(—)[4]	(0.05)	(0.03)	(0.07)	—
From net realized gain	—	—	(2.83)	(0.22)	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	—	(0.05)	(2.87)	(0.29)	—
Net asset value at end of year	$10.75	$8.61	$7.70	$15.80	$12.39
Total return[2]	24.90%	12.45%	(39.46)%	30.13%	16.45%
Portfolio turnover rate[3]	103%	79%	85%	77%	76%
Net assets, end of year (in thousands)	$67	$70	$105	$107	$2
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.48%	2.45%	2.42%	2.29%	2.49%
Expenses after reimbursements	2.02%	2.07%	2.17%	2.17%	2.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.73)%	(0.09)%	0.12%	(1.11)%	(1.22)%
Net investment income (loss) after reimbursements	(0.27)%	0.29%	0.37%	(0.99)%	(0.90)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value at beginning of year	$8.93	$7.97	$16.23	$12.65	$10.81
Income (loss) from investment operations:
Net investment income (loss)	0.08[1]	0.12[1]	0.17	(0.02)[1]	0.11
Net realized and unrealized gain (loss)	2.26	0.98	(5.47)	3.92	1.77
Total from investment operations	2.34	1.10	(5.30)	3.90	1.88
Less distributions:
From net investment income	(0.03)	(0.14)	(0.11)	(0.10)	(0.04)
From net realized gain	—	—	(2.83)	(0.22)	—
Tax return of capital	—	—	(0.02)	—	—
Total distributions	(0.03)	(0.14)	(2.96)	(0.32)	(0.04)
Net asset value at end of year	$11.24	$8.93	$7.97	$16.23	$12.65
Total return[2]	26.19%	13.65%	(38.85)%	31.24%	17.41%
Portfolio turnover rate[3]	103%	79%	85%	77%	76%
Net assets, end of year (in thousands)	$126,172	$88,044	$90,921	$116,727	$82,385
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.49%	1.44%	1.41%	1.32%	1.56%
Expenses after reimbursements	1.02%	1.07%	1.17%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.29%	0.84%	1.10%	(0.26)%	(0.22)%
Net investment income (loss) after reimbursements	0.76%	1.21%	1.34%	(0.11)%	0.17%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.
[4]	Amount is less than $0.005 per share.
See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity ESG Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.64	$7.61	$14.91	$12.05	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.03	0.01	(0.09)	(0.01)
Net realized and unrealized gain (loss)	2.24	1.06	(5.27)	3.04	2.06
Total from investment operations	2.25	1.09	(5.26)	2.95	2.05
Less distributions:
From net investment income	(—)[2]	(0.06)	—	(0.09)	—
From net realized gain	—	—	(2.03)	—	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	—	(0.06)	(2.04)	(0.09)	—
Net asset value at end of period	$10.89	$8.64	$7.61	$14.91	$12.05
Total return[3]	26.09%	14.21%	(40.26)%	24.50%	20.50%
Portfolio turnover rate[4]	65%	51%	49%	55%	45%
Net assets, end of period (in thousands)	$1	$1	$1	$2	$1
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.43%	2.49%	2.49%	2.39%	4.16%
Expenses after reimbursements	1.27%	1.32%	1.42%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.03)%	(0.95)%	(1.12)%	(1.56)%	(2.89)%
Net investment income (loss) after reimbursements	0.13%	0.22%	(0.05)%	(0.59)%	(0.15)%
See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity ESG Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.45	$7.47	$14.77	$12.00	$10.00
Income (loss) from investment operations:
Net investment loss	(0.06)	(0.05)	(0.04)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	2.20	1.05	(5.23)	3.05	2.06
Total from investment operations	2.14	1.00	(5.27)	2.85	2.00
Less distributions:
From net investment income	—	(0.02)	—	(0.08)	—
From net realized gain	—	—	(2.03)	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(0.02)	(2.03)	(0.08)	—
Net asset value at end of period	$10.59	$8.45	$7.47	$14.77	$12.00
Total return[3]	25.33%	13.32%	(40.76)%	23.81%	20.00%
Portfolio turnover rate[4]	65%	51%	49%	55%	45%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	3.14%	3.22%	3.22%	3.14%	4.77%
Expenses after reimbursements	2.02%	2.07%	2.17%	2.17%	2.17%
Net investment loss to average net assets:
Net investment loss before reimbursements	(1.77)%	(1.70)%	(1.85)%	(2.32)%	(3.50)%
Net investment loss after reimbursements	(0.65)%	(0.55)%	(0.80)%	(1.35)%	(0.90)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.69	$7.65	$14.96	$12.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.03	(0.05)	0.01
Net realized and unrealized gain (loss)	2.27	1.06	(5.29)	3.04	2.05
Total from investment operations	2.31	1.11	(5.26)	2.99	2.06
Less distributions:
From net investment income	(0.01)	(0.07)	—	(0.09)	(—)[2]
From net realized gain	—	—	(2.03)	—	—
Tax return of capital	—	—	(0.02)	—	—
Total distributions	(0.01)	(0.07)	(2.05)	(0.09)	—
Net asset value at end of period	$10.99	$8.69	$7.65	$14.96	$12.06
Total return[3]	26.54%	14.45%	(40.10)%	24.82%	20.60%
Portfolio turnover rate[4]	65%	51%	49%	55%	45%
Net assets, end of period (in thousands)	$12,836	$10,149	$8,884	$15,041	$12,062
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.21%	2.19%	2.12%	2.16%	3.68%
Expenses after reimbursements	1.02%	1.07%	1.17%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.80)%	(0.63)%	(0.74)%	(1.34)%	(2.41)%
Net investment income (loss) after reimbursements	0.39%	0.49%	0.21%	(0.35)%	0.10%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2020.
[2]	Amount is less than $0.005 per share.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[5]	Annualized for periods less than one year.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Low Duration Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.50	$8.32	$9.80	$10.18	$10.00
Income (loss) from investment operations:
Net investment income	0.38	0.33	0.29	0.38	0.14
Net realized and unrealized gain (loss)	0.30	0.21	(1.48)	(0.35)	0.19
Total from investment operations	0.68	0.54	(1.19)	0.03	0.33
Less distributions:
From net investment income	(0.38)	(0.35)	(0.29)	(0.38)	(0.15)
From net realized gain	—	—	(—)[2]	(0.03)	—
Tax return of capital	—	(0.01)	—	—	—
Total distributions	(0.38)	(0.36)	(0.29)	(0.41)	(0.15)
Net asset value at end of period	$8.80	$8.50	$8.32	$9.80	$10.18
Total return[3]	8.11%	6.60%	(12.27)%	0.20%	3.30%
Portfolio turnover rate[4]	35%	50%	52%	43%	12%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.21%	2.14%	2.05%	1.71%	4.87%
Expenses after reimbursements	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income to average net assets:
Net investment income before reimbursements	3.09%	2.68%	2.06%	2.88%	0.05%
Net investment income after reimbursements	4.38%	3.90%	3.19%	3.67%	4.00%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Low Duration Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.49	$8.32	$9.80	$10.18	$10.00
Income (loss) from investment operations:
Net investment income	0.32	0.27	0.22	0.30	0.12
Net realized and unrealized gain (loss)	0.30	0.20	(1.48)	(0.35)	0.18
Total from investment operations	0.62	0.47	(1.26)	(0.05)	0.30
Less distributions:
From net investment income	(0.31)	(0.29)	(0.22)	(0.30)	(0.12)
From net realized gain	—	—	(—)[2]	(0.03)	—
Tax return of capital	—	(0.01)	—	—	—
Total distributions	(0.31)	(0.30)	(0.22)	(0.33)	(0.12)
Net asset value at end of period	$8.80	$8.49	$8.32	$9.80	$10.18
Total return[3]	7.42%	5.68%	(12.94)%	(0.57)%	3.03%
Portfolio turnover rate[4]	35%	50%	52%	43%	12%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.96%	2.82%	2.72%	2.42%	5.60%
Expenses after reimbursements	1.67%	1.67%	1.67%	1.67%	1.67%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.32%	2.01%	1.39%	2.16%	(0.68)%
Net investment income after reimbursements	3.61%	3.16%	2.44%	2.91%	3.25%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Low Duration Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$8.51	$8.32	$9.80	$10.18	$10.00
Income (loss) from investment operations:
Net investment income	0.39	0.34	0.30	0.40	0.16
Net realized and unrealized gain (loss)	0.31	0.22	(1.48)	(0.35)	0.18
Total from investment operations	0.70	0.56	(1.18)	0.05	0.34
Less distributions:
From net investment income	(0.39)	(0.36)	(0.30)	(0.40)	(0.16)
From net realized gain	—	—	(—)[2]	(0.03)	—
Tax return of capital	—	(0.01)	—	—	—
Total distributions	(0.39)	(0.37)	(0.30)	(0.43)	(0.16)
Net asset value at end of period	$8.82	$8.51	$8.32	$9.80	$10.18
Total return[3]	8.31%	6.88%	(12.16)%	0.40%	3.43%
Portfolio turnover rate[4]	35%	50%	52%	43%	12%
Net assets, end of period (in thousands)	$10,147	$9,490	$8,996	$10,286	$10,317
Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	1.73%	1.63%	1.48%	1.38%	4.58%
Expenses after reimbursements	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income to average net assets:
Net investment income before reimbursements	3.38%	3.10%	2.54%	3.21%	0.29%
Net investment income after reimbursements	4.44%	4.06%	3.35%	3.92%	4.20%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 15, 2020.
[2]	Amount is less than $0.005 per share.
[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[5]	Annualized for periods less than one year.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Class A
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$7.34	$7.52	$9.90	$9.85	$10.00
Income (loss) from investment operations:
Net investment income	0.50	0.37	0.30	0.32	0.03
Net realized and unrealized gain (loss)	1.00	(0.11)	(2.37)	0.06	(0.15)
Total from investment operations	1.50	0.26	(2.07)	0.38	(0.12)
Less distributions:
From net investment income	(0.49)	(0.41)	(0.31)	(0.33)	(0.03)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.03)	—	—	—
Total distributions	(0.49)	(0.44)	(0.31)	(0.33)	(0.03)
Net asset value at end of period	$8.35	$7.34	$7.52	$9.90	$9.85
Total return[2]	20.72%	3.31%	(21.27)%	3.85%	(1.19)%
Portfolio turnover rate[3]	29%	109%	53%	44%	3%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.03%	1.74%	1.56%	1.77%	4.88%
Expenses after reimbursements	0.92%	0.96%	0.97%	0.97%	0.97%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	4.91%	4.02%	2.87%	2.42%	(1.27)%
Net investment income after reimbursements	6.02%	4.80%	3.46%	3.22%	2.64%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Class C
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$7.34	$7.52	$9.90	$9.85	$10.00
Income (loss) from investment operations:
Net investment income	0.44	0.32	0.24	0.25	0.02
Net realized and unrealized gain (loss)	1.00	(0.11)	(2.38)	0.05	(0.15)
Total from investment operations	1.44	0.21	(2.14)	0.30	(0.13)
Less distributions:
From net investment income	(0.43)	(0.36)	(0.24)	(0.25)	(0.02)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.03)	—	—	—
Total distributions	(0.43)	(0.39)	(0.24)	(0.25)	(0.02)
Net asset value at end of period	$8.35	$7.34	$7.52	$9.90	$9.85
Total return[2]	19.82%	2.59%	(21.84)%	3.08%	(1.26)%
Portfolio turnover rate[3]	29%	109%	53%	44%	3%
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.59%	2.17%	2.12%	2.49%	5.62%
Expenses after reimbursements	1.67%	1.71%	1.72%	1.72%	1.72%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	4.36%	3.67%	2.34%	1.70%	(2.02)%
Net investment income after reimbursements	5.28%	4.13%	2.74%	2.47%	1.88%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Institutional Class
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Period Ended October 31, 2020[1]
Net asset value at beginning of period	$7.35	$7.53	$9.90	$9.85	$10.00
Income (loss) from investment operations:
Net investment income	0.51	0.38	0.32	0.35	0.03
Net realized and unrealized gain (loss)	1.01	(0.11)	(2.37)	0.05	(0.15)
Total from investment operations	1.52	0.27	(2.05)	0.40	(0.12)
Less distributions:
From net investment income	(0.50)	(0.42)	(0.32)	(0.35)	(0.03)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.03)	—	—	—
Total distributions	(0.50)	(0.45)	(0.32)	(0.35)	(0.03)
Net asset value at end of period	$8.37	$7.35	$7.53	$9.90	$9.85
Total return[2]	20.93%	3.41%	(21.02)%	4.03%	(1.16)%
Portfolio turnover rate[3]	29%	109%	53%	44%	3%
Net assets, end of period (in thousands)	$19,414	$16,347	$16,042	$20,442	$19,757
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.59%[5]	1.31%	1.19%	1.48%	4.43%
Expenses after reimbursements	0.68%[5]	0.71%	0.72%	0.72%	0.72%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	5.20%[5]	4.34%	3.21%	2.66%	(0.92)%
Net investment income after reimbursements	6.11%[5]	4.94%	3.68%	3.42%	2.79%

[1]	Class A, Class C and the Institutional Class commenced investment operations on September 17, 2020.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $2,091 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2024. Expense ratios would have been lower by 0.01% and Net Investment Income ratios would have been higher by 0.01% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
Class A
Period Ended October 31, 2024[1]
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.09)
Total from investment operations	(0.06)
Less distributions:
From net investment income	(0.03)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.03)
Net asset value at end of period	$9.91
Total return[2]	(0.60)%
Portfolio turnover rate[3]	22%
Net assets, end of period (in thousands)	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	4.60%
Expenses after reimbursements	1.27%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.49)%
Net investment income after reimbursements	0.84%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
Class C
Period Ended October 31, 2024[1]
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.02
Net realized and unrealized loss	(0.11)
Total from investment operations	(0.09)
Less distributions:
From net investment income	(0.02)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.02)
Net asset value at end of period	$9.89
Total return[2]	(0.87)%
Portfolio turnover rate[3]	22%
Net assets, end of period (in thousands)	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	5.23%
Expenses after reimbursements	2.02%
Net investment loss to average net assets:
Net investment loss before reimbursements	(3.56)%
Net investment loss after reimbursements	(0.35)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
Institutional Class
Period Ended October 31, 2024[1]
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.08)
Total from investment operations	(0.05)
Less distributions:
From net investment income	(0.03)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.03)
Net asset value at end of period	$9.92
Total return[2]	(0.47)%
Portfolio turnover rate[3]	22%
Net assets, end of period (in thousands)	$7,439
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	4.37%
Expenses after reimbursements	1.02%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.51)%
Net investment income after reimbursements	0.84%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 11, 2024.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $1,376,044)
Angola (Rep of), 8.250%, 05/09/2028		315,000	$299,930	0.32
Angola (Rep of), 8.000%, 11/26/2029		200,000	182,875	0.20
Angola (Rep of), 9.375%, 05/08/2048		474,000	403,938	0.43
Angola (Rep of), 9.125%, 11/26/2049		608,000	507,437	0.54
			1,394,180	1.49
Argentina (Cost $1,002,889)
Argentina (Rep of), 1.000%, 07/09/2029		288,468	206,255	0.22
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		1,234,017	827,408	0.89
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		634,920	350,793	0.37
Argentina (Rep of), 5.000%, 01/09/2038		365,409	217,967	0.23
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		327,450	167,818	0.18
			1,770,241	1.89
Azerbaijan (Cost $624,339)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		396,000	403,797	0.43
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		200,000	208,300	0.22
			612,097	0.65
Bahrain (Cost $512,156)
Bahrain (Rep of), 7.500%, 09/20/2047		324,000	321,670	0.34
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	214,304	0.23
			535,974	0.57
Benin (Cost $193,691)
Benin (Rep of), 7.960%, 02/13/2038		200,000	195,500	0.21
			195,500	0.21
Brazil (Cost $9,034,468)
Brazil (Rep of), 4.250%, 01/07/2025		200,000	199,172	0.21
Brazil (Rep of), 2.875%, 06/06/2025		400,000	393,756	0.42
Brazil (Rep of), 6.000%, 04/07/2026		250,000	252,863	0.27
Brazil (Rep of), 4.625%, 01/13/2028		240,000	237,698	0.26
Brazil (Rep of), 6.125%, 03/15/2034		200,000	198,102	0.21
Brazil (Rep of), 5.000%, 01/27/2045		277,000	219,595	0.24
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[3]	BRL	17,894,000	2,242,159	2.40
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2028[3]	BRL	6,400,000	753,105	0.81
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[3]	BRL	8,949,000	825,247	0.88
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	10,510,000	1,724,520	1.85
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		491,292	413,791	0.44
Oi S.A., 10.000%, 06/30/2027[4,5]		646,760	580,467	0.62
Oi S.A., 8.500%, 12/31/2028[4,5]		3,165,413	292,801	0.31
			8,333,276	8.92
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Chile (Cost $2,843,634)
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[4]	CLP	390,000,000	$412,270	0.44
Chile (Rep of), 4.950%, 01/05/2036		610,637	597,850	0.64
Chile (Rep of), 3.100%, 05/07/2041		360,000	267,527	0.29
Chile (Rep of), 3.100%, 01/22/2061		354,000	220,188	0.24
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		243,000	228,272	0.24
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		368,000	295,550	0.32
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		264,000	207,570	0.22
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		283,000	237,296	0.25
			2,466,523	2.64
China (Cost $27,775,658)
Central China Real Estate Ltd., 7.650%, 08/27/2023[6,7]		1,900,000	49,780	0.05
Central China Real Estate Ltd., 7.900%, 11/07/2023[6,7]		1,910,000	50,042	0.05
Central China Real Estate Ltd., 7.250%, 08/13/2024[6,7]		3,666,000	119,145	0.13
Central China Real Estate Ltd., 7.650%, 08/27/2025[6]		1,667,000	54,177	0.06
China (Rep of), 2.270%, 05/25/2034	CNY	6,760,000	960,875	1.03
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[6,7]		1,800,000	99,000	0.11
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[6,7]		1,180,000	64,900	0.07
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[6]		1,330,000	73,150	0.08
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[6]		727,000	39,985	0.04
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		4,515,000	112,875	0.12
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[6,7]		5,635,000	140,875	0.15
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		1,189,000	29,725	0.03
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		2,175,000	54,375	0.06
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[6,7]		3,500,000	166,250	0.18
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		2,500,000	118,750	0.13
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6,7]		150,000	13,125	0.01
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	257,999	0.28
Sunac China Holdings Ltd., 6.000%, 09/30/2025[5]		242,011	41,747	0.04
Sunac China Holdings Ltd., 6.250%, 09/30/2026[5]		242,599	39,582	0.04
Sunac China Holdings Ltd., 6.500%, 09/30/2027[5]		243,156	37,081	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[5]		390,696	56,651	0.06
Sunac China Holdings Ltd., 15.000%, 09/30/2028		1,053,000	322,744	0.35
Sunac China Holdings Ltd., 7.000%, 09/30/2029[5]		175,771	24,724	0.03
Sunac China Holdings Ltd., 7.250%, 09/30/2030[5]		340,689	45,993	0.05
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[6,7]		1,595,000	119,625	0.13
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[6,7]		3,962,000	297,150	0.32
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[6]		1,330,000	99,750	0.11
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[6]		320,000	24,000	0.03
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[6,7]		1,110,000	2,775	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[6,7]		1,532,000	3,830	—
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		400,000	1,000	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[6,7]		3,158,000	7,895	0.01
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[6,7]		387,000	$3,870	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6,7]		3,591,000	35,910	0.04
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[6,7]		4,406,000	11,015	0.01
Zhenro Properties Group Ltd., 14.724%, 12/01/2024[6]		1,360,000	13,600	0.01
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[6]		8,407,000	21,018	0.02
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[6]		2,065,000	5,163	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[6]		5,713,000	14,283	0.01
			3,634,434	3.89
Colombia (Cost $1,881,039)
Colombia (Rep of), 3.875%, 04/25/2027		291,000	278,341	0.30
Colombia (Rep of), 7.375%, 09/18/2037		157,000	150,171	0.16
Colombia (Rep of), 5.625%, 02/26/2044		250,000	187,875	0.20
Colombia (Rep of), 5.000%, 06/15/2045		344,000	235,640	0.25
Colombian TES, 6.000%, 04/28/2028	COP	2,578,800,000	517,501	0.55
Colombian TES, 7.750%, 09/18/2030	COP	449,400,000	90,468	0.10
Colombian TES, 7.000%, 03/26/2031	COP	914,100,000	174,056	0.19
			1,634,052	1.75
Costa Rica (Cost $567,082)
Costa Rica (Rep of), 6.125%, 02/19/2031		201,000	204,216	0.22
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	180,300	0.19
Costa Rica (Rep of), 7.300%, 11/13/2054		200,000	211,400	0.23
			595,916	0.64
Czech Republic (Cost $3,178,267)
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,640,000	60,364	0.06
Czech (Rep of), 5.000%, 09/30/2030	CZK	7,900,000	359,756	0.39
Czech (Rep of), 1.750%, 06/23/2032	CZK	4,310,000	158,005	0.17
Czech (Rep of), 2.000%, 10/13/2033	CZK	2,410,000	87,201	0.09
Czech (Rep of), 4.900%, 04/14/2034	CZK	3,000,000	136,315	0.15
Czech (Rep of), 4.200%, 12/04/2036	CZK	3,130,000	134,797	0.14
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,8]	EUR	669,526	—	—
			936,438	1.00
Dominican Republic (Cost $2,245,761)
Dominican (Rep of), 6.875%, 01/29/2026		228,000	230,508	0.25
Dominican (Rep of), 6.000%, 07/19/2028		198,000	198,939	0.21
Dominican (Rep of), 4.875%, 09/23/2032		790,000	719,690	0.77
Dominican (Rep of), 5.300%, 01/21/2041		294,000	257,435	0.28
Dominican (Rep of), 6.850%, 01/27/2045		111,000	112,609	0.12
Dominican (Rep of), 6.500%, 02/15/2048		222,000	217,074	0.23
Dominican (Rep of), 6.400%, 06/05/2049		156,000	151,028	0.16
Dominican (Rep of), 5.875%, 01/30/2060		450,000	395,550	0.42
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	3,350,000	56,569	0.06
			2,339,402	2.50
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Ecuador (Cost $186,816)
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[2]		417,684	$210,671	0.23
			210,671	0.23
Egypt (Cost $1,819,689)
Egypt (Rep of), 25.318%, 08/13/2027	EGP	11,277,000	234,297	0.25
Egypt (Rep of), 6.588%, 02/21/2028		391,000	370,191	0.40
Egypt (Rep of), 7.625%, 05/29/2032		239,000	209,125	0.22
Egypt (Rep of), 8.500%, 01/31/2047		399,000	315,461	0.34
Egypt (Rep of), 7.903%, 02/21/2048		563,000	421,546	0.45
Egypt (Rep of), 8.700%, 03/01/2049		279,000	223,200	0.24
Egypt (Rep of), 8.875%, 05/29/2050		207,000	167,929	0.18
			1,941,749	2.08
El Salvador (Cost $183,552)
El Salvador (Rep of), 7.650%, 06/15/2035		103,000	89,610	0.10
El Salvador (Rep of), 7.125%, 01/20/2050		150,000	114,450	0.12
			204,060	0.22
Gabon (Cost $174,721)
Gabon (Rep of), 6.625%, 02/06/2031		217,000	173,125	0.19
			173,125	0.19
Ghana (Cost $1,135,175)
Ghana (Rep of), 0.000%, 07/03/2026[3,4]		65,376	60,735	0.07
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2,4]		494,406	424,571	0.45
Ghana (Rep of), 0.000%, 01/03/2030[3,4]		110,888	83,998	0.09
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2,4]		710,964	493,231	0.53
			1,062,535	1.14
Guatemala (Cost $487,257)
Guatemala (Rep of), 5.375%, 04/24/2032		200,000	192,600	0.21
Guatemala (Rep of), 6.125%, 06/01/2050		251,000	229,587	0.24
			422,187	0.45
Hungary (Cost $1,770,514)
Hungary (Rep of), 6.750%, 10/22/2028	HUF	93,410,000	249,335	0.27
Hungary (Rep of), 2.125%, 09/22/2031		522,000	418,253	0.45
Hungary (Rep of), 7.000%, 10/24/2035	HUF	68,160,000	182,063	0.19
Hungary (Rep of), 3.000%, 10/27/2038	HUF	71,560,000	124,370	0.13
Hungary (Rep of), 3.125%, 09/21/2051		394,000	242,487	0.26
Hungary (Rep of), 6.750%, 09/25/2052		200,000	212,875	0.23
MFB Magyar Fejlesztesi Bank Zrt, 6.500%, 06/29/2028		200,000	205,500	0.22
			1,634,883	1.75
India (Cost $1,526,460)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	278,035	0.30
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
India (continued)
India (Rep of), 7.540%, 05/23/2036	INR	38,740,000	$484,215	0.52
India (Rep of), 7.180%, 07/24/2037	INR	41,440,000	505,099	0.54
India (Rep of), 7.300%, 06/19/2053	INR	22,590,000	279,425	0.30
			1,546,774	1.66
Indonesia (Cost $5,983,028)
Indonesia (Rep of), 4.550%, 01/11/2028		229,000	228,356	0.24
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	1,603,000,000	102,791	0.11
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	5,799,000,000	391,465	0.42
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,394,000,000	218,842	0.23
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,132,000,000	71,084	0.08
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	2,344,000,000	156,441	0.17
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	5,329,000,000	334,903	0.36
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	3,005,000,000	210,251	0.22
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	4,016,000,000	267,335	0.29
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	2,210,000,000	155,242	0.17
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	113,031	0.12
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	211,278	0.23
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	576,000,000	38,263	0.04
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	5,515,000,000	354,705	0.38
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	1,774,000,000	127,271	0.14
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	227,644	0.24
Indonesia (Rep of), 5.250%, 01/08/2047		346,000	342,540	0.37
Indonesia (Rep of), 4.750%, 07/18/2047		235,000	220,827	0.24
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	169,375	0.18
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		255,000	254,815	0.27
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	331,711	0.35
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		261,000	261,326	0.28
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		200,000	196,936	0.21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		233,000	209,847	0.22
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	200,750	0.21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	288,100	0.31
			5,685,129	6.08
Ivory Coast (Cost $1,466,727)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	104,000	98,738	0.11
Ivory Coast (Rep of), 7.625%, 01/30/2033		387,000	383,714	0.41
Ivory Coast (Rep of), 8.250%, 01/30/2037		310,000	308,546	0.33
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	252,000	236,337	0.25
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	540,000	473,029	0.51
			1,500,364	1.61
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Jamaica (Cost $230,021)
Jamaica (Rep of), 7.875%, 07/28/2045		201,000	$238,688	0.26
			238,688	0.26
Kazakhstan (Cost $950,809)
Kazakhstan (Rep of), 4.714%, 04/09/2035[4]		535,000	518,148	0.55
Kazakhstan (Rep of), 6.500%, 07/21/2045		290,000	324,528	0.35
			842,676	0.90
Kenya (Cost $154,551)
Kenya (Rep of), 8.250%, 02/28/2048		200,000	167,188	0.18
			167,188	0.18
Malaysia (Cost $5,723,843)
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	8,262,000	1,897,072	2.03
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	4,396,000	1,000,720	1.07
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	3,407,000	805,737	0.86
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	1,351,000	301,718	0.32
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	529,000	119,673	0.13
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	669,000	156,586	0.17
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	50,287	0.05
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	39,366	0.04
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	460,000	102,334	0.11
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	119,000	27,740	0.03
Petronas Capital Ltd., 2.480%, 01/28/2032		404,000	342,188	0.37
Petronas Capital Ltd., 4.550%, 04/21/2050		970,000	858,625	0.92
Petronas Capital Ltd., 3.404%, 04/28/2061		379,000	261,521	0.28
			5,963,567	6.38
Mexico (Cost $5,260,030)
Comision Federal de Electricidad, 3.875%, 07/26/2033		292,000	240,170	0.26
Comision Federal de Electricidad, 6.450%, 01/24/2035[4]		200,000	193,000	0.21
Mexican Bonos, 8.500%, 05/31/2029	MXN	21,260,000	1,007,479	1.08
Mexican Bonos, 7.750%, 05/29/2031	MXN	3,960,000	177,302	0.19
Mexico (Rep of), 5.400%, 02/09/2028		212,000	212,861	0.23
Mexico (Rep of), 2.659%, 05/24/2031		200,000	166,188	0.18
Mexico (Rep of), 4.750%, 03/08/2044		88,000	69,872	0.07
Mexico (Rep of), 5.550%, 01/21/2045		151,000	136,561	0.15
Mexico (Rep of), 6.338%, 05/04/2053		274,000	254,820	0.27
Mexico (Rep of), 3.771%, 05/24/2061		496,000	297,848	0.32
Mexico (Rep of), 3.750%, 04/19/2071		498,000	289,089	0.31
Mexico (Rep of), 5.750%, 10/12/2110		168,000	134,400	0.14
Petroleos Mexicanos, 6.750%, 09/21/2047		645,000	460,175	0.49
Petroleos Mexicanos, 6.350%, 02/12/2048		174,000	118,842	0.13
Petroleos Mexicanos, 7.690%, 01/23/2050		809,000	628,512	0.67
Petroleos Mexicanos, 6.950%, 01/28/2060		857,000	610,612	0.65
			4,997,731	5.35
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Mongolia (Cost $208,396)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	$227,766	0.24
			227,766	0.24
Morocco (Cost $574,160)
Morocco (Rep of), 6.500%, 09/08/2033		450,000	472,500	0.50
Morocco (Rep of), 4.000%, 12/15/2050		200,000	138,313	0.15
			610,813	0.65
Nigeria (Cost $1,577,416)
Nigeria (Rep of), 6.500%, 11/28/2027		287,000	270,677	0.29
Nigeria (Rep of), 7.375%, 09/28/2033		319,000	269,255	0.29
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	162,188	0.17
Nigeria (Rep of), 7.625%, 11/28/2047		543,000	413,022	0.44
Nigeria OMO Bill, 0.000%, 10/07/2025[3]	NGN	620,535,000	289,989	0.31
Nigeria Treasury Bill, 19.452%, 03/06/2025[9]	NGN	187,601,000	101,953	0.11
Nigeria Treasury Bill, 19.884%, 03/27/2025[9]	NGN	210,082,000	114,013	0.12
			1,621,097	1.73
Oman (Cost $1,605,826)
Oman (Rep of), 4.750%, 06/15/2026		254,000	251,064	0.27
Oman (Rep of), 6.750%, 10/28/2027		267,000	277,513	0.30
Oman (Rep of), 6.000%, 08/01/2029		380,000	388,067	0.41
Oman (Rep of), 6.500%, 03/08/2047		200,000	201,250	0.22
Oman (Rep of), 6.750%, 01/17/2048		215,000	221,719	0.24
Oman (Rep of), 7.000%, 01/25/2051		302,000	321,819	0.34
			1,661,432	1.78
Pakistan (Cost $231,289)
Pakistan (Rep of), 6.875%, 12/05/2027		273,000	246,894	0.26
Pakistan (Rep of), 8.875%, 04/08/2051		200,000	159,000	0.17
			405,894	0.43
Panama (Cost $780,068)
Panama (Rep of), 9.375%, 04/01/2029		194,000	219,402	0.24
Panama (Rep of), 6.700%, 01/26/2036		213,000	208,740	0.22
Panama (Rep of), 4.300%, 04/29/2053		357,000	226,695	0.24
			654,837	0.70
Paraguay (Cost $710,101)
Paraguay (Rep of), 7.900%, 02/09/2031	PYG	1,542,000,000	198,189	0.21
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	331,632	0.36
Paraguay (Rep of), 5.400%, 03/30/2050		200,000	177,063	0.19
			706,884	0.76
Peru (Cost $2,324,686)
Peru (Rep of), 8.750%, 11/21/2033		362,000	442,658	0.47
Peru (Rep of), 5.375%, 02/08/2035		759,000	746,476	0.80
Peru (Rep of), 7.600%, 08/12/2039[4]	PEN	336,000	91,413	0.10
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Peru (Rep of), 3.300%, 03/11/2041		154,000	$115,308	0.12
Peru (Rep of), 5.625%, 11/18/2050		156,000	152,393	0.16
Peru (Rep of), 2.780%, 12/01/2060		264,000	147,510	0.16
Peru (Rep of), 3.230%, 07/28/2121		117,000	65,483	0.07
Petroleos del Peru S.A., 5.625%, 06/19/2047		600,000	390,000	0.42
			2,151,241	2.30
Philippines (Cost $1,635,870)
Philippines (Rep of), 10.625%, 03/16/2025		126,000	128,709	0.14
Philippines (Rep of), 9.500%, 02/02/2030		194,000	235,710	0.25
Philippines (Rep of), 7.750%, 01/14/2031		209,000	241,917	0.26
Philippines (Rep of), 6.375%, 10/23/2034		202,000	223,021	0.24
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	203,089	0.22
Philippines (Rep of), 3.950%, 01/20/2040		553,000	478,518	0.51
			1,510,964	1.62
Poland (Cost $4,200,735)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		200,000	198,692	0.21
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034[4]		200,000	202,166	0.22
Bank Gospodarstwa Krajowego, 6.250%, 07/09/2054[4]		200,000	203,540	0.22
Poland (Rep of), 2.500%, 07/25/2026	PLN	470,000	112,580	0.12
Poland (Rep of), 0.250%, 10/25/2026	PLN	471,000	107,335	0.12
Poland (Rep of), 3.750%, 05/25/2027	PLN	2,604,000	629,608	0.67
Poland (Rep of), 2.500%, 07/25/2027	PLN	491,000	114,648	0.12
Poland (Rep of), 5.500%, 11/16/2027		226,000	232,733	0.25
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,447,000	332,437	0.36
Poland (Rep of), 7.500%, 07/25/2028	PLN	1,020,000	272,322	0.29
Poland (Rep of), 1.250%, 10/25/2030	PLN	946,000	184,525	0.20
Poland (Rep of), 4.875%, 10/04/2033		88,000	86,676	0.09
Poland (Rep of), 6.000%, 10/25/2033	PLN	3,672,000	923,403	0.99
Poland (Rep of), 5.125%, 09/18/2034		200,000	197,656	0.21
Poland (Rep of), 5.000%, 10/25/2034	PLN	732,000	169,904	0.18
Poland (Rep of), 5.500%, 04/04/2053		88,000	85,163	0.09
Poland (Rep of), 5.500%, 03/18/2054		253,000	244,198	0.26
			4,297,586	4.60
Qatar (Cost $1,319,733)
Qatar (Rep of), 3.250%, 06/02/2026		272,000	266,645	0.28
Qatar (Rep of), 4.817%, 03/14/2049		571,000	538,881	0.58
QatarEnergy, 3.125%, 07/12/2041		650,000	492,375	0.53
			1,297,901	1.39
Romania (Cost $2,499,552)
Romania (Rep of), 3.000%, 02/27/2027		88,000	83,600	0.09
Romania (Rep of), 5.800%, 07/26/2027	RON	2,400,000	518,197	0.55
Romania (Rep of), 4.150%, 01/26/2028	RON	1,500,000	307,245	0.33
Romania (Rep of), 6.625%, 02/17/2028		190,000	195,937	0.21
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 5.875%, 01/30/2029		242,000	$243,286	0.26
Romania (Rep of), 3.000%, 02/14/2031		72,000	60,885	0.06
Romania (Rep of), 7.350%, 04/28/2031	RON	1,320,000	294,699	0.32
Romania (Rep of), 3.625%, 03/27/2032		356,000	305,381	0.33
Romania (Rep of), 7.125%, 01/17/2033		88,000	93,143	0.10
Romania (Rep of), 5.750%, 03/24/2035[4]		94,000	88,426	0.09
Romania (Rep of), 6.125%, 01/22/2044		66,000	62,081	0.07
Romania (Rep of), 4.000%, 02/14/2051		186,000	125,201	0.13
			2,378,081	2.54
Saudi Arabia (Cost $1,480,493)
Gaci First Investment Co., 5.250%, 10/13/2032		358,000	358,671	0.38
Saudi (Rep of), 4.750%, 01/18/2028		348,000	349,849	0.38
Saudi (Rep of), 4.625%, 10/04/2047		249,000	212,039	0.23
Saudi (Rep of), 3.750%, 01/21/2055		226,000	158,694	0.17
Saudi (Rep of), 4.500%, 04/22/2060		297,000	236,672	0.25
			1,315,925	1.41
South Africa (Cost $3,929,979)
South Africa (Rep of), 4.300%, 10/12/2028		580,000	548,100	0.59
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	21,246,025	1,141,534	1.22
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	8,115,222	420,718	0.45
South Africa (Rep of), 5.875%, 04/20/2032		215,000	205,325	0.22
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	14,917,157	757,376	0.81
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	6,323,732	300,213	0.32
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,488,840	70,834	0.08
South Africa (Rep of), 5.650%, 09/27/2047		346,000	270,312	0.29
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	6,335,611	285,561	0.30
South Africa (Rep of), 5.750%, 09/30/2049		202,000	157,307	0.17
			4,157,280	4.45
Supranational (Cost $716,474)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	11,600,000	137,349	0.15
Inter-American Development Bank, 7.350%, 10/06/2030	INR	18,000,000	216,159	0.23
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	30,000,000	355,835	0.38
			709,343	0.76
Thailand (Cost $1,361,109)
Thailand (Rep of), 2.350%, 06/17/2026	THB	19,006,000	564,140	0.60
Thailand (Rep of), 2.650%, 06/17/2028	THB	5,219,000	157,034	0.17
Thailand (Rep of), 3.390%, 06/17/2037	THB	9,346,000	300,293	0.32
Thailand (Rep of), 3.300%, 06/17/2038	THB	7,654,000	243,076	0.26
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,744,000	50,191	0.06
Thailand (Rep of), 3.600%, 06/17/2067	THB	1,802,000	56,284	0.06
			1,371,018	1.47
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Turkey (Cost $2,885,147)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	6,971,650	$196,647	0.21
Turkey (Rep of), 5.250%, 03/13/2030		356,000	334,729	0.36
Turkey (Rep of), 7.125%, 07/17/2032		242,000	242,378	0.26
Turkey (Rep of), 26.200%, 10/05/2033	TRY	22,698,679	613,134	0.66
Turkey (Rep of), 6.500%, 01/03/2035		265,000	251,087	0.27
Turkey (Rep of), 4.875%, 04/16/2043		536,000	384,915	0.41
Turkey (Rep of), 5.750%, 05/11/2047		520,000	401,700	0.43
Turkiye Ihracat Kredi Bankasi A.S., 9.000%, 01/28/2027		386,000	407,230	0.43
			2,831,820	3.03
Ukraine (Cost $507,124)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2,4]		17,110	8,187	0.01
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2034[2,4]		602,612	282,324	0.30
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2,4]		63,943	23,435	0.03
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2035[2,4]		278,322	127,332	0.14
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2,4]		54,036	26,207	0.03
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2036[2,4]		90,320	40,644	0.04
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2,4]		45,030	21,727	0.02
			529,856	0.57
United Arab Emirates (Cost $1,003,403)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		369,000	256,916	0.27
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	208,122	0.22
DP World Crescent Ltd., 5.500%, 09/13/2033		304,000	309,225	0.33
DP World Ltd., 5.625%, 09/25/2048		230,000	220,133	0.24
			994,396	1.06
United States (Cost $1,426,761)
U.S. Treasury Bill, 4.392%, 01/21/2025[9]		1,441,300	1,426,853	1.53
			1,426,853	1.53
Uruguay (Cost $2,178,388)
Uruguay (Rep of), 7.875%, 01/15/2033[5]		230,639	273,884	0.29
Uruguay (Rep of), 5.750%, 10/28/2034		238,873	251,638	0.27
Uruguay (Rep of), 7.625%, 03/21/2036		173,965	209,247	0.22
Uruguay (Rep of), 4.125%, 11/20/2045		152,021	132,638	0.14
Uruguay (Rep of), 5.100%, 06/18/2050		154,178	146,315	0.16
Uruguay (Rep of), 4.975%, 04/20/2055		322,339	297,035	0.32
Uruguay (Rep of), 5.250%, 09/10/2060		246,973	233,390	0.25
Uruguay Monetary Regulation Bill, 0.000%, 04/25/2025[3]	UYU	1,410,000	32,661	0.03
Uruguay Monetary Regulation Bill, 0.000%, 05/02/2025[3]	UYU	5,533,000	127,917	0.14
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay Monetary Regulation Bill, 0.000%, 07/25/2025[3]	UYU	3,737,000	$84,571	0.09
Uruguay Monetary Regulation Bill, 0.000%, 08/22/2025[3]	UYU	1,419,000	31,958	0.03
Uruguay Monetary Regulation Bill, 0.000%, 10/01/2025[3]	UYU	7,384,000	164,766	0.18
Uruguay Monetary Regulation Bill, 0.000%, 10/31/2025[3]	UYU	3,783,000	83,829	0.09
			2,069,849	2.21
Uzbekistan (Cost $200,000)
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028[4]		200,000	200,400	0.21
			200,400	0.21
Venezuela (Cost $8,965,582)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,533,000	6,760,867	7.23
Venezuela (Rep of), 11.750%, 10/21/2026[6]		3,321,000	514,755	0.55
Venezuela (Rep of), 9.250%, 09/15/2027[6]		5,867,000	894,718	0.96
Venezuela (Rep of), 11.950%, 08/05/2031[6]		3,807,100	590,101	0.63
			8,760,441	9.37
Vietnam (Cost $353,853)
Vietnam (Rep of), 4.800%, 11/19/2024		354,000	353,044	0.38
			353,044	0.38
Zambia (Cost $240,301)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		170,446	149,149	0.16
Zambia (Rep of), 0.500%, 12/31/2053		160,015	85,808	0.09
			234,957	0.25
Total Debt Securities (Cost $121,204,667)			93,519,038	100.07

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $56,269)
Sunac Services Holdings Ltd.[4]	HKD	206,826	$51,323	0.06
			51,323	0.06
Total Equity Securities (Cost $56,269)			51,323	0.06
Total Investments (Total Cost $121,260,936)			93,570,361	100.13
Liabilities Less Other Assets (See Statements of Assets and Liabilities for further detail)			(120,483)	(0.13)
Net Assets			$93,449,878	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of October 31, 2024 is disclosed.
[3]	Zero coupon bond.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $4,426,345 or 4.74% of net assets.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At October 31, 2024, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/04/2024	Deutsche Bank	United States Dollar	360,000	Brazilian Real	1,995,984	$14,895
11/04/2024	JPMorgan Chase	United States Dollar	765,406	Brazilian Real	4,199,589	39,298
11/04/2024	Merrill Lynch	United States Dollar	535,000	Brazilian Real	3,061,270	5,707
11/12/2024	HSBC Bank	Indian Rupee	21,035,796	United States Dollar	249,956	108
11/12/2024	BNP Paribas	Indonesian Rupiah	8,116,885,047	United States Dollar	496,616	20,178
11/12/2024	HSBC Bank	Indonesian Rupiah	1,764,000,000	United States Dollar	110,734	1,578
11/12/2024	JPMorgan Chase	Indonesian Rupiah	2,453,000,000	United States Dollar	153,399	2,781
11/12/2024	Morgan Stanley	Indonesian Rupiah	2,941,000,000	United States Dollar	184,020	3,231
11/12/2024	JPMorgan Chase	United States Dollar	104,086	Indian Rupee	8,748,449	89
11/12/2024	Barclays	United States Dollar	48,441	Indonesian Rupiah	749,966,193	691
11/12/2024	Merrill Lynch	United States Dollar	48,802	Indonesian Rupiah	755,692,664	688
11/13/2024	BNP Paribas	United States Dollar	959,033	Euro	876,626	4,978
11/29/2024	Deutsche Bank	Thai Baht	31,582,663	United States Dollar	928,060	9,607
11/29/2024	HSBC Bank	Thai Baht	6,661,471	United States Dollar	197,231	544
11/29/2024	Merrill Lynch	Thai Baht	24,922,137	United States Dollar	732,035	7,886
11/29/2024	Northern Trust	United States Dollar	440,071	Chinese Offshore Yuan	3,099,822	3,959
11/29/2024	BNP Paribas	United States Dollar	494,000	Korean Won	664,057,030	10,666
11/29/2024	Morgan Stanley	United States Dollar	99,000	Malaysian Ringgit	431,402	335
11/29/2024	Deutsche Bank	United States Dollar	494,000	Philippine Peso	28,006,342	13,509
11/29/2024	Deutsche Bank	United States Dollar	97,000	Thai Baht	3,213,969	1,579
12/03/2024	HSBC Bank	United States Dollar	1,379,176	Brazilian Real	7,916,843	15,118
12/11/2024	Barclays	Turkish Lira	11,018,091	United States Dollar	294,000	14,099
12/12/2024	HSBC Bank	Egyptian Pound	5,562,844	United States Dollar	108,227	3,103
01/09/2025	HSBC Bank	Egyptian Pound	5,782,638	United States Dollar	110,773	3,251
01/31/2025	HSBC Bank	Czech Koruna	501,755	United States Dollar	21,462	150
01/31/2025	Merrill Lynch	Czech Koruna	29,634,571	United States Dollar	1,274,646	1,805
01/31/2025	Morgan Stanley	Israeli Shekel	1,096,393	United States Dollar	289,467	4,884
01/31/2025	HSBC Bank	Polish Zloty	269,923	United States Dollar	66,918	288
01/31/2025	Santander	Polish Zloty	764,098	United States Dollar	189,807	441
01/31/2025	Barclays	Romanian Leu	998,937	United States Dollar	217,134	704
01/31/2025	Barclays	Turkish Lira	4,060,459	United States Dollar	106,749	760
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
01/31/2025	HSBC Bank	Turkish Lira	35,835,673	United States Dollar	936,947	$11,876
01/31/2025	Morgan Stanley	United States Dollar	90,885	Colombian Peso	397,848,660	2,078
01/31/2025	JPMorgan Chase	United States Dollar	767,172	South African Rand	13,632,642	203
02/12/2025	Barclays	Indonesian Rupiah	14,399,832,867	United States Dollar	910,633	1,870
03/07/2025	Barclays	Turkish Lira	21,042,010	United States Dollar	460,255	79,120
03/07/2025	Morgan Stanley	Turkish Lira	4,151,014	United States Dollar	98,000	8,404
05/02/2025	Barclays	Turkish Lira	18,566,955	United States Dollar	401,507	49,506
Subtotal Appreciation						339,967
11/04/2024	HSBC Bank	Brazilian Real	7,916,843	United States Dollar	1,383,580	(14,759)
11/04/2024	Santander	Brazilian Real	1,340,000	United States Dollar	242,455	(10,769)
11/12/2024	BNP Paribas	Indian Rupee	168,267,446	United States Dollar	2,002,445	(2,160)
11/12/2024	Barclays	Indonesian Rupiah	630,606,677	United States Dollar	40,505	(355)
11/12/2024	Deutsche Bank	United States Dollar	592,000	Indian Rupee	49,802,000	(23)
11/12/2024	HSBC Bank	United States Dollar	196,174	Indian Rupee	16,511,874	(111)
11/12/2024	JPMorgan Chase	United States Dollar	130,033	Indian Rupee	10,951,437	(152)
11/12/2024	Barclays	United States Dollar	914,565	Indonesian Rupiah	14,399,832,867	(2,258)
11/13/2024	Morgan Stanley	Euro	102,999	United States Dollar	114,465	(2,368)
11/29/2024	HSBC Bank	Chinese Offshore Yuan	26,634,561	United States Dollar	3,795,736	(48,532)
11/29/2024	HSBC Bank	Korean Won	3,255,021,078	United States Dollar	2,450,941	(81,774)
11/29/2024	Morgan Stanley	Korean Won	650,809,300	United States Dollar	493,000	(19,308)
11/29/2024	Deutsche Bank	Philippine Peso	15,040,000	United States Dollar	260,185	(2,151)
11/29/2024	HSBC Bank	Philippine Peso	13,908,000	United States Dollar	246,942	(8,329)
11/29/2024	Merrill Lynch	Philippine Peso	29,127,450	United States Dollar	515,968	(16,243)
11/29/2024	Morgan Stanley	Philippine Peso	12,305,760	United States Dollar	212,902	(1,778)
11/29/2024	Merrill Lynch	Singapore Dollar	2,531,754	United States Dollar	1,924,864	(5,082)
11/29/2024	Morgan Stanley	Taiwan Dollar	54,599,682	United States Dollar	1,729,036	(15,542)
11/29/2024	BNP Paribas	United States Dollar	752,835	Malaysian Ringgit	3,307,574	(3,635)
12/03/2024	Santander	United States Dollar	754,190	Brazilian Real	4,378,600	(235)
12/10/2024	Deutsche Bank	Kazakhstan Tenge	138,570,306	United States Dollar	286,000	(4,558)
12/18/2024	Morgan Stanley	Thai Baht	9,811,074	United States Dollar	294,000	(2,268)
01/16/2025	Deutsche Bank	Kazakhstan Tenge	120,719,000	United States Dollar	244,000	(910)
01/17/2025	Deutsche Bank	Kazakhstan Tenge	109,788,264	United States Dollar	225,005	(3,977)
01/31/2025	Merrill Lynch	Chilean Peso	347,724,991	United States Dollar	367,461	(5,944)
01/31/2025	Merrill Lynch	Colombian Peso	891,236,000	United States Dollar	200,000	(1,061)
01/31/2025	Santander	Colombian Peso	828,874,496	United States Dollar	189,682	(4,664)
01/31/2025	Barclays	Hungarian Forint	11,614,839	United States Dollar	30,910	(116)
01/31/2025	Merrill Lynch	Hungarian Forint	242,684,808	United States Dollar	647,496	(4,070)
01/31/2025	Deutsche Bank	Kazakhstan Tenge	110,028,034	United States Dollar	221,820	(1,023)
01/31/2025	Morgan Stanley	Mexican Peso	53,100,749	United States Dollar	2,631,852	(19,293)
01/31/2025	HSBC Bank	Peruvian Nuevo Sol	2,433,573	United States Dollar	648,261	(3,804)
01/31/2025	Citibank	South African Rand	4,986,478	United States Dollar	281,837	(1,299)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
01/31/2025	HSBC Bank	United States Dollar	181,131	Turkish Lira	6,927,038	$(2,276)
Subtotal Depreciation						(290,827)
Total						$49,140
At October 31, 2024, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
4.905% (Pay Semiannually)	1-Day CLP CLICP (Pay Semiannually)	CLP	682,000,000	10/14/2034	$18,482	$—	$18,482
7-Day CNY CNRR (Pay Quarterly)	2.535% (Pay Quarterly)	CNY	6,860,000	09/16/2025	7,482	—	7,482
1-Day INR MIBOR (Pay Semiannually)	6.452% (Pay Semiannually)	INR	46,293,000	04/12/2029	3,319	—	3,319
28-Day MXN-TIIE-BANXICO (Pay Monthly)	9.035% (Pay Monthly)	MXN	23,100,000	09/12/2029	(22,969)	—	(22,969)
28-Day MXN-TIIE-BANXICO (Pay Monthly)	8.755% (Pay Monthly)	MXN	11,598,000	09/12/2029	(18,037)	—	(18,037)
8.010% (Pay Quarterly)	3M ZAR JIBAR (Pay Quarterly)	ZAR	10,300,000	03/19/2030	(524)	—	(524)
							$(12,247)
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$5,678,597	$—	$5,678,597
Corporate Convertible Bonds	—	322,745	—	322,745
Financial Certificates	—	1,003,349	—	1,003,349
Government Agencies	—	15,412,144	—	15,412,144
Government Bonds	—	68,675,650	—	68,675,650
Short Term Bills and Notes	—	2,426,553	—	2,426,553
Total Debt Securities	—	93,519,038	—	93,519,038
Equity Securities
Common Stock
China	—	51,323	—	51,323
Total Investments	$—	$93,570,361	$—	$93,570,361
Other Financial Instruments
Assets:
Centrally Cleared Interest Rate Swap Contracts†	$—	$29,283	$—	$29,283
Forward Foreign Currency Exchange Contracts	—	339,967	—	339,967
Liabilities:
Centrally Cleared Interest Rate Swap Contracts†	—	(41,530)	—	(41,530)
Forward Foreign Currency Exchange Contracts	—	(290,827)	—	(290,827)
Total Other Financial Instruments	$—	$36,893	$—	$36,893
†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
There were no transfers to or from Level 3 during the period ended October 31, 2024.
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended October 31, 2024.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2024:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$29,283†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	339,967	—
	$339,967	$29,283
Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$(41,530)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(290,827)	—
	$(290,827)	$(41,530)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$543,730	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(290,679)
	$543,730	$(290,679)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,186,481	$—
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(12,586)
	$1,186,481	$(12,586)
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,340,319)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[2]	BRL	3,891,000	$487,551	5.21
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2028[2]	BRL	1,316,000	154,857	1.65
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	3,810,000	351,346	3.76
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	716,000	117,484	1.26
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	390,000	61,547	0.66
			1,172,785	12.54
Chile (Cost $151,375)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	20,542	0.22
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	75,000,000	79,283	0.85
Bonos de la Tesoreria de la Republica en pesos, 6.200%, 10/01/2040[3]	CLP	40,000,000	44,734	0.48
			144,559	1.55
China (Cost $445,911)
China (Rep of), 2.850%, 06/04/2027	CNY	820,000	118,825	1.27
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	64,040	0.68
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	24,994	0.27
China (Rep of), 2.880%, 02/25/2033	CNY	720,000	107,348	1.15
China (Rep of), 2.350%, 02/25/2034	CNY	170,000	24,266	0.26
China (Rep of), 2.270%, 05/25/2034	CNY	280,000	39,799	0.43
China (Rep of), 3.720%, 04/12/2051	CNY	350,000	62,103	0.66
China (Rep of), 3.190%, 04/15/2053	CNY	140,000	23,099	0.25
			464,474	4.97
Colombia (Cost $274,302)
Colombian TES, 6.000%, 04/28/2028	COP	151,600,000	30,422	0.33
Colombian TES, 7.000%, 03/26/2031	COP	296,400,000	56,439	0.60
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	56,528	0.60
Colombian TES, 13.250%, 02/09/2033	COP	202,900,000	51,555	0.55
Colombian TES, 7.250%, 10/18/2034	COP	307,600,000	54,282	0.58
Colombian TES, 9.250%, 05/28/2042	COP	77,900,000	14,623	0.16
			263,849	2.82
Czech Republic (Cost $387,725)
Czech (Rep of), 2.500%, 08/25/2028	CZK	270,000	11,092	0.12
Czech (Rep of), 2.750%, 07/23/2029	CZK	350,000	14,359	0.15
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	22,470	0.24
Czech (Rep of), 0.950%, 05/15/2030	CZK	590,000	21,716	0.23
Czech (Rep of), 1.200%, 03/13/2031	CZK	1,540,000	56,125	0.60
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	61,222	0.65
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,590,000	57,531	0.62
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
Czech (Rep of), 4.900%, 04/14/2034	CZK	2,260,000	$102,690	1.10
Czech (Rep of), 1.950%, 07/30/2037	CZK	750,000	25,072	0.27
Czech (Rep of), 1.500%, 04/24/2040	CZK	250,000	7,397	0.08
			379,674	4.06
Egypt (Cost $46,568)
Egypt (Rep of), 25.318%, 08/13/2027	EGP	2,217,000	46,061	0.49
			46,061	0.49
Hungary (Cost $267,526)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	22,860,000	64,312	0.69
Hungary (Rep of), 3.000%, 10/27/2027	HUF	12,730,000	30,696	0.33
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	26,599	0.28
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,433	0.07
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	31,312	0.34
Hungary (Rep of), 4.750%, 11/24/2032	HUF	10,070,000	23,436	0.25
Hungary (Rep of), 7.000%, 10/24/2035	HUF	19,120,000	51,072	0.55
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	9,802	0.10
			243,662	2.61
India (Cost $285,724)
India (Rep of), 7.540%, 05/23/2036	INR	7,610,000	95,118	1.02
India (Rep of), 7.180%, 07/24/2037	INR	7,410,000	90,318	0.96
India (Rep of), 7.300%, 06/19/2053	INR	8,300,000	102,667	1.10
			288,103	3.08
Indonesia (Cost $1,178,646)
Indonesia (Rep of), 6.500%, 06/15/2025	IDR	1,063,000,000	67,798	0.73
Indonesia (Rep of), 5.125%, 04/15/2027	IDR	625,000,000	38,587	0.41
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	2,169,000,000	139,717	1.49
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	115,859	1.24
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	39,180	0.42
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	15,960	0.17
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	787,000,000	50,745	0.54
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	694,000,000	43,580	0.47
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	81,230	0.87
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,017,000,000	63,405	0.68
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	38,560	0.41
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	586,000,000	37,726	0.40
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	1,398,000,000	87,858	0.94
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	830,000,000	58,073	0.62
Indonesia (Rep of), 6.750%, 07/15/2035	IDR	250,000,000	15,857	0.17
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	44,606	0.48
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	2,309,000,000	148,506	1.59
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	690,000,000	49,502	0.53
			1,136,749	12.16
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Malaysia (Cost $455,835)
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	119,000	$27,269	0.29
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	44,000	10,546	0.11
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	399,000	90,264	0.97
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	226,000	56,113	0.60
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	21,910	0.23
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	72,620	0.78
Malaysia (Rep of), 4.180%, 05/16/2044	MYR	53,000	12,094	0.13
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	11,000	2,766	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	364,000	80,977	0.87
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	127,000	29,953	0.32
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	55,000	12,368	0.13
Malaysia Government Investment Issue, 4.417%, 09/30/2041	MYR	11,000	2,614	0.03
Malaysia Government Investment Issue, 4.291%, 08/14/2043	MYR	59,000	13,661	0.15
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	95,000	25,589	0.27
			458,744	4.91
Mexico (Cost $712,918)
Mexican Bonos, 8.500%, 05/31/2029	MXN	2,550,000	120,841	1.29
Mexican Bonos, 7.750%, 05/29/2031	MXN	7,370,000	329,978	3.53
Mexican Bonos, 7.500%, 05/26/2033	MXN	2,440,000	104,090	1.11
Mexican Bonos, 7.750%, 11/23/2034	MXN	450,000	19,195	0.21
Mexican Udibonos, 2.750%, 11/27/2031	MXN	160,000	56,629	0.61
			630,733	6.75
Nigeria (Cost $110,317)
Nigeria OMO Bill, 0.000%, 10/07/2025[2]	NGN	124,016,000	57,955	0.62
Nigeria Treasury Bill, 19.478%, 03/06/2025[4]	NGN	28,220,000	15,337	0.17
Nigeria Treasury Bill, 19.884%, 03/27/2025[4]	NGN	48,874,000	26,524	0.28
			99,816	1.07
Paraguay (Cost $41,061)
Paraguay (Rep of), 7.900%, 02/09/2031	PYG	294,000,000	37,787	0.40
			37,787	0.40
Peru (Cost $115,829)
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	300,000	82,790	0.89
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	115,000	31,287	0.33
			114,077	1.22
Poland (Cost $428,572)
Poland (Rep of), 3.750%, 05/25/2027	PLN	388,000	93,813	1.00
Poland (Rep of), 2.750%, 10/25/2029	PLN	261,000	57,352	0.62
Poland (Rep of), 1.250%, 10/25/2030	PLN	192,000	37,451	0.40
Poland (Rep of), 1.750%, 04/25/2032	PLN	197,000	37,405	0.40
Poland (Rep of), 6.000%, 10/25/2033	PLN	677,000	170,246	1.82
Poland (Rep of), 5.000%, 10/25/2034	PLN	189,000	43,869	0.47
			440,136	4.71
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Romania (Cost $378,265)
Romania (Rep of), 5.800%, 07/26/2027	RON	170,000	$36,706	0.39
Romania (Rep of), 4.150%, 01/26/2028	RON	260,000	53,256	0.57
Romania (Rep of), 6.300%, 04/25/2029	RON	75,000	16,127	0.17
Romania (Rep of), 4.850%, 07/25/2029	RON	200,000	40,517	0.43
Romania (Rep of), 8.000%, 04/29/2030	RON	445,000	102,418	1.10
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	21,981	0.24
Romania (Rep of), 7.350%, 04/28/2031	RON	390,000	87,070	0.93
Romania (Rep of), 6.700%, 02/25/2032	RON	90,000	19,386	0.21
			377,461	4.04
South Africa (Cost $785,292)
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	1,666,386	82,794	0.88
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	3,709,037	192,288	2.06
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,615,886	132,814	1.42
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	3,419,672	162,346	1.74
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,725,529	82,094	0.88
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,568,807	71,132	0.76
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	2,824,672	127,315	1.36
			850,783	9.10
Supranational (Cost $176,835)
Asian Infrastructure Investment Bank (The), 7.000%, 03/01/2029	INR	2,100,000	24,865	0.26
Inter-American Development Bank, 7.350%, 10/06/2030	INR	8,000,000	96,071	1.03
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	4,500,000	53,375	0.57
			174,311	1.86
Thailand (Cost $441,297)
Thailand (Rep of), 2.650%, 06/17/2028	THB	789,000	23,740	0.25
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,161,000	37,696	0.40
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,814,000	57,555	0.62
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,103,000	56,778	0.61
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	14,348	0.15
Thailand (Rep of), 3.390%, 06/17/2037	THB	5,010,000	160,975	1.72
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,204,000	38,237	0.41
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,047,000	27,563	0.30
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,449,000	41,701	0.45
			458,593	4.91
Turkey (Cost $239,224)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	28,397	0.30
Turkey (Rep of), 26.200%, 10/05/2033	TRY	6,716,134	181,415	1.94
			209,812	2.24
United States (Cost $464,613)
U.S. Treasury Bill, 4.265%, 01/21/2025[4]		469,300	464,596	4.97
			464,596	4.97
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $112,013)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	416,243	$9,469	0.10
Uruguay Monetary Regulation Bill, 0.000%, 04/25/2025[2]	UYU	244,000	5,652	0.06
Uruguay Monetary Regulation Bill, 0.000%, 05/02/2025[2]	UYU	1,133,000	26,194	0.28
Uruguay Monetary Regulation Bill, 0.000%, 07/25/2025[2]	UYU	646,000	14,619	0.16
Uruguay Monetary Regulation Bill, 0.000%, 08/22/2025[2]	UYU	295,000	6,644	0.07
Uruguay Monetary Regulation Bill, 0.000%, 10/01/2025[2]	UYU	1,463,000	32,645	0.35
Uruguay Monetary Regulation Bill, 0.000%, 10/31/2025[2]	UYU	785,000	17,395	0.18
			112,618	1.20
Total Debt Securities (Cost $8,840,167)			8,569,383	91.66
Total Investments in Securities (Cost $8,840,167)			8,569,383	91.66
Total Investments (Total Cost $8,840,167)			8,569,383	91.66
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			779,757	8.34
Net Assets			$9,349,140	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $258,636 or 2.77% of net assets.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At October 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/04/2024	Deutsche Bank	United States Dollar	130,000	Brazilian Real	720,772	$5,379
11/04/2024	JPMorgan Chase	United States Dollar	117,132	Brazilian Real	642,675	6,014
11/04/2024	Merrill Lynch	United States Dollar	75,000	Brazilian Real	429,150	800
11/12/2024	HSBC Bank	Indian Rupee	8,414,287	United States Dollar	99,982	43
11/12/2024	Barclays	Indonesian Rupiah	4,042,729,813	United States Dollar	256,763	634
11/12/2024	HSBC Bank	Indonesian Rupiah	187,000,000	United States Dollar	11,739	167
11/12/2024	JPMorgan Chase	Indonesian Rupiah	261,000,000	United States Dollar	16,322	296
11/12/2024	Morgan Stanley	Indonesian Rupiah	314,000,000	United States Dollar	19,647	345
11/12/2024	Deutsche Bank	United States Dollar	10,000	Indian Rupee	839,400	22
11/12/2024	JPMorgan Chase	United States Dollar	39,032	Indian Rupee	3,280,668	33
11/12/2024	Barclays	United States Dollar	23,988	Indonesian Rupiah	373,924,215	181
11/12/2024	Citibank	United States Dollar	9,446	Indonesian Rupiah	146,013,734	149
11/12/2024	Deutsche Bank	United States Dollar	72,834	Indonesian Rupiah	1,123,009,326	1,333
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/12/2024	HSBC Bank	United States Dollar	48,776	Indonesian Rupiah	751,776,360	$911
11/12/2024	JPMorgan Chase	United States Dollar	2,914	Indonesian Rupiah	44,796,780	62
11/12/2024	Merrill Lynch	United States Dollar	20,000	Indonesian Rupiah	302,540,000	738
11/12/2024	State Street	United States Dollar	10,000	Indonesian Rupiah	153,698,700	214
11/29/2024	Morgan Stanley	Malaysian Ringgit	2,122,982	United States Dollar	482,546	2,998
11/29/2024	Deutsche Bank	Thai Baht	6,373,753	United States Dollar	186,881	2,352
11/29/2024	Merrill Lynch	Thai Baht	6,373,753	United States Dollar	187,216	2,017
11/29/2024	UBS	Thai Baht	96,243	United States Dollar	2,854	3
11/29/2024	BNP Paribas	United States Dollar	99,000	Korean Won	133,079,860	2,138
11/29/2024	HSBC Bank	United States Dollar	281,464	Korean Won	373,804,208	9,391
11/29/2024	BNP Paribas	United States Dollar	30,700	Malaysian Ringgit	133,223	231
11/29/2024	Deutsche Bank	United States Dollar	10,000	Malaysian Ringgit	41,085	603
11/29/2024	Morgan Stanley	United States Dollar	51,000	Malaysian Ringgit	221,187	413
11/29/2024	Deutsche Bank	United States Dollar	101,000	Philippine Peso	5,725,993	2,762
11/29/2024	Barclays	United States Dollar	20,000	Thai Baht	645,532	835
11/29/2024	Deutsche Bank	United States Dollar	29,000	Thai Baht	960,877	472
11/29/2024	Morgan Stanley	United States Dollar	6,000	Thai Baht	201,662	13
12/03/2024	Goldman Sachs	United States Dollar	18,900	Brazilian Real	108,605	188
12/03/2024	HSBC Bank	United States Dollar	158,982	Brazilian Real	912,597	1,743
12/11/2024	Barclays	Turkish Lira	1,686,443	United States Dollar	45,000	2,158
12/12/2024	HSBC Bank	Egyptian Pound	1,244,655	United States Dollar	24,215	694
01/09/2025	HSBC Bank	Egyptian Pound	1,293,832	United States Dollar	24,785	727
01/31/2025	HSBC Bank	Czech Koruna	31,800	United States Dollar	1,360	9
01/31/2025	Merrill Lynch	Czech Koruna	3,073,704	United States Dollar	132,207	187
01/31/2025	HSBC Bank	Polish Zloty	59,648	United States Dollar	14,788	64
01/31/2025	Santander	Polish Zloty	1,008,709	United States Dollar	250,571	582
01/31/2025	Citibank	Romanian Leu	4,773	United States Dollar	1,036	5
01/31/2025	Barclays	Turkish Lira	886,362	United States Dollar	23,302	166
01/31/2025	JPMorgan Chase	United States Dollar	114,525	South African Rand	2,035,110	30
01/31/2025	Morgan Stanley	United States Dollar	15,900	South African Rand	282,536	5
03/07/2025	Barclays	Turkish Lira	3,127,072	United States Dollar	69,682	10,475
03/07/2025	Morgan Stanley	Turkish Lira	1,397,790	United States Dollar	33,000	2,830
05/02/2025	Barclays	Turkish Lira	3,616,878	United States Dollar	78,257	9,601
Subtotal Appreciation						71,013
11/04/2024	HSBC Bank	Brazilian Real	912,597	United States Dollar	159,489	(1,701)
11/04/2024	Santander	Brazilian Real	880,000	United States Dollar	159,224	(7,072)
11/12/2024	Barclays	Indian Rupee	1,177,092	United States Dollar	14,000	(7)
11/12/2024	BNP Paribas	Indian Rupee	6,422,084	United States Dollar	76,425	(82)
11/12/2024	Barclays	Indonesian Rupiah	75,694,917	United States Dollar	4,862	(43)
11/12/2024	HSBC Bank	Indonesian Rupiah	27,524,687	United States Dollar	1,773	(20)
11/12/2024	Morgan Stanley	Indonesian Rupiah	89,868,407	United States Dollar	5,786	(64)
11/12/2024	Deutsche Bank	United States Dollar	99,000	Indian Rupee	8,328,375	(4)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/12/2024	HSBC Bank	United States Dollar	64,616	Indian Rupee	5,438,589	$(35)
11/12/2024	JPMorgan Chase	United States Dollar	65,017	Indian Rupee	5,475,719	(76)
11/12/2024	BNP Paribas	United States Dollar	128,610	Indonesian Rupiah	2,102,058,709	(5,226)
11/29/2024	HSBC Bank	Chinese Offshore Yuan	2,809,424	United States Dollar	400,680	(5,424)
11/29/2024	Morgan Stanley	Korean Won	133,330,100	United States Dollar	101,000	(3,956)
11/29/2024	UBS	Korean Won	373,804,208	United States Dollar	281,691	(9,618)
11/29/2024	Deutsche Bank	Malaysian Ringgit	353,048	United States Dollar	81,751	(1,006)
11/29/2024	Deutsche Bank	Philippine Peso	3,094,000	United States Dollar	53,525	(443)
11/29/2024	HSBC Bank	Philippine Peso	2,839,550	United States Dollar	50,417	(1,700)
11/29/2024	Merrill Lynch	Philippine Peso	3,175,755	United States Dollar	56,256	(1,771)
11/29/2024	Morgan Stanley	Philippine Peso	2,531,145	United States Dollar	43,791	(366)
11/29/2024	BNP Paribas	Thai Baht	485,259	United States Dollar	14,607	(200)
11/29/2024	BNP Paribas	United States Dollar	9,500	Chinese Offshore Yuan	67,661	(19)
12/03/2024	Santander	United States Dollar	155,020	Brazilian Real	900,000	(48)
12/10/2024	Deutsche Bank	Kazakhstan Tenge	28,101,605	United States Dollar	58,000	(924)
12/18/2024	Morgan Stanley	Thai Baht	3,370,471	United States Dollar	101,000	(779)
01/16/2025	Deutsche Bank	Kazakhstan Tenge	22,263,750	United States Dollar	45,000	(168)
01/17/2025	Deutsche Bank	Kazakhstan Tenge	20,643,947	United States Dollar	42,309	(748)
01/31/2025	Merrill Lynch	Chilean Peso	17,930,894	United States Dollar	18,949	(306)
01/31/2025	JPMorgan Chase	Colombian Peso	63,000,000	United States Dollar	14,255	(192)
01/31/2025	Merrill Lynch	Colombian Peso	200,528,100	United States Dollar	45,000	(239)
01/31/2025	Morgan Stanley	Colombian Peso	13,517,442	United States Dollar	3,088	(71)
01/31/2025	Santander	Colombian Peso	155,881,742	United States Dollar	35,673	(877)
01/31/2025	Barclays	Hungarian Forint	3,823,823	United States Dollar	10,176	(38)
01/31/2025	Deutsche Bank	Kazakhstan Tenge	24,653,584	United States Dollar	49,702	(229)
01/31/2025	Morgan Stanley	Mexican Peso	2,305,445	United States Dollar	114,266	(838)
01/31/2025	HSBC Bank	Peruvian Nuevo Sol	310,662	United States Dollar	82,755	(486)
01/31/2025	Citibank	South African Rand	1,437,206	United States Dollar	81,231	(374)
01/31/2025	Barclays	United States Dollar	22,833	Romanian Leu	105,046	(74)
01/31/2025	Barclays	United States Dollar	40,000	South African Rand	713,612	(148)
01/31/2025	HSBC Bank	United States Dollar	40,646	Turkish Lira	1,551,889	(444)
02/12/2025	Merrill Lynch	Indonesian Rupiah	560,000,000	United States Dollar	35,617	(130)
02/12/2025	Barclays	United States Dollar	255,659	Indonesian Rupiah	4,042,729,813	(525)
Subtotal Depreciation						(46,471)
Total						$24,542
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
At October 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
3M MYR KLIBO (Pay Quarterly)	3.622% (Pay Quarterly)	MYR	500,000	03/15/2028	$390	$—	$390	HSBC Bank
3M MYR KLIBO (Pay Quarterly)	3.680% (Pay Quarterly)	MYR	1,000,000	03/15/2028	1,223	—	1,223	HSBC Bank
							$1,613
At October 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
4.905% (Pay Semiannually)	1-Day CLP CLICP (Pay Semiannually)	CLP	114,000,000	10/14/2034	$3,089	$—	$3,089
7-Day CNY CNRR (Pay Quarterly)	2.775% (Pay Quarterly)	CNY	1,700,000	03/15/2028	8,729	—	8,729
7-Day CNY CNRR (Pay Quarterly)	1.77% (Pay Quarterly)	CNY	700,000	10/11/2029	6	—	6
1-Day INR MIBOR (Pay Semiannually)	6.452% (Pay Semiannually)	INR	12,171,000	04/12/2029	873	—	873
1-Day INR MIBOR (Pay Semiannually)	6.255% (Pay Semiannually)	INR	15,000,000	12/18/2029	(323)	—	(323)
9.415% (Pay Monthly)	28-Day MXN-TIIE-BANXICO (Pay Monthly)	MXN	4,000,000	09/06/2034	1,696	—	1,696
28-Day MXN-TIIE-BANXICO (Pay Monthly)	9.050% (Pay Monthly)	MXN	3,000,000	09/06/2034	(4,917)	—	(4,917)
28-Day MXN-TIIE-BANXICO (Pay Monthly)	9.035% (Pay Monthly)	MXN	5,700,000	09/12/2029	(5,668)	—	(5,668)
28-Day MXN-TIIE-BANXICO (Pay Monthly)	8.755%(Pay Monthly)	MXN	2,379,000	09/12/2029	(3,700)	—	(3,700)
6M PLN WIBOR (Pay Semiannually)	4.681% (Pay Annually)	PLN	150,000	06/19/2034	(1,564)	—	(1,564)
6M PLN WIBOR (Pay Semiannually)	4.970% (Pay Annually)	PLN	620,000	09/18/2034	(2,778)	—	(2,778)
8.010% (Pay Quarterly)	3M ZAR JIBAR (Pay Quarterly)	ZAR	2,000,000	03/19/2030	(102)	—	(102)
							$(4,659)
 **Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Financial Certificates	$—	$54,232	$—	$54,232
Government Agencies	—	180,955	—	180,955
Government Bonds	—	7,616,649	—	7,616,649
Index Linked Government Bonds	—	56,630	—	56,630
Short Term Bills and Notes	—	660,917	—	660,917
Total Debt Securities	—	8,569,383	—	8,569,383
Total Investments	$—	$8,569,383	$—	$8,569,383
Other Financial Instruments
Assets:
Over the Counter Interest Rate Swap Contracts	$—	$1,613	$—	$1,613
Centrally Cleared Interest Rate Swap Contracts†	—	14,393	—	14,393
Forward Foreign Currency Exchange Contracts	—	71,013	—	71,013
Liabilities:
Centrally Cleared Interest Rate Swap Contracts†	—	(19,052)	—	(19,052)
Forward Foreign Currency Exchange Contracts	—	(46,471)	—	(46,471)
Total Other Financial Instruments	$—	$21,496	$—	$21,496
†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2024:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$14,393†
Unrealized Appreciation on Over the Counter Interest Rate Swap Contracts	—	1,613
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	71,013	—
	$71,013	$16,006
Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$19,052†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(46,471)	—
	$(46,471)	$19,052

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$91,710	$—
Net Realized Gain on Interest Rate Swap Contracts	—	4,385
	$91,710	$4,385
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$37,696	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	2,017
	$37,696	$2,017
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $719,791)
Telecom Argentina S.A., 9.500%, 07/18/2031		250,000	$258,750	0.95
YPF Energia Electrica S.A., 7.875%, 10/16/2032[2]		150,000	147,480	0.54
YPF S.A., 9.500%, 01/17/2031		204,000	214,098	0.79
YPF S.A., 8.750%, 09/11/2031[2]		107,818	110,206	0.40
			730,534	2.68
Brazil (Cost $2,407,483)
Braskem Netherlands Finance B.V., 8.000%, 10/15/2034[2]		200,000	199,076	0.73
CSN Inova Ventures, 6.750%, 01/28/2028		225,000	215,086	0.79
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		200,000	181,813	0.67
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.222%), 4.625%, 02/27/2025[3]		235,000	226,963	0.83
LD Celulose International GmbH, 7.950%, 01/26/2032[2]		200,000	204,400	0.75
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		332,207	279,801	1.03
Nexa Resources S.A., 6.750%, 04/09/2034		200,000	205,500	0.75
Oi S.A., 10.000%, 06/30/2027[2,4]		378,711	339,893	1.25
Oi S.A., 8.500%, 12/31/2028[2,4]		1,841,072	170,299	0.62
Petrobras Global Finance B.V., 6.850%, 06/05/2115		39,000	36,153	0.13
Rumo Luxembourg S.a.r.l., 4.200%, 01/18/2032		250,000	216,675	0.80
Suzano Austria GmbH, 3.125%, 01/15/2032		130,000	109,005	0.40
Trident Energy Finance PLC, 12.500%, 11/30/2029		200,000	210,125	0.77
			2,594,789	9.52
Chile (Cost $1,046,293)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 05/08/2029[3]		200,000	211,000	0.77
BPCE S.A., 3.150%, 03/06/2030		245,000	219,275	0.81
Cencosud S.A., 4.375%, 07/17/2027		200,000	194,850	0.72
Chile Electricity Lux Mpc II S.a.r.l., 5.580%, 10/20/2035[2]		200,000	198,690	0.73
VTR Finance N.V., 6.375%, 07/15/2028		200,000	191,062	0.70
			1,014,877	3.73
China (Cost $16,618,691)
Central China Real Estate Ltd., 7.250%, 07/16/2024[5,6]		465,000	15,113	0.06
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		2,611,000	84,857	0.31
Central China Real Estate Ltd., 7.250%, 04/28/2025[5]		190,000	6,080	0.02
Central China Real Estate Ltd., 7.650%, 08/27/2025[5]		400,000	13,000	0.05
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		200,000	11,000	0.04
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		760,000	41,800	0.15
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5]		1,236,000	67,980	0.25
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		1,099,000	60,445	0.22
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[5,6]		830,000	20,750	0.08
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[5,6]		1,200,000	30,000	0.11
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[5,6]		1,840,000	46,000	0.17
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[5,6]		925,000	23,125	0.08
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[5,6]		1,850,000	$87,875	0.32
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[5,6]		400,000	19,000	0.07
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[5,6]		1,350,000	64,125	0.24
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[5]		1,180,000	56,050	0.21
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[5]		625,000	29,688	0.11
Meituan, 0.000%, 04/27/2028[7]		200,000	190,400	0.70
Redco Properties Group Ltd., 9.900%, 02/17/2024[5,6]		980,000	7,840	0.03
Sunac China Holdings Ltd., 6.000%, 09/30/2025[4]		100,000	17,250	0.06
Sunac China Holdings Ltd., 6.250%, 09/30/2026[4]		100,000	16,316	0.06
Sunac China Holdings Ltd., 6.500%, 09/30/2027[4]		100,000	15,250	0.06
Sunac China Holdings Ltd., 6.750%, 09/30/2028[4]		100,000	14,500	0.05
Sunac China Holdings Ltd., 15.000%, 09/30/2028		515,000	157,847	0.58
Sunac China Holdings Ltd., 7.000%, 09/30/2029[4]		100,000	14,066	0.05
Sunac China Holdings Ltd., 7.250%, 09/30/2030[4]		100,000	13,500	0.05
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[5,6]		3,200,550	240,041	0.88
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,360,000	3,400	0.01
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[5,6]		2,095,000	5,238	0.02
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		700,000	1,750	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		2,315,000	23,150	0.08
			1,397,436	5.13
Colombia (Cost $1,584,100)
Al Candelaria S.A., 5.750%, 06/15/2033		250,000	201,750	0.74
Banco Davivienda S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.097%), 6.650%, 04/22/2031[3]		230,000	192,664	0.71
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.320%), 8.625%, 12/24/2034[3]		200,000	207,976	0.77
Ecopetrol S.A., 8.875%, 01/13/2033		190,000	194,218	0.71
Ecopetrol S.A., 8.375%, 01/19/2036		143,000	139,354	0.51
Ecopetrol S.A., 5.875%, 05/28/2045		98,000	68,845	0.25
Empresas Publicas de Medellin ESP, 4.375%, 02/15/2031		280,000	235,488	0.87
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.375%, 12/30/2030		200,000	172,200	0.63
Grupo Aval Ltd., 4.375%, 02/04/2030		200,000	174,876	0.64
			1,587,371	5.83
Costa Rica (Cost $215,963)
Liberty Costa Rica Senior Secured Finance, 10.875%, 01/15/2031		200,000	215,664	0.79
			215,664	0.79
Czech Republic (Cost $2,180,706)
Energo-Pro A.S., 11.000%, 11/02/2028		200,000	213,438	0.78
New World Resources N.V., 8.000%, 04/07/2020[5,6,8,9]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,5,6,8,9,10]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8,9]	EUR	700,590	—	—
			213,438	0.78
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Ecuador (Cost $256,001)
International Airport Finance S.A., 12.000%, 03/15/2033		245,664	$262,093	0.96
			262,093	0.96
Georgia (Cost $195,551)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[3]		200,000	195,063	0.72
			195,063	0.72
Ghana (Cost $621,004)
Kosmos Energy Ltd., 8.750%, 10/01/2031[2]		300,000	292,875	1.07
Tullow Oil PLC, 10.250%, 05/15/2026		316,000	290,325	1.07
			583,200	2.14
Guatemala (Cost $177,262)
CT Trust, 5.125%, 02/03/2032		200,000	181,250	0.67
			181,250	0.67
Hong Kong (Cost $1,007,822)
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.300%), 4.875%, 04/22/2032[3]		300,000	291,699	1.07
Prudential Funding Asia PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.517%), 2.950%, 11/03/2033[3]		200,000	182,313	0.67
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.574%), 7.875%, 03/08/2030[3]		350,000	363,125	1.33
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[3]		200,000	204,942	0.75
			1,042,079	3.82
India (Cost $908,810)
Adani Transmission Step-One Ltd., 4.250%, 05/21/2036		166,100	143,676	0.53
Muthoot Finance Ltd., 7.125%, 02/14/2028		200,000	203,300	0.75
Power Finance Corp. Ltd., 4.500%, 06/18/2029		235,000	227,795	0.83
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	198,000	0.73
Vedanta Resources Finance II PLC, 13.875%, 12/09/2028		139,102	139,667	0.51
			912,438	3.35
Indonesia (Cost $995,067)
Freeport Indonesia PT, 6.200%, 04/14/2052		220,000	222,372	0.82
Indofood CBP Sukses Makmur Tbk PT, 4.745%, 06/09/2051		200,000	166,250	0.61
Medco Maple Tree Pte. Ltd., 8.960%, 04/27/2029		320,000	336,400	1.23
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		310,000	291,787	1.07
			1,016,809	3.73
Iraq (Cost $189,277)
DNO A.S.A., 7.875%, 09/09/2026[2]		200,000	200,100	0.73
			200,100	0.73
Israel (Cost $505,581)
Energian Israel Finance Ltd., 8.500%, 09/30/2033[2]		158,790	150,536	0.55
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Israel (continued)
Leviathan Bond Ltd., 6.125%, 06/30/2025[2]		82,185	$81,132	0.30
Leviathan Bond Ltd., 6.500%, 06/30/2027[2]		88,021	83,235	0.31
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		176,480	161,700	0.59
			476,603	1.75
Jordan (Cost $199,072)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	195,750	0.72
			195,750	0.72
Kazakhstan (Cost $490,492)
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	193,512	0.71
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	345,950	1.27
			539,462	1.98
Kuwait (Cost $258,385)
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[3]		265,000	259,782	0.95
			259,782	0.95
Mexico (Cost $1,890,592)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		200,000	216,250	0.79
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		215,000	221,450	0.81
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 02/15/2039		300,000	309,264	1.13
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[3]		250,000	242,652	0.89
CIBANCO S.A. Institucion de Banca Multiple Trust CIB, 4.375%, 07/22/2031		240,000	200,550	0.74
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		200,000	193,162	0.71
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	147,906	0.54
Tierra Mojada Luxembourg II S.a.r.l., 5.750%, 12/01/2040		175,336	157,741	0.58
Trust Fibra Uno, 6.390%, 01/15/2050		223,000	178,610	0.66
			1,867,585	6.85
Morocco (Cost $195,136)
OCP S.A., 5.125%, 06/23/2051		200,000	151,986	0.56
			151,986	0.56
Nigeria (Cost $180,809)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	187,460	0.69
			187,460	0.69
Pakistan (Cost $170,052)
VEON Holdings B.V., 3.375%, 11/25/2027		205,000	178,084	0.65
			178,084	0.65
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Panama (Cost $169,162)
C&W Senior Finance Ltd., 6.875%, 09/15/2027		170,000	$168,281	0.62
			168,281	0.62
Peru (Cost $739,885)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		90,000	91,658	0.34
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[3]		40,000	38,968	0.14
Cia de Minas Buenaventura S.A.A., 5.500%, 07/23/2026		200,000	196,876	0.72
Minsur S.A., 4.500%, 10/28/2031		215,000	193,903	0.71
Niagara Energy SAC, 5.746%, 10/03/2034[2]		200,000	196,000	0.72
			717,405	2.63
Philippines (Cost $250,162)
Petron Corp., (Variable, 7.574% - U.S. Treasury Yield Curve Rate CMT 5Y), 5.950%, 04/19/2026[3]		270,000	268,418	0.99
			268,418	0.99
Poland (Cost $104,845)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	110,000	108,490	0.40
			108,490	0.40
Qatar (Cost $593,990)
Ahli Bank QSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.451%), 4.000%, 02/17/2026[3]		320,000	308,899	1.14
Commercial Bank PSQC (The), (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.874%), 4.500%, 03/03/2026[3]		320,000	311,000	1.14
			619,899	2.28
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,8]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $873,552)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		193,212	193,454	0.71
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		280,000	242,074	0.89
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		235,000	244,473	0.90
Saudi Arabian Oil Co., 5.875%, 07/17/2064		200,000	192,062	0.70
			872,063	3.20
South Africa (Cost $1,151,629)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[3]		200,000	195,438	0.72
Anglo American Capital PLC, 5.625%, 04/01/2030		230,000	234,600	0.86
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	249,920	0.92
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	215,578	0.79
Prosus N.V., 4.027%, 08/03/2050		360,000	250,765	0.92
			1,146,301	4.21
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
South Korea (Cost $853,274)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[3]		225,000	$229,992	0.85
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.064%), 2.875%, 05/12/2026[3]		255,000	245,039	0.90
SK Hynix, Inc., 5.500%, 01/16/2029		200,000	202,110	0.74
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.277%), 6.375%, 07/24/2029[3]		200,000	205,000	0.75
			882,141	3.24
Taiwan (Cost $210,175)
Cathaylife Singapore Pte. Ltd., 5.950%, 07/05/2034		200,000	209,844	0.77
			209,844	0.77
Thailand (Cost $687,799)
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 3.466%, 09/23/2036[3]		200,000	172,899	0.63
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		200,000	172,012	0.63
Kasikornbank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.940%), 5.275%, 10/14/2025[3]		200,000	198,375	0.73
Thaioil Treasury Center Co. Ltd., 3.500%, 10/17/2049		210,000	142,997	0.53
			686,283	2.52
Togo (Cost $198,102)
Ecobank Transnational, Inc., 10.125%, 10/15/2029[2]		200,000	205,300	0.75
			205,300	0.75
Turkey (Cost $407,610)
Akbank TAS, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.270%), 9.369%, 03/14/2029[3]		200,000	204,500	0.75
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.669%), 8.994%, 10/05/2034[3]		200,000	206,750	0.76
			411,250	1.51
Ukraine (Cost $184,006)
MHP Lux S.A., 6.950%, 04/03/2026		210,000	187,950	0.69
			187,950	0.69
United Arab Emirates (Cost $421,149)
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034		255,516	221,580	0.81
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[3]		200,000	199,125	0.73
			420,705	1.54
United States (Cost $303,627)
U.S. Treasury Bill, 4.312%, 01/21/2025[11]		306,700	303,626	1.11
			303,626	1.11
Uzbekistan (Cost $398,071)
Jscb Agrobank, 9.250%, 10/02/2029[2]		200,000	203,045	0.74
Navoi Mining & Metallurgical Combinat, 6.950%, 10/17/2031[2]		200,000	200,400	0.74
			403,445	1.48
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Venezuela (Cost $2,616,495)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		1,951,000	$1,751,022	6.43
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		3,380,000	380,250	1.39
			2,131,272	7.82
Vietnam (Cost $204,202)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		210,820	204,892	0.75
			204,892	0.75
Zambia (Cost $345,108)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		353,000	355,648	1.31
			355,648	1.31
Total Debt Securities (Cost $45,208,430)			26,307,068	96.55
Bank Loans
Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016[6,8,9]	EUR	952,166	—	—
			—	—
Total Bank Loans (Cost $362,934)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $19,761)
Sunac Services Holdings Ltd.[2]	HKD	72,634	$18,024	0.07
			18,024	0.07
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,8,9	GBP	36,580,138	—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*,8	GBP	2,258,852	276,122	1.01
			276,122	1.01
Total Equity Securities (Cost $1,990,510)			294,146	1.08
Total Investments (Total Cost $47,561,874)			26,601,214	97.63
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			646,160	2.37
Net Assets			$27,247,374	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $3,162,391 or 11.61% of net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Zero coupon bond.
[8]	Security is a Level 3 investment.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Restricted security that has been deemed illiquid. At October 31, 2024 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/14	$—

[11]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At October 31, 2024, the Ashmore Emerging Markets Corporate Income Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)(1)

Long Contracts
2-Year U.S. Treasury Note	10	12/31/2024	USD	$2,059,453	$(15,075)
Total					$(15,075)
(1) Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At October 31, 2024, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/13/2024	Barclays	United States Dollar	280,041	Euro	255,954	$1,479
Subtotal Appreciation						1,479
11/13/2024	Barclays	British Pound	354,961	United States Dollar	464,000	(6,304)
11/13/2024	Barclays	Euro	174,734	United States Dollar	190,911	(743)
11/13/2024	Barclays	United States Dollar	725,690	British Pound	570,129	(9,449)
Subtotal Depreciation						(16,496)
Total						$(15,017)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$19,930,595	$2	$19,930,597
Corporate Convertible Bonds	—	1,525,424	—	1,525,424
Government Agencies	—	4,311,933	—	4,311,933
Municipal Bonds	—	235,488	—	235,488
Short Term Bills and Notes	—	303,626	—	303,626
Total Debt Securities	—	26,307,066	2	26,307,068
Equity Securities
Common Stock
Niger	—	—	276,122	276,122
China	—	18,024	—	18,024
Total Common Stock	—	18,024	276,122	294,146
Total Investments	$—	$26,325,090	$276,124	$26,601,214
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,479	$—	$1,479
Liabilities:
Futures Contracts(1)	(15,075)	—	—	(15,075)
Forward Foreign Currency Exchange Contracts	—	(16,496)	—	(16,496)
Total Other Financial Instruments	$(15,075)	$(15,017)	$—	$(30,092)
(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the year ended October 31, 2024:
Category and Subcategory	Beginning Balance at 10/31/2023	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2024	Change in Unrealized Appreciation (Depreciation) from Investments still held 10/31/2024
Investments, at value
Common Stock
Niger	$720,699	$—	$—	$—	$—	$(444,577)	$—	$—	$276,122	$(444,577)
Corporate Bonds
Russian Federation	2	—	—	—	—	—	—	—	2	—
Brazil	4,291	—	68	(4,342)	4,252	(4,269)	—	—	—	—
Total	$724,992	$—	$68	$(4,342)	$4,252	$(448,846)	$—	$—	$276,124	$(444,577)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at October 31, 2024:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 10/31/2024	Valuation Technique	Unobservable Input
Common Stock	$276,122	Transaction Price	$0.09
Corporate Bonds	2	Zero Priced Asset	$0.00
Total	$276,124
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2024:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,479	$—
	$1,479	$—
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(16,496)	$—
Unrealized Depreciation on Futures Contracts	—	(15,075)(1)
	$(16,496)	$(15,075)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(40,556)	$—
Net Realized Gain on Futures Contracts	—	69,566
	$(40,556)	$69,566
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(50,382)	$—
Net Change in Unrealized Depreciation on Futures Contracts	—	(15,075)
	$(50,382)	$(15,075)
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $2,132,903)
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	$388,875	1.21
BRF GmbH, 4.350%, 09/29/2026		200,000	196,642	0.61
CSN Inova Ventures, 6.750%, 01/28/2028		440,000	420,612	1.31
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		400,000	400,500	1.25
Nexa Resources S.A., 6.500%, 01/18/2028		200,000	204,000	0.63
Oi S.A., 10.000%, 06/30/2027[2,3]		225,398	202,295	0.63
Oi S.A., 8.500%, 12/31/2028[2,3]		1,127,585	104,302	0.32
Suzano Austria GmbH, 6.000%, 01/15/2029		300,000	303,656	0.95
			2,220,882	6.91
Chile (Cost $355,879)
Banco de Credito e Inversiones S.A., 3.500%, 10/12/2027		200,000	191,626	0.59
GNL Quintero S.A., 4.634%, 07/31/2029		161,810	159,698	0.50
			351,324	1.09
China (Cost $26,549,341)
Central China Real Estate Ltd., 7.900%, 11/07/2023[4,5]		560,000	14,672	0.05
Central China Real Estate Ltd., 7.250%, 07/16/2024[4,5]		1,275,000	41,437	0.13
Central China Real Estate Ltd., 7.250%, 08/13/2024[4,5]		979,000	31,818	0.10
Central China Real Estate Ltd., 7.250%, 04/28/2025[4]		190,000	6,080	0.02
Central China Real Estate Ltd., 7.500%, 07/14/2025[4]		422,000	13,504	0.04
Central China Real Estate Ltd., 7.650%, 08/27/2025[4]		560,000	18,200	0.06
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[4,5]		410,000	22,550	0.07
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[4,5]		800,000	44,000	0.14
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[4]		1,135,000	62,425	0.19
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[4]		1,085,000	59,675	0.19
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[4,5]		4,000,000	100,000	0.31
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[4,5]		4,160,000	104,000	0.32
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[4,5]		1,510,000	37,750	0.12
Fortune Star BVI Ltd., 5.950%, 10/19/2025		340,000	335,325	1.04
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[4,5]		4,875,000	231,562	0.72
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[4,5]		3,930,000	186,675	0.58
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[4]		4,280,000	203,300	0.63
KWG Group Holdings Ltd., 6.000%, 01/14/2024[4,5]		205,000	17,938	0.06
Meituan, 0.000%, 04/27/2028[6]		200,000	190,400	0.59
New Metro Global Ltd., 4.625%, 10/15/2025		310,000	266,600	0.83
Sunac China Holdings Ltd., 6.000%, 09/30/2025[3]		91,207	15,733	0.05
Sunac China Holdings Ltd., 6.250%, 09/30/2026[3]		91,428	14,917	0.05
Sunac China Holdings Ltd., 6.500%, 09/30/2027[3]		94,564	14,421	0.04
Sunac China Holdings Ltd., 6.750%, 09/30/2028[3]		143,385	20,791	0.06
Sunac China Holdings Ltd., 0.000%, 09/30/2028[6]		473,000	144,974	0.45
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3]		143,892	20,240	0.06
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3]		130,119	17,566	0.05
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[4,5]		670,000	50,250	0.16
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[4,5]		4,940,000	$370,500	1.15
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[4,5]		4,920,000	12,300	0.04
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[4,5]		813,000	2,033	0.01
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[4,5]		1,017,000	2,543	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4,5]		575,000	5,750	0.02
			2,679,929	8.34
Colombia (Cost $182,126)
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	175,104	0.54
			175,104	0.54
Czech Republic (Cost $403,151)
Energo-Pro A.S., 8.500%, 02/04/2027		400,000	404,400	1.26
			404,400	1.26
Ghana (Cost $1,244,612)
Tullow Oil PLC, 10.250%, 05/15/2026		1,230,000	1,130,062	3.51
			1,130,062	3.51
Guatemala (Cost $340,542)
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	347,850	1.08
			347,850	1.08
Hong Kong (Cost $202,801)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[7]		200,000	203,498	0.63
			203,498	0.63
Hungary (Cost $409,680)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[7]		400,000	413,875	1.29
			413,875	1.29
India (Cost $2,587,215)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		628,963	600,659	1.87
Delhi International Airport Ltd., 6.450%, 06/04/2029		330,000	339,075	1.05
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		900,000	893,250	2.78
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	198,000	0.62
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	196,232	0.61
Vedanta Resources Finance II PLC, 13.875%, 12/09/2028		428,434	430,175	1.34
			2,657,391	8.27
Indonesia (Cost $717,614)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		335,000	325,473	1.01
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	398,000	1.24
			723,473	2.25
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Jordan (Cost $894,609)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		900,000	$880,875	2.74
			880,875	2.74
Mexico (Cost $2,322,864)
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		330,000	318,717	0.99
Petroleos Mexicanos, 5.350%, 02/12/2028		1,864,000	1,734,806	5.40
Trust Fibra Uno, 5.250%, 01/30/2026		400,000	398,600	1.24
			2,452,123	7.63
Morocco (Cost $759,965)
OCP S.A., 4.500%, 10/22/2025		750,000	736,867	2.29
			736,867	2.29
Nigeria (Cost $374,843)
IHS Holding Ltd., 6.250%, 11/29/2028		400,000	374,920	1.17
			374,920	1.17
Oman (Cost $198,488)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	198,000	0.62
			198,000	0.62
Pakistan (Cost $541,671)
Pakistan (Rep of), 6.875%, 12/05/2027		419,000	378,933	1.18
VEON Holdings B.V., 3.375%, 11/25/2027		200,000	173,740	0.54
			552,673	1.72
Peru (Cost $675,447)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		200,000	203,684	0.63
Cia de Minas Buenaventura S.A.A., 5.500%, 07/23/2026		325,000	319,924	1.00
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		160,000	156,600	0.49
			680,208	2.12
Saudi Arabia (Cost $1,599,405)
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,602,000	1,597,867	4.97
			1,597,867	4.97
South Africa (Cost $386,796)
Prosus N.V., 3.257%, 01/19/2027		410,000	391,550	1.22
			391,550	1.22
Turkey (Cost $532,723)
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[7]		320,000	322,400	1.00
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		200,000	205,900	0.64
			528,300	1.64
United States (Cost $685,860)
U.S. Treasury Bill, 4.334%, 01/21/2025[8]		692,800	685,856	2.13
			685,856	2.13
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Uzbekistan (Cost $200,000)
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028[2]		200,000	$200,400	0.62
			200,400	0.62
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		12,447,500	11,171,631	34.75
			11,171,631	34.75
Vietnam (Cost $205,473)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		210,820	204,892	0.64
			204,892	0.64
Total Debt Securities (Cost $55,662,551)			31,963,950	99.43

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $28,857)
Sunac Services Holdings Ltd.[2]	HKD	106,069	$26,321	0.08
			26,321	0.08
Total Equity Securities (Cost $28,857)			26,321	0.08
Total Investments (Total Cost $55,691,408)			31,990,271	99.51
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			156,613	0.49
Net Assets			$32,146,884	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $533,318 or 1.66% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Zero coupon bond.
[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
At October 31, 2024, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/13/2024	Barclays	United States Dollar	205,984	Euro	188,268	$1,088
Subtotal Appreciation						1,088
11/13/2024	Barclays	Euro	191,566	United States Dollar	211,161	(2,675)
Subtotal Depreciation						(2,675)
Total						$(1,587)
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$13,678,381	$—	$13,678,381
Corporate Convertible Bonds	—	335,374	—	335,374
Financial Certificates	—	1,597,867	—	1,597,867
Government Agencies	—	15,112,435	—	15,112,435
Government Bonds	—	378,933	—	378,933
Municipal Bonds	—	175,104	—	175,104
Short Term Bills and Notes	—	685,856	—	685,856
Total Debt Securities	—	31,963,950	—	31,963,950
Equity Securities
Common Stock
China	—	26,321	—	26,321
Total Investments	$—	$31,990,271	$—	$31,990,271
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,088	$—	$1,088
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(2,675)	—	(2,675)
Total Other Financial Instruments	$—	$(1,587)	$—	$(1,587)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,088
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(2,675)
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(13,114)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(1,979)
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $500,592)
Globant S.A.*		600	$125,934	0.55
Grupo Financiero Galicia S.A. ADR*		4,636	244,410	1.08
Vista Energy S.A.B. de C.V. ADR*		5,341	266,302	1.18
			636,646	2.81
Brazil (Cost $1,878,284)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR*		12,656	201,104	0.89
Lojas Renner S.A.*	BRL	51,100	164,149	0.72
Petroleo Brasileiro S.A. ADR (New York Exchange)		19,675	264,629	1.17
Raia Drogasil S.A.	BRL	65,100	274,098	1.21
Vale S.A.	BRL	64,500	692,430	3.06
XP, Inc., Class A		8,000	139,680	0.62
			1,736,090	7.67
China (Cost $4,559,684)
Alibaba Group Holding Ltd.	HKD	34,400	421,068	1.86
ANTA Sports Products Ltd.	HKD	18,200	194,415	0.86
Baidu, Inc., Class A*	HKD	35,200	402,654	1.78
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	60,500	123,995	0.55
BYD Co. Ltd., Class H	HKD	11,686	424,534	1.87
ENN Energy Holdings Ltd.	HKD	29,000	205,000	0.90
H World Group Ltd. ADR		13,895	509,808	2.25
JD.com, Inc., Class A	HKD	46,100	936,656	4.14
KE Holdings, Inc. ADR		13,713	300,726	1.33
Meituan, Class B*,2	HKD	31,240	737,906	3.26
Sunresin New Materials Co. Ltd., Class A	CNH	14,700	100,982	0.45
Tencent Holdings Ltd.	HKD	25,900	1,347,520	5.95
			5,705,264	25.20
Hong Kong (Cost $563,111)
AIA Group Ltd.	HKD	69,800	555,412	2.45
			555,412	2.45
India (Cost $3,067,790)
HDFC Bank Ltd. ADR		13,624	858,721	3.79
ICICI Bank Ltd. ADR		31,778	966,369	4.27
Maruti Suzuki India Ltd.	INR	2,655	349,031	1.54
Reliance Industries Ltd.	INR	31,442	497,186	2.20
Tata Consultancy Services Ltd.	INR	15,170	712,050	3.15
			3,383,357	14.95
Indonesia (Cost $315,308)
Bank Central Asia Tbk PT	IDR	489,600	319,479	1.41
			319,479	1.41
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Kuwait (Cost $233,935)
National Bank of Kuwait S.A.K.P.	KWD	83,616	$231,410	1.02
			231,410	1.02
Mexico (Cost $242,967)
Cemex S.A.B. de C.V. ADR		18,943	98,882	0.44
Wal-Mart de Mexico S.A.B. de C.V.	MXN	38,002	104,494	0.46
			203,376	0.90
Saudi Arabia (Cost $911,383)
Al Rajhi Bank	SAR	19,007	444,605	1.96
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	3,403	259,147	1.15
Saudi Arabian Oil Co.[2]	SAR	29,777	214,050	0.95
			917,802	4.06
South Africa (Cost $796,017)
Absa Group Ltd.	ZAR	25,124	239,755	1.06
Anglogold Ashanti PLC		6,339	176,224	0.78
Clicks Group Ltd.	ZAR	8,780	187,232	0.83
FirstRand Ltd.	ZAR	39,475	172,220	0.76
Naspers Ltd., Class N	ZAR	494	116,258	0.51
			891,689	3.94
South Korea (Cost $2,220,729)
KB Financial Group, Inc.	KRW	3,823	247,999	1.10
Samsung Biologics Co. Ltd.*,2	KRW	152	109,747	0.48
Samsung Electronics Co. Ltd.	KRW	16,848	712,088	3.15
SK Hynix, Inc.	KRW	6,420	838,827	3.70
SK Square Co. Ltd.*	KRW	2,248	135,763	0.60
SK Telecom Co. Ltd.	KRW	2,777	113,958	0.50
			2,158,382	9.53
Taiwan (Cost $3,023,728)
Delta Electronics, Inc.	TWD	33,000	406,711	1.80
E Ink Holdings, Inc.	TWD	23,000	213,260	0.94
Hon Hai Precision Industry Co. Ltd.	TWD	56,000	351,130	1.55
MediaTek, Inc.	TWD	4,000	156,576	0.69
Parade Technologies Ltd.	TWD	4,000	86,521	0.38
Realtek Semiconductor Corp.	TWD	21,012	310,055	1.37
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	63,051	1,982,721	8.76
			3,506,974	15.49
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (Cost $240,541)
Aldar Properties PJSC	AED	168,976	$349,772	1.55
			349,772	1.55
Total Common Stocks (Cost $18,554,069)			20,595,653	90.98
Total Investments (Total Cost $18,554,069)			20,595,653	90.98
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			2,042,904	9.02
Net Assets			$22,638,557	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $1,061,703 or 4.69% of net assets.
Percentages shown are based on net assets.
At October 31, 2024, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.2%
Consumer Discretionary	17.0
Consumer Staples	2.5
Energy	5.5
Financials	19.5
Health Care	1.6
Industrials	0.6
Information Technology	26.1
Materials	5.3
Real Estate	2.9
Utilities	1.8
Total Investments	91.0
Other Assets Less Liabilities	9.0
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$636,646	$—	$—	$636,646
Brazil	1,736,090	—	—	1,736,090
China	810,534	4,894,730	—	5,705,264
Hong Kong	—	555,412	—	555,412
India	1,825,090	1,558,267	—	3,383,357
Indonesia	—	319,479	—	319,479
Kuwait	—	231,410	—	231,410
Mexico	203,376	—	—	203,376
Saudi Arabia	—	917,802	—	917,802
South Africa	176,224	715,465	—	891,689
South Korea	—	2,158,382	—	2,158,382
Taiwan	—	3,506,974	—	3,506,974
United Arab Emirates	—	349,772	—	349,772
Total Common Stock	5,387,960	15,207,693	—	20,595,653
Total Investments	$5,387,960	$15,207,693	$—	$20,595,653
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$923

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $138,988)
Despegar.com Corp.*		12,900	$186,276	1.82
			186,276	1.82
Brazil (Cost $823,165)
Lojas Renner S.A.*	BRL	48,100	154,512	1.51
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	158,300	125,963	1.23
StoneCo Ltd., Class A*		11,561	128,327	1.26
TOTVS S.A.*	BRL	29,000	149,693	1.47
			558,495	5.47
China (Cost $1,277,448)
Atour Lifestyle Holdings Ltd. ADR		8,491	222,464	2.18
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	102,000	209,050	2.05
CIMC Enric Holdings Ltd.	HKD	214,000	180,258	1.77
JNBY Design Ltd.	HKD	172,000	329,118	3.22
Sieyuan Electric Co. Ltd., Class A	CNH	15,900	170,601	1.67
Sunresin New Materials Co. Ltd., Class A	CNH	58,598	402,540	3.94
			1,514,031	14.83
Hungary (Cost $172,232)
Wizz Air Holdings PLC*,2	GBP	6,887	122,469	1.20
			122,469	1.20
India (Cost $1,684,686)
APL Apollo Tubes Ltd.	INR	11,174	201,886	1.98
CreditAccess Grameen Ltd.	INR	14,890	173,107	1.70
Cyient Ltd.	INR	7,453	161,635	1.58
Eris Lifesciences Ltd.*,2	INR	14,589	227,791	2.23
Indian Energy Exchange Ltd.[2]	INR	45,456	95,478	0.93
Krishna Institute of Medical Sciences Ltd.*,2	INR	29,582	191,520	1.88
Medi Assist Healthcare Services Ltd.[2]	INR	40,487	296,748	2.91
Quess Corp. Ltd.[2]	INR	22,659	194,313	1.90
Radico Khaitan Ltd.	INR	4,969	140,069	1.37
Tips Music Ltd.	INR	16,179	169,179	1.66
			1,851,726	18.14
Indonesia (Cost $342,052)
Bank Syariah Indonesia Tbk PT	IDR	1,193,400	229,362	2.24
Ciputra Development Tbk PT	IDR	2,870,200	244,803	2.40
			474,165	4.64
Malaysia (Cost $536,289)
My EG Services Bhd.	MYR	2,657,797	498,260	4.88
			498,260	4.88
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $621,347)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	171,600	$229,149	2.24
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		2,500	167,625	1.64
Grupo Traxion S.A.B. de C.V.*,2	MXN	184,300	200,607	1.97
			597,381	5.85
Poland (Cost $260,965)
Benefit Systems S.A.	PLN	402	241,273	2.36
			241,273	2.36
Saudi Arabia (Cost $105,373)
United International Transportation Co.	SAR	5,184	118,628	1.16
			118,628	1.16
South Africa (Cost $98,131)
Karooooo Ltd.		3,618	144,720	1.42
			144,720	1.42
South Korea (Cost $1,620,537)
Classys, Inc.	KRW	4,796	175,620	1.72
DB Insurance Co. Ltd.	KRW	1,444	113,625	1.11
Dentium Co. Ltd.	KRW	2,729	154,585	1.52
Eugene Technology Co. Ltd.	KRW	7,998	212,297	2.08
Hana Materials, Inc.	KRW	6,122	129,772	1.27
Hansol Chemical Co. Ltd.	KRW	1,833	165,369	1.62
KoMiCo Ltd.	KRW	9,901	357,426	3.50
Park Systems Corp.	KRW	1,055	162,110	1.59
			1,470,804	14.41
Taiwan (Cost $2,009,548)
Alchip Technologies Ltd.	TWD	5,444	330,693	3.24
Andes Technology Corp.*	TWD	21,000	252,029	2.47
eCloudvalley Digital Technology Co. Ltd.	TWD	58,977	163,334	1.60
Gudeng Precision Industrial Co. Ltd.	TWD	18,000	300,582	2.94
Kaori Heat Treatment Co. Ltd.	TWD	22,000	210,774	2.06
Lotes Co. Ltd.	TWD	3,000	154,225	1.51
Parade Technologies Ltd.	TWD	9,000	194,673	1.91
Sinbon Electronics Co. Ltd.	TWD	11,000	89,755	0.88
WinWay Technology Co. Ltd.	TWD	8,000	322,600	3.16
			2,018,665	19.77
United Arab Emirates (Cost $433,595)
Burjeel Holdings PLC	AED	315,992	195,259	1.92
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Spinneys 1961 Holding PLC	AED	371,212	$153,387	1.50
			348,646	3.42
Total Common Stocks (Cost $10,124,356)			10,145,539	99.37
Total Investments (Total Cost $10,124,356)			10,145,539	99.37
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			64,557	0.63
Net Assets			$10,210,096	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $1,328,927 or 13.02% of net assets.
Percentages shown are based on net assets.
At October 31, 2024, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	1.7%
Consumer Discretionary	8.7
Consumer Staples	2.9
Financials	7.3
Health Care	15.6
Industrials	20.6
Information Technology	30.6
Materials	9.6
Real Estate	2.4
Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$186,276	$—	$—	$186,276
Brazil	558,495	—	—	558,495
China	222,464	1,291,567	—	1,514,031
Hungary	—	122,469	—	122,469
India	—	1,851,726	—	1,851,726
Indonesia	—	474,165	—	474,165
Malaysia	—	498,260	—	498,260
Mexico	597,381	—	—	597,381
Poland	—	241,273	—	241,273
Saudi Arabia	—	118,628	—	118,628
South Africa	144,720	—	—	144,720
South Korea	—	1,470,804	—	1,470,804
Taiwan	—	2,018,665	—	2,018,665
United Arab Emirates	—	348,646	—	348,646
Total Common Stock	1,709,336	8,436,203	—	10,145,539
Total Investments	$1,709,336	$8,436,203	$—	$10,145,539
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $979,483)
Globant S.A.*		5,550	$1,164,890	1.31
			1,164,890	1.31
Cambodia (Cost $1,783,342)
NagaCorp Ltd.*	HKD	2,793,263	1,145,848	1.29
			1,145,848	1.29
Canada (Cost $716,284)
Cameco Corp.		17,700	924,294	1.04
			924,294	1.04
Egypt (Cost $668,393)
Commercial International Bank - Egypt (CIB) GDR (Registered)		499,154	772,064	0.87
			772,064	0.87
Greece (Cost $1,233,156)
Piraeus Financial Holdings S.A.	EUR	293,337	1,098,042	1.23
			1,098,042	1.23
Iceland (Cost $1,191,136)
Arion Banki HF2	ISK	1,162,464	1,338,756	1.50
			1,338,756	1.50
Kazakhstan (Cost $5,820,990)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		135,473	2,510,038	2.82
Kaspi.KZ JSC ADR (Registered)		48,801	5,374,942	6.04
			7,884,980	8.86
Kenya (Cost $540,547)
Safaricom PLC	KES	5,689,400	734,828	0.83
			734,828	0.83
Kuwait (Cost $5,597,214)
Gulf Bank K.S.C.P.	KWD	2,497,049	2,555,041	2.87
National Bank of Kuwait S.A.K.P.	KWD	1,018,472	2,818,648	3.17
			5,373,689	6.04
Mauritius (Cost $856,520)
MCB Group Ltd.	MUR	117,585	1,143,065	1.28
			1,143,065	1.28
Morocco (Cost $1,290,400)
Akdital Holding	MAD	1,368	143,846	0.16
Attijariwafa Bank	MAD	14,830	815,649	0.92
Label Vie	MAD	1,369	607,892	0.68
			1,567,387	1.76
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Oman (Cost $678,730)
OQ Exploration & Production S.A.O.G.*	OMR	670,028	$635,221	0.71
			635,221	0.71
Pakistan (Cost $2,114,073)
Searle (The) Co. Ltd.*	PKR	4,734,304	1,099,607	1.24
Systems Ltd.	PKR	647,947	1,148,898	1.29
			2,248,505	2.53
Peru (Cost $2,360,838)
Credicorp Ltd.		6,580	1,211,575	1.36
Hudbay Minerals, Inc.	CAD	147,700	1,324,935	1.49
			2,536,510	2.85
Philippines (Cost $8,842,357)
Ayala Land, Inc.	PHP	3,863,500	2,169,543	2.44
BDO Unibank, Inc.	PHP	1,298,312	3,395,218	3.81
International Container Terminal Services, Inc.	PHP	313,490	2,135,076	2.40
SM Prime Holdings, Inc.	PHP	4,636,900	2,441,527	2.74
			10,141,364	11.39
Qatar (Cost $5,510,601)
Doha Bank QPSC	QAR	4,732,824	2,329,414	2.62
Qatar Gas Transport Co. Ltd.	QAR	952,421	1,119,623	1.26
Qatar National Bank QPSC	QAR	556,845	2,648,470	2.97
			6,097,507	6.85
Romania (Cost $4,791,518)
Banca Transilvania S.A.	RON	699,772	4,324,165	4.86
OMV Petrom S.A.	RON	16,075,905	2,596,362	2.91
			6,920,527	7.77
Saudi Arabia (Cost $4,154,484)
Al Babtain Power & Telecommunication Co.	SAR	71,445	851,127	0.95
Al Rajhi Bank	SAR	34,912	816,649	0.92
AlKhorayef Water & Power Technologies Co.*	SAR	12,674	541,112	0.61
Bank Al-Jazira*	SAR	242,971	1,059,798	1.19
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	13,526	1,030,040	1.16
			4,298,726	4.83
Slovenia (Cost $1,387,611)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	80,545	2,156,216	2.42
			2,156,216	2.42
South Africa (Cost $655,794)
Anglogold Ashanti PLC		21,500	597,700	0.67
			597,700	0.67
United Arab Emirates (Cost $10,175,286)
Abu Dhabi Islamic Bank PJSC	AED	312,688	1,070,664	1.20
ADNOC Drilling Co. PJSC	AED	1,468,262	2,026,613	2.28
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Aldar Properties PJSC	AED	1,115,862	$2,309,779	2.59
Burjeel Holdings PLC	AED	1,148,441	709,647	0.80
Emaar Properties PJSC	AED	1,295,962	3,059,546	3.44
Emirates NBD Bank PJSC	AED	304,566	1,574,502	1.77
Salik Co. PJSC	AED	745,250	970,812	1.09
Taaleem Holdings PJSC	AED	663,207	748,843	0.84
			12,470,406	14.01
Vietnam (Cost $13,083,137)
Asia Commercial Bank JSC	VND	995,245	998,231	1.12
Bank for Foreign Trade of Vietnam JSC*	VND	485,184	1,791,832	2.01
FPT Corp.	VND	529,125	2,837,460	3.19
Gemadept Corp.	VND	474,900	1,225,196	1.38
Hoa Phat Group JSC*	VND	1,322,600	1,400,345	1.57
IDICO Corp. JSC	VND	465,100	1,029,744	1.16
Mobile World Investment Corp.	VND	614,600	1,613,684	1.81
Nam Long Investment Corp.	VND	581,200	912,697	1.03
Phu Nhuan Jewelry JSC	VND	315,366	1,176,711	1.32
Vietnam Prosperity JSC Bank	VND	858,200	693,248	0.78
Vinhomes JSC*,2	VND	499,500	819,164	0.92
			14,498,312	16.29
Total Common Stocks (Cost $74,431,894)			85,748,837	96.33
Rights
Vietnam (Cost $—)
Gemadept Corp.*	VND	474,900	227,305	0.26
			227,305	0.26
Total Rights (Cost $—)			227,305	0.26
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	97,587	728,826	0.82
Total Investment Companies (Cost $723,662)			728,826	0.82
Total Investments (Total Cost $75,155,556)			86,704,968	97.41
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			2,307,910	2.59
Net Assets			$89,012,878	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $2,157,920 or 2.42% of net assets.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024

At October 31, 2024, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	0.8%
Consumer Discretionary	5.3
Consumer Staples	0.7
Energy	8.2
Financials	48.6
Health Care	3.3
Industrials	7.2
Information Technology	5.8
Materials	3.7
Real Estate	13.2
Utilities	0.6
Total Investments	97.4
Other Assets Less Liabilities	2.6
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,164,890	$—	$—	$1,164,890
Cambodia	—	1,145,848	—	1,145,848
Canada	924,294	—	—	924,294
Egypt	—	772,064	—	772,064
Greece	—	1,098,042	—	1,098,042
Iceland	—	1,338,756	—	1,338,756
Kazakhstan	5,374,942	2,510,038	—	7,884,980
Kenya	—	734,828	—	734,828
Kuwait	—	5,373,689	—	5,373,689
Mauritius	—	1,143,065	—	1,143,065
Morocco	—	1,567,387	—	1,567,387
Oman	635,221	—	—	635,221
Pakistan	—	2,248,505	—	2,248,505
Peru	2,536,510	—	—	2,536,510
Philippines	—	10,141,364	—	10,141,364
Qatar	—	6,097,507	—	6,097,507
Romania	—	6,920,527	—	6,920,527
Saudi Arabia	—	4,298,726	—	4,298,726
Slovenia	—	2,156,216	—	2,156,216
South Africa	597,700	—	—	597,700
United Arab Emirates	—	12,470,406	—	12,470,406
Vietnam	—	14,498,312	—	14,498,312
Total Common Stock	11,233,557	74,515,280	—	85,748,837
Rights
Vietnam	—	227,305	—	227,305
Investment Companies
Vietnam	—	728,826	—	728,826
Total Investments	$11,233,557	$75,471,411	$—	$86,704,968
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(326)

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $12,521,567)
Localiza Rent a Car S.A.*	BRL	181,937	$1,322,457	0.81
Lojas Renner S.A.*	BRL	481,200	1,545,760	0.95
MercadoLibre, Inc.*		1,200	2,444,616	1.51
Rede D’Or Sao Luiz S.A.*,2	BRL	464,513	2,359,166	1.45
StoneCo Ltd., Class A*		122,800	1,363,080	0.84
TOTVS S.A.*	BRL	460,300	2,375,988	1.46
			11,411,067	7.02
China (Cost $35,287,007)
ANTA Sports Products Ltd.	HKD	296,200	3,164,048	1.95
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	981,300	2,011,183	1.24
Contemporary Amperex Technology Co. Ltd., Class A	CNH	96,100	3,320,628	2.04
H World Group Ltd. ADR		77,897	2,858,041	1.76
KE Holdings, Inc. ADR		119,637	2,623,639	1.61
Meituan, Class B*,2	HKD	234,330	5,535,005	3.40
NetEase, Inc. ADR		25,666	2,066,370	1.27
Sieyuan Electric Co. Ltd., Class A	CNH	166,400	1,785,488	1.10
Sungrow Power Supply Co. Ltd., Class A	CNY	120,880	1,538,807	0.95
Sunresin New Materials Co. Ltd., Class A	CNY	204,764	1,406,691	0.87
Tencent Holdings Ltd.	HKD	249,300	12,970,530	7.98
Tencent Music Entertainment Group ADR		172,584	1,920,860	1.18
Trip.com Group Ltd. ADR*		37,055	2,386,342	1.47
			43,587,632	26.82
Hong Kong (Cost $5,614,536)
AIA Group Ltd.	HKD	689,600	5,487,284	3.38
			5,487,284	3.38
Hungary (Cost $1,956,808)
Wizz Air Holdings PLC*,2	GBP	84,334	1,499,684	0.92
			1,499,684	0.92
India (Cost $16,324,059)
Apollo Hospitals Enterprise Ltd.	INR	32,398	2,693,217	1.66
Axis Bank Ltd.	INR	155,230	2,126,617	1.31
Cipla Ltd.	INR	149,284	2,739,278	1.68
Cyient Ltd.	INR	45,919	995,853	0.61
HDFC Bank Ltd. ADR		78,571	4,952,330	3.05
Indian Energy Exchange Ltd.[2]	INR	368,063	773,100	0.48
InterGlobe Aviation Ltd.*,2	INR	27,656	1,324,637	0.81
PB Fintech Ltd.*	INR	62,114	1,238,192	0.76
			16,843,224	10.36
Indonesia (Cost $5,987,115)
Bank Mandiri Persero Tbk PT	IDR	6,833,400	2,914,042	1.79
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Indonesia (continued)
Grab Holdings Ltd., Class A*		438,900	$1,790,712	1.10
Sumber Alfaria Trijaya Tbk PT	IDR	5,510,200	1,165,143	0.72
			5,869,897	3.61
Kazakhstan (Cost $3,073,090)
Kaspi.KZ JSC ADR (Registered)		33,762	3,718,547	2.29
			3,718,547	2.29
Malaysia (Cost $1,896,608)
My EG Services Bhd.	MYR	11,091,706	2,079,373	1.28
			2,079,373	1.28
Mexico (Cost $7,945,445)
Fomento Economico Mexicano S.A.B. de C.V. ADR		13,759	1,333,109	0.82
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	137,250	2,379,882	1.46
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	220,400	1,534,688	0.95
Wal-Mart de Mexico S.A.B. de C.V.	MXN	575,700	1,582,999	0.97
			6,830,678	4.20
Philippines (Cost $1,354,343)
BDO Unibank, Inc.	PHP	520,970	1,362,390	0.84
			1,362,390	0.84
Saudi Arabia (Cost $1,336,137)
Bupa Arabia for Cooperative Insurance Co.	SAR	23,180	1,241,098	0.76
			1,241,098	0.76
South Korea (Cost $17,473,331)
Classys, Inc.	KRW	38,858	1,422,900	0.87
DB Insurance Co. Ltd.	KRW	26,202	2,061,773	1.27
Eugene Technology Co. Ltd.	KRW	40,309	1,069,951	0.66
Hansol Chemical Co. Ltd.	KRW	19,248	1,736,512	1.07
Hyundai Motor Co.	KRW	4,436	678,547	0.42
KoMiCo Ltd.	KRW	40,827	1,473,854	0.91
Samsung C&T Corp.	KRW	16,530	1,391,426	0.85
SK Hynix, Inc.	KRW	41,406	5,410,042	3.33
SK Square Co. Ltd.*	KRW	28,637	1,729,475	1.06
			16,974,480	10.44
Taiwan (Cost $31,659,636)
Alchip Technologies Ltd.	TWD	24,667	1,498,383	0.92
Chroma ATE, Inc.	TWD	141,000	1,764,581	1.09
Delta Electronics, Inc.	TWD	127,000	1,565,219	0.96
E Ink Holdings, Inc.	TWD	411,000	3,810,871	2.34
Gudeng Precision Industrial Co. Ltd.	TWD	83,000	1,386,015	0.85
Lotes Co. Ltd.	TWD	34,000	1,747,887	1.08
MediaTek, Inc.	TWD	98,000	3,836,101	2.36
Parade Technologies Ltd.	TWD	78,000	1,687,167	1.04
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Sinbon Electronics Co. Ltd.	TWD	135,000	$1,101,537	0.68
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	549,000	17,264,025	10.62
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		7,012	1,336,067	0.82
WinWay Technology Co. Ltd.	TWD	42,000	1,693,650	1.04
			38,691,503	23.80
United Arab Emirates (Cost $1,326,771)
Aldar Properties PJSC	AED	763,071	1,579,519	0.97
			1,579,519	0.97
Total Common Stocks (Cost $143,756,453)			157,176,376	96.69
Preferred Stocks
Brazil (Cost $1,714,312)
Petroleo Brasileiro S.A. ADR, 6.247%[3]		130,156	1,610,030	0.99
			1,610,030	0.99
South Korea (Cost $616,103)
Hyundai Motor Co., 9.006%[3]	KRW	5,466	630,023	0.39
			630,023	0.39
Total Preferred Stocks (Cost $2,330,415)			2,240,053	1.38
Total Investments (Total Cost $146,086,868)			159,416,429	98.07
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			3,139,617	1.93
Net Assets			$162,556,046	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $11,491,592 or 7.07% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024

At October 31, 2024, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	10.4%
Consumer Discretionary	11.8
Consumer Staples	2.5
Energy	1.0
Financials	17.7
Health Care	5.7
Industrials	12.4
Information Technology	30.8
Materials	3.2
Real Estate	2.6
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$11,411,067	$—	$—	$11,411,067
China	11,855,252	31,732,380	—	43,587,632
Hong Kong	—	5,487,284	—	5,487,284
Hungary	—	1,499,684	—	1,499,684
India	4,952,330	11,890,894	—	16,843,224
Indonesia	1,790,712	4,079,185	—	5,869,897
Kazakhstan	3,718,547	—	—	3,718,547
Malaysia	—	2,079,373	—	2,079,373
Mexico	6,830,678	—	—	6,830,678
Philippines	—	1,362,390	—	1,362,390
Saudi Arabia	—	1,241,098	—	1,241,098
South Korea	—	16,974,480	—	16,974,480
Taiwan	1,336,067	37,355,436	—	38,691,503
United Arab Emirates	—	1,579,519	—	1,579,519
Total Common Stock	41,894,653	115,281,723	—	157,176,376
Preferred Stocks
Brazil	1,610,030	—	—	1,610,030
South Korea	—	630,023	—	630,023
Total Preferred Stock	1,610,030	630,023	—	2,240,053
Total Investments	$43,504,683	$115,911,746	$—	$159,416,429
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(4,390)

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,079,672)
Lojas Renner S.A.*	BRL	53,200	$170,894	1.33
MercadoLibre, Inc.*		100	203,718	1.59
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	95,200	75,753	0.59
Rede D’Or Sao Luiz S.A.*,2	BRL	47,257	240,009	1.87
TOTVS S.A.*	BRL	47,200	243,638	1.90
			934,012	7.28
China (Cost $2,900,419)
ANTA Sports Products Ltd.	HKD	23,400	249,962	1.95
Contemporary Amperex Technology Co. Ltd., Class A	CNH	11,400	393,914	3.07
KE Holdings, Inc. ADR		12,162	266,713	2.08
Meituan, Class B*,2	HKD	17,850	421,627	3.28
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNH	5,800	217,194	1.69
Sieyuan Electric Co. Ltd., Class A	CNH	13,400	143,777	1.12
Sungrow Power Supply Co. Ltd., Class A	CNH	22,920	291,764	2.27
Sunresin New Materials Co. Ltd., Class A	CNH	30,650	210,551	1.64
Tencent Holdings Ltd.	HKD	19,900	1,035,353	8.07
Trip.com Group Ltd. ADR*		3,836	247,038	1.92
			3,477,893	27.09
Hong Kong (Cost $569,933)
AIA Group Ltd.	HKD	62,600	498,121	3.88
			498,121	3.88
India (Cost $1,229,238)
Apollo Hospitals Enterprise Ltd.	INR	2,562	212,977	1.66
Axis Bank Ltd.	INR	11,757	161,068	1.26
Cipla Ltd.	INR	14,757	270,783	2.11
HDFC Bank Ltd. ADR		8,337	525,481	4.09
Indian Energy Exchange Ltd.[2]	INR	43,406	91,172	0.71
PB Fintech Ltd.*	INR	6,579	131,147	1.02
			1,392,628	10.85
Indonesia (Cost $351,468)
Bank Syariah Indonesia Tbk PT	IDR	1,177,800	226,364	1.76
Grab Holdings Ltd., Class A*		48,300	197,064	1.54
			423,428	3.30
Malaysia (Cost $182,337)
My EG Services Bhd.	MYR	1,056,606	198,083	1.54
			198,083	1.54
Mexico (Cost $433,483)
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,256	121,694	0.95
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	22,100	153,886	1.20
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Wal-Mart de Mexico S.A.B. de C.V.	MXN	62,500	$171,856	1.34
			447,436	3.49
Saudi Arabia (Cost $106,195)
Bupa Arabia for Cooperative Insurance Co.	SAR	1,924	103,014	0.80
			103,014	0.80
South Korea (Cost $1,246,710)
DB Insurance Co. Ltd.	KRW	3,083	242,594	1.89
Eugene Technology Co. Ltd.	KRW	6,317	167,677	1.30
Samsung C&T Corp.	KRW	2,497	210,187	1.64
SK Hynix, Inc.	KRW	3,732	487,617	3.80
SK Square Co. Ltd.*	KRW	2,707	163,484	1.27
			1,271,559	9.90
Taiwan (Cost $2,428,777)
Alchip Technologies Ltd.	TWD	2,000	121,489	0.95
Chroma ATE, Inc.	TWD	17,000	212,751	1.66
Delta Electronics, Inc.	TWD	20,000	246,491	1.92
E Ink Holdings, Inc.	TWD	60,000	556,332	4.33
Gudeng Precision Industrial Co. Ltd.	TWD	11,000	183,689	1.43
Kaori Heat Treatment Co. Ltd.	TWD	16,000	153,290	1.19
Lotes Co. Ltd.	TWD	3,000	154,225	1.20
MediaTek, Inc.	TWD	10,000	391,439	3.05
Sinbon Electronics Co. Ltd.	TWD	13,000	106,074	0.83
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	41,000	1,289,299	10.04
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		786	149,764	1.17
			3,564,843	27.77
United Arab Emirates (Cost $334,739)
Abu Dhabi Islamic Bank PJSC	AED	40,103	137,315	1.07
Burjeel Holdings PLC	AED	252,203	155,842	1.21
			293,157	2.28
Total Common Stocks (Cost $10,862,971)			12,604,174	98.18
Total Investments (Total Cost $10,862,971)			12,604,174	98.18
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			234,293	1.82
Net Assets			$12,838,467	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $752,808 or 5.86% of net assets.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024

At October 31, 2024, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	8.1%
Consumer Discretionary	10.1
Consumer Staples	2.3
Financials	17.7
Health Care	9.1
Industrials	13.6
Information Technology	33.6
Materials	1.6
Real Estate	2.1
Total Investments	98.2
Other Assets Less Liabilities	1.8
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$934,012	$—	$—	$934,012
China	513,751	2,964,142	—	3,477,893
Hong Kong	—	498,121	—	498,121
India	525,481	867,147	—	1,392,628
Indonesia	197,064	226,364	—	423,428
Malaysia	—	198,083	—	198,083
Mexico	447,436	—	—	447,436
Saudi Arabia	—	103,014	—	103,014
South Korea	—	1,271,559	—	1,271,559
Taiwan	149,764	3,415,079	—	3,564,843
United Arab Emirates	—	293,157	—	293,157
Total Common Stock	2,767,508	9,836,666	—	12,604,174
Total Investments	$2,767,508	$9,836,666	$—	$12,604,174
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$6

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,092,105)
Banco do Brasil S.A., 4.625%, 01/15/2025		200,000	$199,344	1.97
BRF GmbH, 4.350%, 09/29/2026		200,000	196,642	1.94
CSN Inova Ventures, 6.750%, 01/28/2028		200,000	191,188	1.88
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l., 5.125%, 02/01/2028		100,000	99,758	0.98
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	192,626	1.90
Suzano Austria GmbH, 5.750%, 07/14/2026		200,000	202,000	1.99
			1,081,558	10.66
Chile (Cost $266,350)
Banco Santander Chile, 2.700%, 01/10/2025		150,000	148,500	1.46
GNL Quintero S.A., 4.634%, 07/31/2029		117,680	116,144	1.15
			264,644	2.61
China (Cost $201,290)
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	198,188	1.95
			198,188	1.95
Colombia (Cost $96,051)
Ecopetrol S.A., 8.625%, 01/19/2029		90,000	95,139	0.94
			95,139	0.94
Czech Republic (Cost $95,351)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	100,000	107,538	1.06
			107,538	1.06
Hong Kong (Cost $396,176)
HKT Capital No. 4 Ltd., 3.000%, 07/14/2026		200,000	193,562	1.91
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[2]		200,000	200,172	1.97
			393,734	3.88
Hungary (Cost $204,745)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[2]		200,000	206,938	2.04
			206,938	2.04
India (Cost $1,376,106)
Adani Ports & Special Economic Zone Ltd., 4.000%, 07/30/2027		200,000	190,000	1.87
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	198,875	1.96
Greenko Solar Mauritius Ltd., 5.550%, 01/29/2025		200,000	199,274	1.96
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	198,500	1.96
HDFC Bank Ltd., 5.686%, 03/02/2026		200,000	201,542	1.99
Shriram Finance Ltd., 6.625%, 04/22/2027		200,000	202,088	1.99
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	196,232	1.93
			1,386,511	13.66
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Indonesia (Cost $985,775)
Bank Mandiri Persero Tbk PT, 2.000%, 04/19/2026		200,000	$191,062	1.88
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		200,000	194,312	1.92
Freeport Indonesia PT, 4.763%, 04/14/2027		200,000	199,000	1.96
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		400,000	398,640	3.93
			983,014	9.69
Jordan (Cost $201,049)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	195,750	1.93
			195,750	1.93
Kazakhstan (Cost $380,867)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		200,000	197,408	1.95
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	193,100	1.90
			390,508	3.85
Kuwait (Cost $202,733)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	199,000	1.96
			199,000	1.96
Malaysia (Cost $193,017)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	194,376	1.91
			194,376	1.91
Mexico (Cost $943,812)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		200,000	199,640	1.97
Bimbo Bakeries U.S.A., Inc., 6.050%, 01/15/2029		200,000	205,830	2.03
Petroleos Mexicanos, 5.350%, 02/12/2028		385,000	358,316	3.53
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	199,300	1.96
			963,086	9.49
Morocco (Cost $196,106)
OCP S.A., 4.500%, 10/22/2025		200,000	196,498	1.94
			196,498	1.94
Oman (Cost $203,491)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	198,000	1.95
			198,000	1.95
Panama (Cost $201,032)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	194,300	1.91
			194,300	1.91
Peru (Cost $793,861)
Banco de Credito del Peru S.A., 2.700%, 01/11/2025		150,000	148,875	1.47
Credicorp Ltd., 2.750%, 06/17/2025		200,000	196,188	1.93
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	194,187	1.92
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Southern Copper Corp., 3.875%, 04/23/2025		100,000	$98,750	0.97
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		160,000	156,600	1.54
			794,600	7.83
Romania (Cost $100,044)
NE Property B.V., 1.875%, 10/09/2026	EUR	100,000	104,688	1.03
			104,688	1.03
Singapore (Cost $192,654)
BOC Aviation Ltd., 3.500%, 09/18/2027		200,000	193,142	1.90
			193,142	1.90
South Africa (Cost $579,054)
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		200,000	185,126	1.82
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		200,000	201,652	1.99
Prosus N.V., 3.257%, 01/19/2027		205,000	195,775	1.93
			582,553	5.74
South Korea (Cost $199,539)
SK On Co. Ltd., 5.375%, 05/11/2026		200,000	201,194	1.98
			201,194	1.98
Thailand (Cost $203,436)
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	202,688	2.00
			202,688	2.00
United Arab Emirates (Cost $490,793)
Alpha Star Holding VIII Ltd., 8.375%, 04/12/2027		200,000	206,750	2.03
DIB Sukuk Ltd., 2.950%, 01/16/2026		200,000	194,649	1.92
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		96,476	91,411	0.90
			492,810	4.85
Total Debt Securities (Cost $9,795,437)			9,820,457	96.76
Total Investments (Total Cost $9,795,437)			9,820,457	96.76
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			328,653	3.24
Net Assets			$10,149,110	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
At October 31, 2024, the Ashmore Emerging Markets Low Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/13/2024	Barclays	United States Dollar	210,610	Euro	192,496	$1,112
Subtotal Appreciation						1,112
Total						$1,112
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Low Duration Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$7,104,728	$—	$7,104,728
Financial Certificates	—	401,399	—	401,399
Government Agencies	—	2,120,030	—	2,120,030
Municipal Bonds	—	194,300	—	194,300
Total Debt Securities	—	9,820,457	—	9,820,457
Total Investments	$—	$9,820,457	$—	$9,820,457
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,112	$—	$1,112
Total Other Financial Instruments	$—	$1,112	$—	$1,112
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,112
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(6,159)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$975
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $383,651)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$182,875	0.94
Angola (Rep of), 9.125%, 11/26/2049		250,000	208,650	1.08
			391,525	2.02
Argentina (Cost $357,054)
Argentina (Rep of), 1.000%, 07/09/2029		124,000	88,660	0.46
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[2]		305,739	204,998	1.06
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[2]		262,666	145,123	0.75
Argentina (Rep of), 5.000%, 01/09/2038		145,000	86,492	0.44
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[2]		134,000	68,675	0.35
			593,948	3.06
Azerbaijan (Cost $201,851)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	203,938	1.05
			203,938	1.05
Bahrain (Cost $210,521)
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	214,304	1.10
			214,304	1.10
Brazil (Cost $378,032)
Brazil (Rep of), 8.250%, 01/20/2034		15,000	17,295	0.09
Brazil (Rep of), 6.125%, 03/15/2034		200,000	198,102	1.02
Brazil (Rep of), 5.000%, 01/27/2045		200,000	158,552	0.82
			373,949	1.93
Chile (Cost $875,342)
Chile (Rep of), 3.100%, 05/07/2041		200,000	148,626	0.77
Chile (Rep of), 3.100%, 01/22/2061		400,000	248,800	1.28
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		200,000	157,250	0.81
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	265,738	1.37
			820,414	4.23
Colombia (Cost $256,935)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	95,650	0.49
Colombia (Rep of), 5.625%, 02/26/2044		200,000	150,300	0.78
			245,950	1.27
Costa Rica (Cost $177,253)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	180,300	0.93
			180,300	0.93
Dominican Republic (Cost $644,697)
Dominican (Rep of), 6.875%, 01/29/2026		100,000	101,100	0.52
Dominican (Rep of), 4.875%, 09/23/2032		225,000	204,975	1.05
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (continued)
Dominican (Rep of), 5.300%, 01/21/2041		150,000	$131,344	0.68
Dominican (Rep of), 5.875%, 01/30/2060		282,000	247,878	1.28
			685,297	3.53
Ecuador (Cost $78,137)
Ecuador (Rep of), (Step to 6.900% on 07/31/25), 5.500%, 07/31/2035[2]		34,900	19,265	0.10
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[2]		194,000	97,850	0.50
			117,115	0.60
Egypt (Cost $509,334)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	191,102	0.98
Egypt (Rep of), 8.500%, 01/31/2047		200,000	158,126	0.82
Egypt (Rep of), 8.700%, 03/01/2049		200,000	160,000	0.82
Egypt (Rep of), 8.875%, 05/29/2050		200,000	162,250	0.84
			671,478	3.46
El Salvador (Cost $36,420)
El Salvador (Rep of), 7.650%, 06/15/2035		47,000	40,890	0.21
			40,890	0.21
Gabon (Cost $174,335)
Gabon (Rep of), 6.625%, 02/06/2031		200,000	159,563	0.82
			159,563	0.82
Ghana (Cost $444,543)
Ghana (Rep of), 0.000%, 07/03/2026[3,4]		25,600	23,782	0.12
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[2,3]		193,600	166,254	0.86
Ghana (Rep of), 0.000%, 01/03/2030[3,4]		43,461	32,922	0.17
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[2,3]		278,400	193,140	0.99
			416,098	2.14
Guatemala (Cost $205,044)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	202,875	1.04
			202,875	1.04
Hungary (Cost $494,974)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	160,250	0.83
Hungary (Rep of), 3.125%, 09/21/2051		200,000	123,090	0.63
Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027		200,000	203,625	1.05
			486,965	2.51
Indonesia (Cost $1,057,481)
Indonesia (Rep of), 4.150%, 09/20/2027		200,000	197,813	1.02
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	113,031	0.58
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	124,281	0.64
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	169,375	0.87
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	$201,648	1.04
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	216,750	1.12
			1,022,898	5.27
Ivory Coast (Cost $469,158)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	100,000	94,940	0.49
Ivory Coast (Rep of), 7.625%, 01/30/2033		207,000	205,242	1.06
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	100,000	93,785	0.48
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	100,000	87,598	0.45
			481,565	2.48
Kazakhstan (Cost $431,776)
Kazakhstan (Rep of), 4.714%, 04/09/2035[3]		217,000	210,165	1.08
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	223,812	1.15
			433,977	2.23
Malaysia (Cost $428,582)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	169,400	0.87
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	249,621	1.29
			419,021	2.16
Mexico (Cost $1,679,320)
Comision Federal de Electricidad, 3.875%, 07/26/2033		200,000	164,500	0.85
Mexico (Rep of), 5.400%, 02/09/2028		200,000	200,812	1.04
Mexico (Rep of), 6.050%, 01/11/2040		138,000	132,782	0.68
Mexico (Rep of), 4.750%, 03/08/2044		62,000	49,228	0.25
Mexico (Rep of), 5.550%, 01/21/2045		64,000	57,880	0.30
Mexico (Rep of), 3.771%, 05/24/2061		200,000	120,100	0.62
Mexico (Rep of), 3.750%, 04/19/2071		200,000	116,100	0.60
Mexico (Rep of), 5.750%, 10/12/2110		76,000	60,800	0.31
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	68,983	0.36
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	349,605	1.80
Petroleos Mexicanos, 6.950%, 01/28/2060		418,000	297,825	1.53
			1,618,615	8.34
Mongolia (Cost $165,682)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	177,250	0.91
			177,250	0.91
Morocco (Cost $206,706)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	210,000	1.08
			210,000	1.08
Nigeria (Cost $637,604)
Nigeria (Rep of), 6.500%, 11/28/2027		200,000	188,625	0.97
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	162,188	0.83
Nigeria (Rep of), 7.625%, 11/28/2047		405,000	308,055	1.59
			658,868	3.39
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Oman (Cost $596,783)
Oman (Rep of), 4.750%, 06/15/2026		200,000	$197,688	1.02
Oman (Rep of), 6.750%, 10/28/2027		200,000	207,875	1.07
Oman (Rep of), 6.500%, 03/08/2047		200,000	201,250	1.04
			606,813	3.13
Pakistan (Cost $107,841)
Pakistan (Rep of), 7.375%, 04/08/2031		200,000	168,750	0.87
			168,750	0.87
Panama (Cost $322,940)
Panama (Rep of), 7.125%, 01/29/2026		100,000	101,969	0.52
Panama (Rep of), 8.875%, 09/30/2027		49,000	53,471	0.28
Panama (Rep of), 9.375%, 04/01/2029		63,000	71,249	0.37
Panama (Rep of), 6.700%, 01/26/2036		88,000	86,240	0.44
			312,929	1.61
Paraguay (Cost $193,634)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	201,600	1.04
			201,600	1.04
Peru (Cost $659,989)
Peru (Rep of), 8.750%, 11/21/2033		149,000	182,199	0.94
Peru (Rep of), 5.375%, 02/08/2035		52,000	51,142	0.26
Peru (Rep of), 3.300%, 03/11/2041		144,000	107,820	0.56
Peru (Rep of), 2.780%, 12/01/2060		207,000	115,661	0.60
Peru (Rep of), 3.230%, 07/28/2121		53,000	29,664	0.15
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	152,100	0.78
			638,586	3.29
Philippines (Cost $531,084)
Philippines (Rep of), 9.500%, 02/02/2030		105,000	127,575	0.66
Philippines (Rep of), 7.750%, 01/14/2031		100,000	115,750	0.59
Philippines (Rep of), 6.375%, 10/23/2034		100,000	110,406	0.57
Philippines (Rep of), 3.950%, 01/20/2040		200,000	173,063	0.89
			526,794	2.71
Poland (Cost $300,220)
Poland (Rep of), 5.500%, 11/16/2027		15,000	15,447	0.08
Poland (Rep of), 4.875%, 10/04/2033		72,000	70,916	0.36
Poland (Rep of), 5.125%, 09/18/2034		76,000	75,109	0.39
Poland (Rep of), 5.500%, 04/04/2053		43,000	41,614	0.21
Poland (Rep of), 5.500%, 03/18/2054		96,000	92,660	0.48
			295,746	1.52
Qatar (Cost $154,583)
QatarEnergy, 3.125%, 07/12/2041		200,000	151,500	0.78
			151,500	0.78
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
Romania (Cost $537,633)
Romania (Rep of), 3.000%, 02/27/2027		40,000	$38,000	0.20
Romania (Rep of), 6.625%, 02/17/2028		80,000	82,500	0.43
Romania (Rep of), 5.875%, 01/30/2029		98,000	98,521	0.51
Romania (Rep of), 3.000%, 02/14/2031		30,000	25,369	0.13
Romania (Rep of), 3.625%, 03/27/2032		150,000	128,672	0.66
Romania (Rep of), 7.125%, 01/17/2033		36,000	38,104	0.20
Romania (Rep of), 5.750%, 03/24/2035[3]		38,000	35,746	0.18
Romania (Rep of), 6.125%, 01/22/2044		42,000	39,506	0.20
Romania (Rep of), 4.000%, 02/14/2051		64,000	43,080	0.22
			529,498	2.73
Saudi Arabia (Cost $502,634)
Saudi (Rep of), 5.000%, 01/16/2034		325,000	322,969	1.66
Saudi (Rep of), 5.000%, 04/17/2049		200,000	179,562	0.93
			502,531	2.59
South Africa (Cost $521,976)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	189,000	0.97
South Africa (Rep of), 5.875%, 04/20/2032		200,000	191,000	0.99
South Africa (Rep of), 5.750%, 09/30/2049		200,000	155,750	0.80
			535,750	2.76
Turkey (Cost $802,952)
Turkey (Rep of), 5.250%, 03/13/2030		225,000	211,556	1.09
Turkey (Rep of), 6.500%, 01/03/2035		200,000	189,500	0.98
Turkey (Rep of), 4.875%, 04/16/2043		238,000	170,914	0.88
Turkey (Rep of), 5.750%, 05/11/2047		302,000	233,295	1.20
			805,265	4.15
Ukraine (Cost $231,695)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[2,3]		10,246	4,903	0.03
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[2,3]		38,290	14,033	0.07
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2034[2,3]		214,378	100,436	0.52
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[2,3]		32,358	15,694	0.08
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2035[2,3]		133,654	61,147	0.31
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[2,3]		26,964	13,010	0.07
Ukraine (Rep of), (Step to 4.500% on 08/01/25), 1.750%, 02/01/2036[2,3]		77,551	34,898	0.18
			244,121	1.26
United Arab Emirates (Cost $857,007)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		400,000	278,500	1.43
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
Abu Dhabi Developmental Holding Co. PJSC, 5.250%, 10/02/2054[3]		200,000	$188,250	0.97
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	341,032	1.76
			807,782	4.16
United States (Cost $410,360)
U.S. Treasury Bill, 4.265%, 01/21/2025[5]		414,500	410,345	2.11
			410,345	2.11
Uruguay (Cost $670,161)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		103,000	122,313	0.63
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	73,741	0.38
Uruguay (Rep of), 7.625%, 03/21/2036		75,000	90,211	0.46
Uruguay (Rep of), 4.125%, 11/20/2045		62,000	54,095	0.28
Uruguay (Rep of), 5.100%, 06/18/2050		67,000	63,583	0.33
Uruguay (Rep of), 4.975%, 04/20/2055		137,000	126,245	0.65
Uruguay (Rep of), 5.250%, 09/10/2060		125,454	118,554	0.61
			648,742	3.34
Venezuela (Cost $923,434)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		419,000	376,052	1.93
Venezuela (Rep of), 11.750%, 10/21/2026[7]		865,000	134,075	0.69
Venezuela (Rep of), 9.250%, 09/15/2027[7]		1,155,000	176,138	0.91
Venezuela (Rep of), 11.950%, 08/05/2031[7]		974,000	150,970	0.78
			837,235	4.31
Zambia (Cost $37,361)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[2]		42,294	37,009	0.19
			37,009	0.19
Total Debt Securities (Cost $18,866,719)			19,087,799	98.31
Total Investments in Securities (Cost $18,866,719)			19,087,799	98.31
Total Investments (Total Cost $18,866,719)			19,087,799	98.31
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			327,907	1.69
Net Assets			$19,415,706	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of October 31, 2024 is disclosed.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $1,094,380 or 5.64% of net assets.
[4]	Zero coupon bond.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.
At October 31, 2024, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/04/2024	Barclays	United States Dollar	105,000	Brazilian Real	582,366	$4,309
11/04/2024	Northern Trust	United States Dollar	95,000	Brazilian Real	543,229	1,076
11/13/2024	Barclays	United States Dollar	382,840	Euro	349,912	2,022
11/18/2024	Barclays	Kazakhstan Tenge	48,020,000	United States Dollar	98,000	1
11/29/2024	Barclays	United States Dollar	96,680	Korean Won	129,974,167	2,078
01/31/2025	Barclays	Turkish Lira	7,106,478	United States Dollar	186,101	2,058
Subtotal Appreciation						11,544
11/04/2024	Barclays	Brazilian Real	1,113,210	United States Dollar	203,396	(10,922)
11/04/2024	Morgan Stanley	Brazilian Real	12,385	United States Dollar	2,166	(25)
11/12/2024	Barclays	Indian Rupee	8,381,880	United States Dollar	100,000	(360)
11/12/2024	Barclays	United States Dollar	96,680	Indian Rupee	8,133,642	(9)
11/13/2024	Barclays	Euro	106,613	United States Dollar	118,473	(2,441)
11/29/2024	Barclays	Korean Won	132,893,000	United States Dollar	100,000	(3,274)
Subtotal Depreciation						(17,031)
Total						$(5,487)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$1,323,461	$—	$1,323,461
Financial Certificates	—	341,032	—	341,032
Government Agencies	—	2,307,629	—	2,307,629
Government Bonds	—	14,705,332	—	14,705,332
Short Term Bills and Notes	—	410,345	—	410,345
Total Debt Securities	—	19,087,799	—	19,087,799
Total Investments	$—	$19,087,799	$—	$19,087,799
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$11,544	$—	$11,544
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(17,031)	—	(17,031)
Total Other Financial Instruments	$—	$(5,487)	$—	$(5,487)
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$11,544
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(17,031)
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2024:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$11,978

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(5,714)
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $868,730)
Localiza Rent a Car S.A.*	BRL	11,800	$85,771	1.15
Lojas Renner S.A.*	BRL	28,100	90,266	1.21
MercadoLibre, Inc.*		100	203,718	2.74
NU Holdings Ltd., Class A*		5,200	78,468	1.05
Rede D’Or Sao Luiz S.A.*,2	BRL	40,000	203,152	2.73
StoneCo Ltd., Class A*		7,100	78,810	1.06
TOTVS S.A.*	BRL	30,200	155,887	2.10
			896,072	12.04
Hungary (Cost $53,856)
Wizz Air Holdings PLC*,2	GBP	2,369	42,127	0.57
			42,127	0.57
India (Cost $1,101,677)
Axis Bank Ltd. GDR (Registered)		3,131	216,163	2.90
Dr. Reddy’s Laboratories Ltd. ADR		2,115	156,299	2.10
HDFC Bank Ltd. ADR		4,671	294,413	3.96
Infosys Ltd. ADR		9,255	193,522	2.60
Larsen & Toubro Ltd. GDR (Registered)		3,619	155,556	2.09
MakeMyTrip Ltd.*		1,300	131,937	1.77
			1,147,890	15.42
Indonesia (Cost $381,239)
Bank Mandiri Persero Tbk PT	IDR	458,700	195,608	2.63
Grab Holdings Ltd., Class A*		31,000	126,480	1.70
Sumber Alfaria Trijaya Tbk PT	IDR	337,500	71,365	0.96
			393,453	5.29
Kazakhstan (Cost $224,442)
Kaspi.KZ JSC ADR (Registered)		1,784	196,490	2.64
			196,490	2.64
Malaysia (Cost $156,145)
My EG Services Bhd.	MYR	660,200	123,768	1.66
			123,768	1.66
Mexico (Cost $448,394)
Fomento Economico Mexicano S.A.B. de C.V. ADR		1,021	98,925	1.33
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	8,135	141,059	1.89
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	13,100	91,218	1.23
Wal-Mart de Mexico S.A.B. de C.V.	MXN	27,900	76,716	1.03
			407,918	5.48
Philippines (Cost $76,662)
BDO Unibank, Inc.	PHP	29,920	78,244	1.05
			78,244	1.05
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
Saudi Arabia (Cost $171,114)
Bupa Arabia for Cooperative Insurance Co.	SAR	1,440	$77,100	1.03
United International Transportation Co.	SAR	3,407	77,964	1.05
			155,064	2.08
South Korea (Cost $1,313,522)
Classys, Inc.	KRW	2,576	94,328	1.27
DB Insurance Co. Ltd.	KRW	1,718	135,185	1.82
Eugene Technology Co. Ltd.	KRW	2,063	54,760	0.74
Hansol Chemical Co. Ltd.	KRW	1,317	118,817	1.60
Hyundai Motor Co.	KRW	431	65,927	0.89
KoMiCo Ltd.	KRW	1,660	59,926	0.80
Samsung C&T Corp.	KRW	1,151	96,886	1.30
SK Hynix, Inc.	KRW	2,304	301,037	4.04
SK Square Co. Ltd.*	KRW	3,414	206,182	2.77
			1,133,048	15.23
Taiwan (Cost $2,060,447)
Alchip Technologies Ltd.	TWD	444	26,970	0.36
Chroma ATE, Inc.	TWD	7,000	87,603	1.18
Delta Electronics, Inc.	TWD	12,000	147,895	1.99
E Ink Holdings, Inc.	TWD	32,000	296,710	3.99
Elite Material Co. Ltd.	TWD	5,000	64,728	0.87
Gudeng Precision Industrial Co. Ltd.	TWD	4,000	66,796	0.90
Lotes Co. Ltd.	TWD	2,000	102,817	1.38
MediaTek, Inc.	TWD	4,000	156,576	2.10
Parade Technologies Ltd.	TWD	2,000	43,261	0.58
Sinbon Electronics Co. Ltd.	TWD	10,000	81,595	1.10
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	35,000	1,100,621	14.79
WinWay Technology Co. Ltd.	TWD	2,000	80,650	1.08
			2,256,222	30.32
United Arab Emirates (Cost $211,871)
Abu Dhabi Islamic Bank PJSC	AED	37,177	127,296	1.71
Aldar Properties PJSC	AED	60,595	125,429	1.69
			252,725	3.40
Total Common Stocks (Cost $7,068,099)			7,083,021	95.18
Preferred Stocks
Brazil (Cost $142,231)
Petroleo Brasileiro S.A. ADR, 6.247%[3]		10,691	132,248	1.78
			132,248	1.78
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $45,042)
Hyundai Motor Co., 9.006%[3]	KRW	382	$44,030	0.59
			44,030	0.59
Total Preferred Stocks (Cost $187,273)			176,278	2.37
Total Investments (Total Cost $7,255,372)			7,259,299	97.55
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			182,184	2.45
Net Assets			$7,441,483	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2024 , these securities had a total value of $245,279 or 3.30% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At October 31, 2024, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	7.2%
Consumer Staples	3.3
Energy	1.8
Financials	21.1
Health Care	6.1
Industrials	14.2
Information Technology	40.6
Materials	1.6
Real Estate	1.7
Total Investments	97.6
Other Assets Less Liabilities	2.4
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2024
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ex China Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$896,072	$—	$—	$896,072
Hungary	—	42,127	—	42,127
India	776,171	371,719	—	1,147,890
Indonesia	126,480	266,973	—	393,453
Kazakhstan	196,490	—	—	196,490
Malaysia	—	123,768	—	123,768
Mexico	407,918	—	—	407,918
Philippines	—	78,244	—	78,244
Saudi Arabia	—	155,064	—	155,064
South Korea	—	1,133,048	—	1,133,048
Taiwan	—	2,256,222	—	2,256,222
United Arab Emirates	—	252,725	—	252,725
Total Common Stock	2,403,131	4,679,890	—	7,083,021
Preferred Stocks
Brazil	132,248	—	—	132,248
South Korea	—	44,030	—	44,030
Total Preferred Stock	132,248	44,030	—	176,278
Total Investments	$2,535,379	$4,723,920	$—	$7,259,299
See accompanying notes to the financial statements.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS
As of October 31, 2024

1.    Organization
Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes twelve funds as of October 31, 2024, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Low Duration Fund, Ashmore Emerging Markets Debt Fund and Ashmore Emerging Markets Equity ex China Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein. On June 11, 2024, the Trust launched the Ashmore Emerging Markets Equity ex China Fund.
Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”).  Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager.  The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.
Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.
The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.
2.    Significant accounting policies
The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:
(a) Basis of preparation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(b) Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.
(c) Determination of the Net Asset Value
The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.
(d) Investment valuation
For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. The fair value of investments may be determined based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Valuation Designee (as defined below) may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. The Valuation Designee (as defined below) may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.
Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Funds to perform the fair value determination relating to all Fund investments. The Investment Manager may carry out its designated responsibilities as Valuation Designee through various committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded.
The Valuation Designee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of an investment. The Valuation Designee may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.
Fair valuation may require subjective determinations about the value of a security or asset. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
(e) Investment transactions, income and expenses
Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Other non-cash dividends are recognized as investment income at the fair value of the property received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.
Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.
(f) Foreign Currency
Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.
(g) Inflation Index Securities
Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At October 31, 2024, all inflation-indexed bonds were shown on the Schedule of Investments with their stated coupon rate.
(h) Credit-Linked Notes
Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.
3.    Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.
Counterparty and Third Party Risk
Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.
Credit Risk
The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.
Market Risk
The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Derivative financial instruments may result in off-balance sheet market and credit risk.  If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.
In addition, wars, terrorism, environmental and public health risks, and other geopolitical events may contribute to instability in world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and a substantial economic downturn in economies throughout the world. Other epidemics and pandemics that may arise in the future could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.
On February 24, 2022, the Russian government invaded Ukraine, resulting in sanctions imposed upon various Russian entities and persons by the US and other governments. The Funds may invest in securities and instruments that are economically tied to Russia. Such investments may be negatively impacted by such sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The reductions in liquidity in investments tied to Russia may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments tied to Russia that the Fund may no longer seek to hold. Ashmore will continue to actively manage these positions in the best interests of the Funds and their shareholders.
Foreign/Emerging Markets Risks
Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.
4.    Fair value measurements
U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment.  This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk.
Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.
Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources are based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.
Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.
Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, addresses valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company, including related oversight and reporting requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Among other things, Rule 2a-5 permits the Board to designate the Funds’ investment adviser to perform the Funds’ fair value determinations, which are subject to Board oversight. Pursuant to Rule 2a-5, the Board approved changes to the Funds’ valuation policies and procedures and designated the Funds’ investment adviser, Ashmore Investment Advisors Limited, to serve as the “valuation designee” to perform the Funds’ fair value determinations.
5.    Capital share transactions
Transactions in Class A shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	33,071	$160,696	12,473	$60,664	(62,850)	$(309,210)	(17,306)	$(87,850)
Ashmore Emerging Markets Local Currency Bond Fund	1	5	1,285	8,105	(157,476)	(976,065)	(156,190)	(967,955)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income Fund	28,413	$153,156	27,911	$150,866	(243,709)	$(1,320,628)	(187,385)	$(1,016,606)
Ashmore Emerging Markets Short Duration Fund	137,924	653,710	75,781	356,003	(1,638,684)	(7,717,764)	(1,424,979)	(6,708,051)
Ashmore Emerging Markets Active Equity Fund	42	310	47	362	(1,209)	(9,177)	(1,120)	(8,505)
Ashmore Emerging Markets Small-Cap Equity Fund	1,645	23,192	235	2,973	(11,367)	(151,179)	(9,487)	(125,014)
Ashmore Emerging Markets Frontier Equity Fund	137,145	1,433,890	5,930	58,887	(119,807)	(1,258,047)	23,268	234,730
Ashmore Emerging Markets Equity Fund	2,856,839	30,418,302	544	6,161	(226,644)	(2,569,664)	2,630,739	27,854,799
Ashmore Emerging Markets Equity ESG Fund	—	—	—*	—	—	—	—	—
Ashmore Emerging Markets Low Duration Fund	—	—	4	30	—	—	4	30
Ashmore Emerging Markets Debt Fund	—	—	5	39	—	—	5	39
Ashmore Emerging Markets Equity ex China Fund	74	745	—	2	—	—	74	747

*	Amount rounds to less than 0.5 shares.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Transactions in Class C shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	942	$4,533	6,248	$30,251	(65,149)	$(316,172)	(57,959)	$(281,388)
Ashmore Emerging Markets Local Currency Bond Fund	576	3,678	30	180	—	—	606	3,858
Ashmore Emerging Markets Corporate Income Fund	335	1,803	11,339	61,053	(85,481)	(460,528)	(73,807)	(397,672)
Ashmore Emerging Markets Short Duration Fund	1	93	1,982	8,909	(14,130)	(65,207)	(12,147)	(56,205)
Ashmore Emerging Markets Active Equity Fund	—	—	1	4	—	—	1	4
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Frontier Equity Fund	3,977	38,544	161	1,531	(4,063)	(36,419)	75	3,656
Ashmore Emerging Markets Equity Fund	—	—	2	20	(1,877)	(17,085)	(1,875)	(17,065)
Ashmore Emerging Markets Equity ESG Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Low Duration Fund	—	—	3	24	—	—	3	24
Ashmore Emerging Markets Debt Fund	—	—	4	33	—	—	4	33

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity ex China Fund	73	$730	—	$1	—	$—	73	$731
Transactions in Institutional Class shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	3,850,163	$18,771,257	1,852,324	$9,146,855	(84,718,969)	$(421,407,417)	(79,016,482)	$(393,489,305)
Ashmore Emerging Markets Local Currency Bond Fund	139,074	949,517	59,196	393,699	(235,446)	(1,582,351)	(37,176)	(239,135)
Ashmore Emerging Markets Corporate Income Fund	657,843	3,749,548	462,068	2,595,654	(9,754,333)	(55,230,237)	(8,634,422)	(48,885,035)
Ashmore Emerging Markets Short Duration Fund	9,519	44,344	70,499	326,110	(4,773,319)	(22,030,420)	(4,693,301)	(21,659,966)
Ashmore Emerging Markets Active Equity Fund	42,950	308,655	22,678	173,389	(822,709)	(6,201,926)	(757,081)	(5,719,882)
Ashmore Emerging Markets Small-Cap Equity Fund	4,088	69,290	2,358	38,787	(28,278)	(485,218)	(21,832)	(377,141)
Ashmore Emerging Markets Frontier Equity Fund	1,266,171	14,882,788	160,965	1,874,860	(935,278)	(10,448,490)	491,858	6,309,158
Ashmore Emerging Markets Equity Fund	7,514,879	78,339,624	15,487	163,981	(6,163,775)	(62,780,555)	1,366,591	15,723,050
Ashmore Emerging Markets Equity ESG Fund	—	—	464	4,411	—	—	464	4,411

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Low Duration Fund	—	$—	35,147	$306,792	—	$—	35,147	$306,792
Ashmore Emerging Markets Debt Fund	—	—	96,710	795,345	—	—	96,710	795,345
Ashmore Emerging Markets Equity ex China Fund	748,244	7,482,440	1,758	18,297	—	—	750,002	7,500,737
Transactions in Class A shares for the year ended October 31, 2023, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	284,055	$1,383,736	22,112	$104,055	(432,918)	$(2,011,639)	(126,751)	$(523,848)
Ashmore Emerging Markets Local Currency Bond Fund	3,650	24,374	657	3,993	(30,829)	(201,321)	(26,522)	(172,954)
Ashmore Emerging Markets Corporate Income Fund	261,821	1,359,697	48,112	253,902	(529,621)	(2,766,003)	(219,688)	(1,152,404)
Ashmore Emerging Markets Short Duration Fund	2,286,924	10,381,902	143,671	643,004	(1,347,038)	(5,922,593)	1,083,557	5,102,313
Ashmore Emerging Markets Active Equity Fund	98	753	145	1,014	(125,762)	(878,618)	(125,519)	(876,851)
Ashmore Emerging Markets Small-Cap Equity Fund	140,142	1,540,647	—	—	(139,219)	(1,543,103)	923	(2,456)
Ashmore Emerging Markets Frontier Equity Fund	38,001	323,023	4,293	36,169	(206,937)	(1,762,062)	(164,643)	(1,402,870)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity Fund	460,109	$4,522,664	1,253	$12,505	(351,596)	$(3,535,339)	109,766	$999,830
Ashmore Emerging Markets Equity ESG Fund	—	—	1	4	—	—	1	4
Ashmore Emerging Markets Low Duration Fund	—	—	3	29	—	—	3	29
Ashmore Emerging Markets Debt Fund	—	—	5	35	—	—	5	35
Transactions in Class C shares for the year ended October 31, 2023, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	2,768	$13,075	9,215	$43,244	(83,318)	$(392,770)	(71,335)	$(336,451)
Ashmore Emerging Markets Local Currency Bond Fund	168	1,000	2	13	(435)	(2,623)	(265)	(1,610)
Ashmore Emerging Markets Corporate Income Fund	19,840	106,650	20,469	107,863	(108,926)	(575,973)	(68,617)	(361,460)
Ashmore Emerging Markets Short Duration Fund	—	—	4,981	21,358	(38,682)	(162,274)	(33,701)	(140,916)
Ashmore Emerging Markets Active Equity Fund	—	—	1	10	—	—	1	10
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	(2,780)	(32,766)	(2,780)	(32,766)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Frontier Equity Fund	10,431	$85,000	105	$856	(20,850)	$(169,796)	(10,314)	$(83,940)
Ashmore Emerging Markets Equity Fund	525	5,000	44	415	(6,099)	(56,063)	(5,530)	(50,648)
Ashmore Emerging Markets Equity ESG Fund	—	—	—	1	—	—	—	1
Ashmore Emerging Markets Low Duration Fund	—	—	3	25	—	—	3	25
Ashmore Emerging Markets Debt Fund	—	—	4	31	—	—	4	31
Transactions in Institutional Class shares for the year ended October 31, 2023, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	21,462,386	$103,688,703	5,751,175	$27,466,748	(41,319,719)	$(194,962,456)	(14,106,158)	$(63,807,005)
Ashmore Emerging Markets Local Currency Bond Fund	926,798	5,962,700	29,415	188,256	(243,450)	(1,555,825)	712,763	4,595,131
Ashmore Emerging Markets Corporate Income Fund	4,608,281	25,902,099	886,855	4,880,428	(9,541,955)	(52,482,610)	(4,046,819)	(21,700,083)
Ashmore Emerging Markets Short Duration Fund	1,706,959	7,924,774	191,162	843,363	(3,269,750)	(14,582,175)	(1,371,629)	(5,814,038)
Ashmore Emerging Markets Active Equity Fund	5,963,911	43,140,305	50,777	358,852	(14,732,134)	(110,895,068)	(8,717,446)	(67,395,911)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Small-Cap Equity Fund	105,339	$1,528,927	—	$—	(22,369)	$(342,101)	82,970	$1,186,826
Ashmore Emerging Markets Frontier Equity Fund	1,447,138	14,280,948	120,113	1,184,204	(2,266,405)	(22,396,106)	(699,154)	(6,930,954)
Ashmore Emerging Markets Equity Fund	4,734,389	45,556,845	91,838	879,491	(6,369,748)	(60,335,833)	(1,543,521)	(13,899,497)
Ashmore Emerging Markets Equity ESG Fund	—	—	6,122	57,295	—	—	6,122	57,295
Ashmore Emerging Markets Low Duration Fund	110	935	34,976	299,814	—	—	35,086	300,749
Ashmore Emerging Markets Debt Fund	305	2,240	90,996	718,685	—	—	91,301	720,925
Capital shares
Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.
6.    Investment transactions
For the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding derivatives and short-term investments) for the Funds were as follows:
Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$71,092,626	$422,530,585
Ashmore Emerging Markets Local Currency Bond Fund	5,572,818	7,302,658
Ashmore Emerging Markets Corporate Income Fund	50,252,586	97,951,627
Ashmore Emerging Markets Short Duration Fund	16,013,267	40,566,736
Ashmore Emerging Markets Active Equity Fund	52,709,977	60,308,107
Ashmore Emerging Markets Small-Cap Equity Fund	7,728,494	8,308,662
Ashmore Emerging Markets Frontier Equity Fund	66,113,647	58,866,482
Ashmore Emerging Markets Equity Fund	169,282,545	127,813,562
Ashmore Emerging Markets Equity ESG Fund	7,705,098	7,516,448

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Purchases	Sales
Ashmore Emerging Markets Low Duration Fund	$3,430,694	$3,314,011
Ashmore Emerging Markets Debt Fund	5,685,205	5,112,682
Ashmore Emerging Markets Equity ex China Fund	8,963,838	1,639,469
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the recharacterization of income recognition on investments in PFICs.  At October 31, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$3,977,868	$(33,626,668)	$(29,648,800)	$123,442,386
Ashmore Emerging Markets Local Currency Bond Fund	250,708	(606,554)	(355,846)	8,932,980
Ashmore Emerging Markets Corporate Income Fund	671,737	(21,692,600)	(21,020,863)	47,591,996
Ashmore Emerging Markets Short Duration Fund	404,385	(24,123,781)	(23,719,396)	55,708,080
Ashmore Emerging Markets Active Equity Fund	2,008,700	(428,798)	1,579,902	18,968,254
Ashmore Emerging Markets Small-Cap Equity Fund	1,332,546	(1,489,826)	(157,280)	10,245,074
Ashmore Emerging Markets Frontier Equity Fund	12,979,859	(2,077,105)	10,902,754	75,611,188
Ashmore Emerging Markets Equity Fund	16,729,037	(7,739,504)	8,989,533	150,419,285
Ashmore Emerging Markets Equity ESG Fund	2,242,069	(603,826)	1,638,243	10,954,179
Ashmore Emerging Markets Low Duration Fund	88,664	(63,644)	25,020	9,796,549
Ashmore Emerging Markets Debt Fund	776,018	(555,036)	220,982	18,861,330
Ashmore Emerging Markets Equity ex China Fund	402,892	(422,392)	(19,500)	7,278,799
7.    Federal income taxes
No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.
For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income.  The reclassifications have no impact on the net assets of the Funds. As a result, the following reclassifications were made to the October 31, 2024 Statements of Assets and Liabilities:
Fund	Paid in Capital	Distributable earnings/ (Accumulated loss)
Ashmore Emerging Markets Total Return Fund	$(3,095,765)	$3,095,765
Ashmore Emerging Markets Small-Cap Equity Fund	(43,026)	43,026
Ashmore Emerging Markets Frontier Equity Fund	(92,731)	92,731

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Paid in Capital	Distributable earnings/ (Accumulated loss)
Ashmore Emerging Markets Equity ESG Fund	$29	$(29)
Ashmore Emerging Markets Low Duration Fund	(3,313)	3,313
Ashmore Emerging Markets Debt Fund	(7,603)	7,603
Ashmore Emerging Markets Equity ex China Fund	(1,036)	1,036
The following Funds have available capital loss carryforwards for which there is no expiration date:
Fund	Short-Term Capital Loss Carryforward at October 31, 2024	Long-Term Capital Loss Carryforward at October 31, 2024
Ashmore Emerging Markets Total Return Fund	$(48,848,575)	$(394,130,604)
Ashmore Emerging Markets Local Currency Bond Fund	—	(1,136,174)
Ashmore Emerging Markets Corporate Income Fund	(28,829,757)	(113,963,248)
Ashmore Emerging Markets Short Duration Fund	(105,040,655)	(279,631,683)
Ashmore Emerging Markets Active Equity Fund	(11,780,602)	(9,651,215)
Ashmore Emerging Markets Small-Cap Equity Fund	—	(2,648,448)
Ashmore Emerging Markets Frontier Equity Fund	(706,995)	—
Ashmore Emerging Markets Equity Fund	(2,575,322)	(6,917,237)
Ashmore Emerging Markets Equity ESG Fund	(334,732)	(443,994)
Ashmore Emerging Markets Low Duration Fund	(562,957)	(690,871)
Ashmore Emerging Markets Debt Fund	(519,747)	(2,937,466)
Ashmore Emerging Markets Equity ex China Fund	(45,570)	—
During the fiscal year ended October 31, 2024, the Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Frontier Equity Fund utilized $4,035,103, $705,351, $207,170, and $6,727,944, respectively, in capital loss carryforwards.
The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

As of October 31, 2024, the components of distributable taxable earnings, including temporary differences were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(444,268,519)	$(29,648,796)	$(473,917,315)
Ashmore Emerging Markets Local Currency Bond Fund	214,061	—	(1,139,096)	(355,846)	(1,280,881)
Ashmore Emerging Markets Corporate Income Fund	67,907	—	(143,587,556)	(21,020,862)	(164,540,511)
Ashmore Emerging Markets Short Duration Fund	144,263	—	(386,220,875)	(23,719,385)	(409,795,997)
Ashmore Emerging Markets Active Equity Fund	298,645	—	(21,431,817)	1,579,902	(19,553,270)
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	(2,648,448)	(157,280)	(2,805,728)
Ashmore Emerging Markets Frontier Equity Fund	—	—	(709,054)	10,902,754	10,193,700
Ashmore Emerging Markets Equity Fund	524,995	—	(9,492,567)	8,989,533	21,961
Ashmore Emerging Markets Equity ESG Fund	48,568	—	(785,454)	1,638,243	901,357
Ashmore Emerging Markets Low Duration Fund	—	—	(1,261,971)	25,007	(1,236,964)
Ashmore Emerging Markets Debt Fund	—	—	(3,470,656)	221,026	(3,249,630)
Ashmore Emerging Markets Equity ex China Fund	12,962	—	(52,970)	(19,688)	(59,696)
The taxable character of distributions paid during the fiscal year ended October 31, 2024, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$7,710,737	$—	$—	$3,095,765	$10,806,502

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Local Currency Bond Fund	$584,546	$—	$—	$—	$584,546
Ashmore Emerging Markets Corporate Income Fund	3,096,789	—	—	—	3,096,789
Ashmore Emerging Markets Short Duration Fund	2,377,976	—	—	—	2,377,976
Ashmore Emerging Markets Active Equity Fund	238,888	—	—	—	238,888
Ashmore Emerging Markets Small-Cap Equity Fund	56,098	—	—	—	56,098
Ashmore Emerging Markets Frontier Equity Fund	1,952,942	—	—	92,731	2,045,673
Ashmore Emerging Markets Equity Fund	265,711	—	—	—	265,711
Ashmore Emerging Markets Equity ESG Fund	6,302	—	—	—	6,302
Ashmore Emerging Markets Low Duration Fund	435,914	—	—	—	435,914
Ashmore Emerging Markets Debt Fund	1,126,430	—	—	—	1,126,430
Ashmore Emerging Markets Equity ex China Fund	26,143	—	—	—	26,143
The taxable character of distributions paid during the fiscal year ended October 31, 2023, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$29,192,184	$—	$—	$607,767	$29,799,951
Ashmore Emerging Markets Local Currency Bond Fund	292,712	—	—	—	292,712
Ashmore Emerging Markets Corporate Income Fund	6,827,030	—	—	—	6,827,030

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Short Duration Fund	$5,645,584	$—	$—	$—	$5,645,584
Ashmore Emerging Markets Active Equity Fund	528,398	—	—	—	528,398
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	—
Ashmore Emerging Markets Frontier Equity Fund	1,284,796	—	—	—	1,284,796
Ashmore Emerging Markets Equity Fund	1,579,990	—	—	—	1,579,990
Ashmore Emerging Markets Equity ESG Fund	81,886	—	—	—	81,886
Ashmore Emerging Markets Low Duration Fund	399,474	—	—	16,040	415,514
Ashmore Emerging Markets Debt Fund	923,107	—	—	72,000	995,107
8.    Distributions to shareholders
The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Low Duration Fund and Ashmore Emerging Markets Debt Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund and Ashmore Emerging Markets Equity ex China Fund declare and pay distributions of their net investment income at least quarterly.
Distributions of net realized capital gains, if any, are declared and paid at least annually.  The Funds may also make a special distribution to comply with federal tax requirements.  Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards.  Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.  Examples of characterization differences include the treatment of foreign currency transactions and swap transactions.  As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP.  In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 7 for further details.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

9.    Derivative instruments and hedging activities
FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.
In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC  eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 may limit a Fund’s ability to use derivatives as part of its investment strategy, make derivatives more costly or otherwise adversely affect Fund performance.
The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows.  The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.
(a) Forward foreign currency exchange contracts
A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.
Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

During the year ended October 31, 2024, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Low Duration Fund and Ashmore Emerging Markets Debt Fund had average quarterly contract notional exposures of $129,932,274, $7,446,876, $2,049,022, $205,755, $205,437 and $960,237, respectively, related to forward foreign currency exchange contracts.
(b) Futures contracts
Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of securities indices, commodities or the fair value in United States Dollars of a foreign currency.
The Funds’ participation in the futures markets involves certain risks, including the imperfect correlation between movements in the price of the futures contracts and movements in the price of the underlying securities.  Risks may arise from the potential inability of a counterparty to meet the terms of the contract.
Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract.
At the time the Funds enter into a futures contract, the Funds deposit and maintain as collateral initial margin with the broker, as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract.  Such receipts or payments are determined by the rules of the futures exchange and are known as variation margin.  When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.  This amount is included in net realized gain or loss on futures contracts in the Statement of Operations. Any unrealized gains or losses on open futures contracts are included in net change in unrealized appreciation/(depreciation) on futures contracts in the Statement of Operations.
During the year ended October 31, 2024, the Ashmore Emerging Markets Corporate Income Fund had average quarterly contract notional exposure of $1,952,434 related to futures contracts.
(c) Swap Agreements
During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.
The periodic payments on the swap agreements entered into by the Funds are reflected in the Statements of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur.  Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.
During the year ended October 31, 2024, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $9,878,694 and $1,902,791, respectively, related to interest rate swap agreements.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.
Offsetting of Financial Assets and Derivative Assets as of October 31, 2024:
Over-the-Counter Financial Derivative Instruments:
Forward Currency Contracts and Interest Rate Swap Contracts
Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$146,750	$(2,729)	$—	$144,021
BNP Paribas	35,822	(5,795)	—	30,027
Deutsche Bank	39,590	(12,642)	—	26,948
HSBC Bank	36,016	(36,016)	—	—
JPMorgan Chase	42,371	(152)	—	42,219
Merrill Lynch	16,086	(16,086)	—	—
Morgan Stanley	18,932	(18,932)	—	—
Northern Trust	3,959	—	—	3,959
Santander	441	(441)	—	—
Total	$339,967	$(92,793)	$ —	$247,174

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$2,729	$(2,729)	$—	$—
BNP Paribas	5,795	(5,795)	—	—
Citibank	1,299	—	—	1,299
Deutsche Bank	12,642	(12,642)	—	—
HSBC Bank	159,585	(36,016)	—	123,569
JPMorgan Chase	152	(152)	—	—
Merrill Lynch	32,400	(16,086)	—	16,314
Morgan Stanley	60,557	(18,932)	—	41,625
Santander	15,668	(441)	—	15,227
Total	$290,827	$(92,793)	$ —	$198,034

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$24,050	$(835)	$—	$23,215
BNP Paribas	2,369	(2,369)	—	—
Citibank	154	(154)	—	—
Deutsche Bank	12,923	(3,522)	—	9,401
Goldman Sachs	188	—	—	188
HSBC Bank	15,362	(9,810)	(1,633)	3,919
JPMorgan Chase	6,435	(268)	—	6,167
Merrill Lynch	3,742	(2,446)	—	1,296
Morgan Stanley	6,604	(6,074)	—	530
Santander	582	(582)	—	—
State Street	214	—	—	214
UBS	3	(3)	—	—
Total	$72,626	$(26,063)	$(1,633)	$44,930

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$835	$(835)	$—	$—
BNP Paribas	5,527	(2,369)	—	3,158
Citibank	374	(154)	—	220
Deutsche Bank	3,522	(3,522)	—	—
HSBC Bank	9,810	(9,810)	—	—
JPMorgan Chase	268	(268)	—	—
Merrill Lynch	2,446	(2,446)	—	—
Morgan Stanley	6,074	(6,074)	—	—
Santander	7,997	(582)	—	7,415
UBS	9,618	(3)	—	9,615
Total	$46,471	$(26,063)	$ —	$20,408

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$1,479	$—	$—	$1,479
Total	$1,479	$ —	$ —	$1,479

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$16,496	$—	$—	$16,496
Total	$16,496	$ —	$ —	$16,496

Ashmore Emerging Markets Short Duration Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$1,088	$(1,088)	$—	$—
Total	$1,088	$(1,088)	$ —	$ —

Ashmore Emerging Markets Short Duration Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$2,675	$(1,088)	$—	$1,587
Total	$2,675	$(1,088)	$ —	$1,587

Ashmore Emerging Markets Low Duration Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$1,112	$—	$—	$1,112
Total	$1,112	$ —	$ —	$1,112

Ashmore Emerging Markets Debt Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$10,468	$(10,468)	$—	$—
Northern Trust	1,076	—	—	1,076
Total	$11,544	$(10,468)	$ —	$1,076

Ashmore Emerging Markets Debt Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$17,006	$(10,468)	$—	$6,538

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Ashmore Emerging Markets Debt Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Morgan Stanley	$25	$—	$—	$25
Total	$17,031	$(10,468)	$ —	$6,563
10.  Related parties
Investment management fees
The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:
Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.75%
Ashmore Emerging Markets Corporate Income Fund	0.85%
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Small-Cap Equity Fund	1.25%
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.00%
Ashmore Emerging Markets Equity ESG Fund	1.00%
Ashmore Emerging Markets Low Duration Fund	0.65%
Ashmore Emerging Markets Debt Fund	0.65%
Ashmore Emerging Markets Equity ex China Fund	1.00%
The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for certain other expenses to the extent that a Fund’s Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expenses, taxes, custodial credits, transfer agency credits, expense offset arrangements, and extraordinary expenses, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses) for the Fund’s Class A, Class C and Institutional Class Shares exceed the percentage of the average daily net assets attributable to the particular share class shown below until October 31, 2024. Effective November 1, 2024, the Investment Manager has contractually agreed to waive its fees or reimburse each Fund for certain other expenses to the extent that a Fund’s Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expenses, taxes, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, expense offset arrangements, and extraordinary expenses, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses) for the Fund’s Class A, Class C and Institutional Class Shares exceed the percentage of the average daily net assets attributable to the particular share class shown below. Under the Expense Limitation Agreement, the Investment Manager may recoup amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed. The contractual expense limitation arrangement is expected to continue until at least February 28, 2025 (and May 22, 2025 with respect to Ashmore Emerging Markets ex China Fund). The arrangement may be

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

terminated by the Trust, subject to approval by the Board of Trustees of the Trust, upon ninety (90) days’ written notice to the Investment Manager. The expense limitation arrangement may be terminated before February 28, 2025 (and before May 22, 2025 with respect to Ashmore Emerging Markets ex China Fund) only by the Board of Trustees.
Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.02%	1.77%	0.77%
Ashmore Emerging Markets Corporate Income Fund	1.12%	1.87%	0.87%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.52%	2.27%	1.27%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Equity ESG Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Low Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Debt Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Equity ex China Fund	1.27%	2.02%	1.02%
Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:
Fund	2025	2026	2027	Total
Ashmore Emerging Markets Total Return Fund	$1,119,411	$1,023,234	$517,877	$2,660,522
Ashmore Emerging Markets Local Currency Bond Fund	121,907	168,860	185,864	476,631
Ashmore Emerging Markets Corporate Income Fund	345,989	276,983	276,748	899,720
Ashmore Emerging Markets Short Duration Fund	216,728	228,856	188,214	633,798
Ashmore Emerging Markets Active Equity Fund	220,507	266,050	231,944	718,501
Ashmore Emerging Markets Small-Cap Equity Fund	110,918	150,305	171,299	432,522
Ashmore Emerging Markets Frontier Equity Fund	342,706	355,358	392,343	1,090,407
Ashmore Emerging Markets Equity Fund	280,776	412,520	595,599	1,288,895

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	2025	2026	2027	Total
Ashmore Emerging Markets Equity ESG Fund	$110,142	$121,592	$139,987	$371,721
Ashmore Emerging Markets Low Duration Fund	77,472	91,077	104,623	273,172
Ashmore Emerging Markets Debt Fund	86,233	103,221	170,055	359,509
Ashmore Emerging Markets Equity ex China Fund	N/A	N/A	98,966	98,966
Distribution and Servicing fees
The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):
	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%
Cross Trades
The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.
During the year ended October 31, 2024, none of the Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates.
Affiliated Ownership
As of October 31, 2024, Ashmore Management Company Limited owned the following percentages of the outstanding shares of each Fund:
Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Local Currency Bond Fund	—%	22.83%	94.18%
Ashmore Emerging Markets Active Equity Fund	—%	—%	100.00%
Ashmore Emerging Markets Equity ESG Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Low Duration Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Debt Fund	100.00%	100.00%	100.00%

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Equity ex China Fund	100.00%	100.00%	100.00%
In addition to the Ashmore Management Company Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:
Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Total Return Fund	Class A	7	26.79%, 24.83%, 17.01%, 8.80%, 7.62%, 7.25%, 5.41%
	Class C	3	73.60%, 15.40%, 5.21%
	Institutional Class	6	37.49%, 16.54%, 11.11%, 11.08%, 8.14%, 6.07%
Ashmore Emerging Markets Local Currency Bond Fund	Class A	3	56.71%, 34.02%, 8.10%
	Class C	2	77.17%, 22.83%
	Institutional Class	2	94.18%, 5.28%
Ashmore Emerging Markets Corporate Income Fund	Class A	5	35.92%, 23.27%, 15.03%, 12.72%, 8.73%
	Class C	4	69.75%, 10.38%, 8.72%, 7.45%
	Institutional Class	6	27.79%, 13.94%, 10.35%, 7.37%, 5.88%, 5.58%
Ashmore Emerging Markets Short Duration Fund	Class A	3	60.83%, 29.04%, 9.47%
	Class C	3	62.08%, 26.68%, 11.23%
	Institutional Class	2	84.84%, 9.52%
Ashmore Emerging Markets Active Equity Fund	Class A	2	79.91%, 20.07%
	Institutional Class	1	97.47%
Ashmore Emerging Markets Small-Cap Equity Fund	Class A	5	35.08%, 31.21%, 12.00%, 8.79%, 5.01%
	Class C	2	61.92%, 38.08%
	Institutional Class	5	26.74%, 25.44%, 23.86%, 12.39%, 5.16%

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2024

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Frontier Equity Fund	Class A	2	65.64%, 25.90%
	Class C	2	89.34%, 8.16%
	Institutional Class	3	39.40%, 26.95%, 24.35%
Ashmore Emerging Markets Equity Fund	Class A	2	71.58%, 27.99%
	Class C	4	55.50%, 22.89%, 8.47%, 8.18%
	Institutional Class	2	56.24%, 26.18%
11.  Commitments
In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.
12.  Subsequent events
The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED)
REMUNERATION DISCLOSURE
Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies including; equity, fixed income and alternatives; and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its asset under management was approximately US$1.7 billion at June, 30 2024. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts eleven offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.
AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore Group plc. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.
Executive directors, members of the investment team, and indeed all other employees, participate in a single incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.
The policy includes:
–	–	A capped basic salary to contain the fixed cost base;
–	–	An aggregate cap on the total variable compensation for Executive Directors including any awards made under Ashmore’s share plan, currently set at £20m; and
–	–	A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), with the Executive Directors LTIP awards also being subject to additional performance conditions measured over five years.
AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; McLagan to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration, and as Remuneration Committee advisors. The Remuneration Committee’s terms of reference can be found here:
https://ir.ashmoregroup.com/corporate-governance.
Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.
The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED) (CONTINUED)
REMUNERATION DISCLOSURE (CONTINUED)
Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.
The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.
The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2024 was as follows:
Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	17	£44,948	£6,928	£51,876
Ashmore Emerging Markets Local Currency Bond Fund	16	53,517	4,091	57,608
Ashmore Emerging Markets Corporate Income Fund	16	15,893	2,718	18,611
Ashmore Emerging Markets Short Duration Fund	16	11,975	2,048	14,023
Ashmore Emerging Markets Active Equity Fund	17	17,021	3,382	20,403
Ashmore Emerging Markets Small-Cap Equity Fund	17	7,899	1,569	9,468
Ashmore Emerging Markets Frontier Equity Fund	17	58,729	11,669	70,398
Ashmore Emerging Markets Equity Fund	17	105,551	20,973	126,524
Ashmore Emerging Markets Equity ESG Fund	17	9,189	1,826	11,015
Ashmore Emerging Markets Low Duration Fund	16	3,798	650	4,448
Ashmore Emerging Markets Debt Fund	16	7,121	1,086	8,207
Ashmore Emerging Markets Equity ex China Fund	17	5,740	1,141	6,881
Total AIAL	21	£813,679	£135,853	£949,532
All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ASHMORE FUNDS
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

ASHMORE FUNDS
OTHER INFORMATION

Administrator, Custodian and Transfer Agent
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
312-630-6000
Investment Manager
Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE
United Kingdom
44-20-3077-6000
Independent Registered Public Accounting Firm
KPMG LLP
Aon Center
Suite 5500
200 East Randolph Street
Chicago, Illinois 60601-6436
Distributor
Ashmore Investment Management (US) Corporation
437 Madison Avenue
Suite 1904
New York, New York 10022
212-661-0061
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
617-951-7000
Independent Trustees’ Counsel
Dechert LLP
One International Place
40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
617-728-7100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There is nothing to report for this item.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Exhibit 99.CODE: Code of Ethics pursuant to Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date:  December 30, 2024

By	/s/ Taurai Sigauke
Taurai Sigauke, Treasurer
(Principal Financial and Accounting Officer)

Date:  December 30, 2024